UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

Item 1.	Reports to Stockholders

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

Fidelity MSCI Telecommunications Services Index ETF

Fidelity MSCI Utilities Index ETF

Semiannual Report January 31, 2018

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2018 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Fidelity® MSCI Consumer Discretionary Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Discretionary Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Consumer Discretionary Index ETF – NAVA	28.18%	14.34%
Fidelity MSCI Consumer Discretionary Index ETF – Market PriceB	28.30%	14.13%
MSCI USA IMI Consumer Discretionary IndexA	28.31%	14.48%
S&P 500 IndexA	26.41%	14.24%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Consumer Discretionary Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Consumer Discretionary Index ETF – NAVA	22.78%	12.46%
Fidelity MSCI Consumer Discretionary Index ETF – Market PriceB	22.96%	12.25%
MSCI USA IMI Consumer Discretionary IndexA	22.90%	12.61%
S&P 500 IndexA	21.83%	13.04%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
Amazon.com, Inc.	15.7
The Home Depot, Inc.	6.3
Comcast Corp. Class A	5.3
The Walt Disney Co.	4.4
McDonald’s Corp.	3.7
Netflix, Inc.	3.1
The Priceline Group, Inc.	2.5
NIKE, Inc. Class B	2.3
Lowe’s Companies, Inc.	2.3
Starbucks Corp.	2.2

47.8

Industries as of January 31, 2018

*	Includes short-term investments and net other assets.

3	Semiannual Report

Fidelity® MSCI Consumer Staples Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Staples Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Consumer Staples Index ETF – NAVA	12.89%	10.81%
Fidelity MSCI Consumer Staples Index ETF – Market PriceB	13.00%	10.50%
MSCI USA IMI Consumer Staples IndexA	13.03%	10.97%
S&P 500 IndexA	26.41%	14.24%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Consumer Staples Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Consumer Staples Index ETF – NAVA	12.51%	10.59%
Fidelity MSCI Consumer Staples Index ETF – Market PriceB	12.71%	10.30%
MSCI USA IMI Consumer Staples IndexA	12.65%	10.76%
S&P 500 IndexA	21.83%	13.04%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
The Procter & Gamble Co.	10.7
The Coca-Cola Co.	9.3
PepsiCo, Inc.	8.3
Philip Morris International, Inc.	8.1
Wal-Mart Stores, Inc.	7.7
Altria Group, Inc.	4.8
Costco Wholesale Corp.	4.1
CVS Health Corp.	3.9
Walgreens Boots Alliance, Inc.	3.3
Mondelez International, Inc. Class A	3.3

63.5

Industries as of January 31, 2018

*	Includes short-term investments and net other assets.

Semiannual Report	4

Fidelity® MSCI Energy Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Energy Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Energy Index ETF – NAVA	4.16%	-2.00%
Fidelity MSCI Energy Index ETF – Market PriceB	4.10%	-1.95%
MSCI USA IMI Energy IndexA	4.25%	-1.89%
S&P 500 IndexA	26.41%	14.24%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Energy Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Energy Index ETF – NAVA	-2.43%	-2.77%
Fidelity MSCI Energy Index ETF – Market PriceB	-2.31%	-2.69%
MSCI USA IMI Energy IndexA	-2.35%	-2.66%
S&P 500 IndexA	21.83%	13.04%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
Exxon Mobil Corp.	22.4
Chevron Corp.	14.4
Schlumberger Ltd.	6.2
ConocoPhillips	4.3
EOG Resources, Inc.	4.0
Occidental Petroleum Corp.	3.5
Halliburton Co.	2.8
Phillips 66	2.7
Valero Energy Corp.	2.6
Kinder Morgan, Inc.	2.2

65.1

Industries as of January 31, 2018

5	Semiannual Report

Fidelity® MSCI Financials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Financials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Financials Index ETF – NAVA	26.53%	15.78%
Fidelity MSCI Financials Index ETF – Market PriceB	26.59%	15.90%
MSCI USA IMI Financials IndexA	26.71%	15.92%
S&P 500 IndexA	26.41%	14.24%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Financials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Financials Index ETF – NAVA	19.98%	14.59%
Fidelity MSCI Financials Index ETF – Market PriceB	19.98%	14.72%
MSCI USA IMI Financials IndexA	20.13%	14.73%
S&P 500 IndexA	21.83%	13.04%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
JPMorgan Chase & Co.	9.4
Bank of America Corp.	7.4
Wells Fargo & Co.	7.2
Berkshire Hathaway, Inc. Class B	6.3
Citigroup, Inc.	5.0
The Goldman Sachs Group, Inc.	2.3
US Bancorp	2.2
Morgan Stanley	1.8
The PNC Financial Services Group, Inc.	1.8
American Express Co.	1.7

45.1

Industries as of January 31, 2018

*	Includes short-term investments and net other assets.

Semiannual Report	6

Fidelity® MSCI Health Care Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Health Care Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Health Care Index ETF – NAVA	28.13%	14.98%
Fidelity MSCI Health Care Index ETF – Market PriceB	28.30%	14.78%
MSCI USA IMI Health Care IndexA	28.31%	15.13%
S&P 500 IndexA	26.41%	14.24%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Health Care Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Health Care Index ETF – NAVA	23.31%	13.52%
Fidelity MSCI Health Care Index ETF – Market PriceB	23.34%	13.31%
MSCI USA IMI Health Care IndexA	23.46%	13.65%
S&P 500 IndexA	21.83%	13.04%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
Johnson & Johnson	9.5
UnitedHealth Group, Inc.	5.9
Pfizer, Inc.	5.6
AbbVie, Inc.	4.6
Merck & Co., Inc.	4.1
Amgen, Inc.	3.5
Medtronic PLC	3.0
Gilead Sciences, Inc.	2.8
Abbott Laboratories	2.8
Bristol-Myers Squibb Co.	2.6

44.4

Industries as of January 31, 2018

*	Includes short-term investments and net other assets.

7	Semiannual Report

Fidelity® MSCI Industrials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Industrials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Industrials Index ETF – NAVA	26.03%	13.70%
Fidelity MSCI Industrials Index ETF – Market PriceB	26.21%	13.46%
MSCI USA IMI Industrials IndexA	26.18%	13.84%
S&P 500 IndexA	26.41%	14.24%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Industrials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Industrials Index ETF – NAVA	22.10%	12.69%
Fidelity MSCI Industrials Index ETF – Market PriceB	22.21%	12.44%
MSCI USA IMI Industrials IndexA	22.24%	12.83%
S&P 500 IndexA	21.83%	13.04%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
The Boeing Co.	6.5
3M Co.	4.9
General Electric Co.	4.6
Honeywell International, Inc.	3.8
Union Pacific Corp.	3.5
United Technologies Corp.	3.4
Caterpillar, Inc.	3.1
Lockheed Martin Corp.	3.0
United Parcel Service, Inc. Class B	2.8
FedEx Corp.	2.2

37.8

Industries as of January 31, 2018

*	Includes short-term investments and net other assets.

Semiannual Report	8

Fidelity® MSCI Information Technology Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Information Technology Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Information Technology Index ETF – NAVA	41.22%	20.78%
Fidelity MSCI Information Technology Index ETF – Market PriceB	41.26%	20.96%
MSCI USA IMI Information Technology IndexA	41.39%	20.90%
S&P 500 IndexA	26.41%	14.24%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Information Technology Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Information Technology Index ETF – NAVA	37.08%	19.16%
Fidelity MSCI Information Technology Index ETF – Market PriceB	36.83%	19.34%
MSCI USA IMI Information Technology IndexA	37.24%	19.28%
S&P 500 IndexA	21.83%	13.04%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
Apple, Inc.	12.8
Microsoft Corp.	10.3
Facebook, Inc. Class A	6.5
Alphabet, Inc. Class C	5.4
Alphabet, Inc. Class A	5.2
Visa, Inc. Class A	3.3
Intel Corp.	3.3
Cisco Systems, Inc.	3.1
Oracle Corp.	2.4
Mastercard, Inc. Class A	2.3

54.6

Industries as of January 31, 2018

*	Includes short-term investments and net other assets.

9	Semiannual Report

Fidelity® MSCI Materials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Materials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Materials Index ETF – NAVA	22.26%	11.11%
Fidelity MSCI Materials Index ETF – Market PriceB	22.28%	10.84%
MSCI USA IMI Materials IndexA	22.21%	11.17%
S&P 500 IndexA	26.41%	14.24%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Materials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Materials Index ETF – NAVA	23.41%	10.40%
Fidelity MSCI Materials Index ETF – Market PriceB	23.50%	10.11%
MSCI USA IMI Materials IndexA	23.37%	10.45%
S&P 500 IndexA	21.83%	13.04%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
DowDuPont, Inc.	18.0
Monsanto Co.	5.5
Praxair, Inc.	4.7
LyondellBasell Industries N.V. Class A	4.1
Air Products & Chemicals, Inc.	3.7
Ecolab, Inc.	3.7
The Sherwin-Williams Co.	3.6
PPG Industries, Inc.	3.1
Freeport-McMoRan, Inc.	2.7
International Paper Co.	2.5

51.6

Industries as of January 31, 2018

Semiannual Report	10

Fidelity® MSCI Real Estate Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Real Estate Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Real Estate Index ETF – NAVA	5.90%	3.38%
Fidelity MSCI Real Estate Index ETF – Market PriceB	5.68%	2.78%
MSCI USA IMI Real Estate IndexA	5.98%	3.42%
S&P 500 IndexA	26.41%	14.18%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Real Estate Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Real Estate Index ETF – NAVA	8.92%	4.46%
Fidelity MSCI Real Estate Index ETF – Market PriceB	8.85%	3.93%
MSCI USA IMI Real Estate IndexA	9.04%	4.51%
S&P 500 IndexA	21.83%	12.45%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From February 2, 2015.

B	From February 5, 2015, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
American Tower Corp.	6.1
Simon Property Group, Inc.	4.9
Crown Castle International Corp.	4.4
Equinix, Inc.	3.4
Prologis, Inc.	3.3
Public Storage	3.0
Weyerhaeuser Co.	2.7
AvalonBay Communities, Inc.	2.3
Digital Realty Trust, Inc.	2.2
Equity Residential	2.2

34.5

Industries as of January 31, 2018

11	Semiannual Report

Fidelity® MSCI Telecommunication Services Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Telecommunication Services Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Telecommunication Services Index ETF – NAVA	4.50%	9.02%
Fidelity MSCI Telecommunication Services Index ETF – Market PriceB	4.72%	9.05%
MSCI USA IMI Telecommunication Services IndexA	4.60%	9.07%
S&P 500 IndexA	26.41%	14.24%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Telecommunication Services Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Telecommunication Services Index ETF – NAVA	3.59%	8.88%
Fidelity MSCI Telecommunication Services Index ETF – Market PriceB	3.65%	8.89%
MSCI USA IMI Telecommunication Services IndexA	3.73%	8.92%
S&P 500 IndexA	21.83%	13.04%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
Verizon Communications, Inc.	24.7
AT&T, Inc.	23.1
CenturyLink, Inc.	4.7
T-Mobile US, Inc.	4.6
Zayo Group Holdings, Inc.	3.1
Vonage Holdings Corp.	3.0
Straight Path Communications, Inc.	2.5
General Communication, Inc. Class A	2.4
Boingo Wireless, Inc.	2.4
Sprint Corp.	2.3

72.8

Industries as of January 31, 2018

Semiannual Report	12

Fidelity® MSCI Utilities Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Utilities Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Utilities Index ETF – NAVA	7.42%	10.74%
Fidelity MSCI Utilities Index ETF – Market PriceB	7.46%	10.51%
MSCI USA IMI Utilities IndexA	7.60%	10.90%
S&P 500 IndexA	26.41%	14.24%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Utilities Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Utilities Index ETF – NAVA	12.33%	11.83%
Fidelity MSCI Utilities Index ETF – Market PriceB	12.51%	11.62%
MSCI USA IMI Utilities IndexA	12.48%	11.99%
S&P 500 IndexA	21.83%	13.04%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
NextEra Energy, Inc.	9.4
Duke Energy Corp.	7.0
Dominion Energy, Inc.	6.2
The Southern Co.	5.7
Exelon Corp.	4.7
American Electric Power Co., Inc.	4.3
Public Service Enterprise Group, Inc.	3.3
Sempra Energy	3.2
Consolidated Edison, Inc.	3.2
Xcel Energy, Inc.	2.9

49.9

Industries as of January 31, 2018

13	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 3.2%
Auto Parts & Equipment – 2.9%
Adient PLC	11,951	$774,425
American Axle & Manufacturing Holdings, Inc. (a)	12,734	224,755
Aptiv PLC	33,967	3,222,789
Autoliv, Inc.	11,076	1,685,878
BorgWarner, Inc.	26,922	1,514,632
Cooper-Standard Holding, Inc. (a)	2,278	283,816
Dana, Inc.	18,410	607,346
Delphi Technologies PLC	11,306	624,430
Dorman Products, Inc. (a)	3,893	293,688
Fox Factory Holding Corp. (a)	4,502	172,652
Gentex Corp.	36,399	861,928
Gentherm, Inc. (a)	4,750	152,000
LCI Industries	3,175	350,044
Lear Corp.	8,670	1,674,524
Modine Manufacturing Co. (a)	6,411	149,697
Motorcar Parts of America, Inc. (a)	2,333	63,504
Standard Motor Products, Inc.	2,663	127,558
Stoneridge, Inc. (a)	3,416	83,145
Superior Industries International, Inc.	2,959	49,859
Tenneco, Inc.	6,780	393,308
Tower International, Inc.	2,556	77,191
Visteon Corp. (a)	4,005	520,970

		13,908,139

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	6,651	260,054
The Goodyear Tire & Rubber Co.	32,024	1,115,076

		1,375,130

TOTAL AUTO COMPONENTS		15,283,269

AUTOMOBILES – 4.3%
Automobile Manufacturers – 4.1%
Ford Motor Co.	471,864	5,176,348
General Motors Co.	166,931	7,079,544
Tesla Motors, Inc. (a)	16,997	6,022,207
Thor Industries, Inc.	6,727	919,312
Winnebago Industries, Inc.	3,844	174,710

		19,372,121

Motorcycle Manufacturers – 0.2%
Harley-Davidson, Inc.	21,729	1,052,987

TOTAL AUTOMOBILES		20,425,108

DISTRIBUTORS – 0.9%
Distributors – 0.9%
Core-Mark Holding Co., Inc.	5,956	131,568
Genuine Parts Co.	18,701	1,946,213
LKQ Corp. (a)	39,289	1,651,317
Pool Corp.	5,240	708,657

TOTAL DISTRIBUTORS		4,437,755

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.2%
Education Services – 0.6%
Adtalem Global Education, Inc.	7,481	$344,126
American Public Education, Inc. (a)	2,071	52,603
Bright Horizons Family Solutions, Inc. (a)	7,050	692,310
Capella Education Co.	1,531	121,791
Career Education Corp. (a)	8,434	104,582
Chegg, Inc. (a)	11,566	200,323
Graham Holdings Co. Class B	606	360,237
Grand Canyon Education, Inc. (a)	5,839	542,969
Houghton Mifflin Harcourt Co. (a)	13,566	113,954
K12, Inc. (a)	4,592	79,671
Laureate Education, Inc. Class A (a)	4,261	61,358
Strayer Education, Inc.	1,345	124,386

		2,798,310

Specialized Consumer Services – 0.6%
Carriage Services, Inc.	2,002	53,313
H&R Block, Inc.	26,587	705,619
Regis Corp. (a)	4,539	72,261
Service Corp. International	23,832	952,565
ServiceMaster Global Holdings, Inc. (a)	17,000	896,240
Sotheby’s (a)	4,735	249,819
Weight Watchers International, Inc. (a)	3,707	238,323

		3,168,140

TOTAL DIVERSIFIED CONSUMER SERVICES		5,966,450

HOTELS, RESTAURANTS & LEISURE – 15.6%
Casinos & Gaming – 2.1%
Boyd Gaming Corp.	10,673	421,263
Caesars Entertainment Corp. (a)	18,148	253,165
Churchill Downs, Inc.	1,667	431,753
Eldorado Resorts, Inc. (a)	6,345	219,220
Golden Entertainment, Inc.	2,353	73,696
Las Vegas Sands Corp.	50,350	3,903,132
MGM Resorts International	58,550	2,134,147
Monarch Casino & Resort Inc. (a)	1,419	64,650
Penn National Gaming, Inc. (a)	7,163	228,571
Pinnacle Entertainment, Inc. (a)	6,962	224,803
Red Rock Resorts, Inc. Class A	8,662	300,831
Scientific Games Corp. Class A (a)	6,770	315,820
Wynn Resorts Ltd.	10,440	1,728,760

		10,299,811

Hotels, Resorts & Cruise Lines – 4.2%
BBX Capital Corp.	8,639	78,701
Belmond Ltd. Class A (a)	11,112	143,345
Carnival Corp.	44,356	3,176,333
Choice Hotels International, Inc.	4,696	385,776
Extended Stay America, Inc.	24,542	496,485
Hilton Grand Vacations, Inc. (a)	9,506	427,485
Hilton Worldwide Holdings, Inc.	24,747	2,119,581
ILG, Inc.	14,303	449,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
La Quinta Holdings, Inc. (a)	10,455	$208,368
Lindblad Expeditions Holdings, Inc. (a)	2,891	26,800
Marcus Corp.	2,268	58,968
Marriott International, Inc. Class A	40,325	5,941,486
Marriott Vacations Worldwide Corp.	2,942	448,155
Norwegian Cruise Line Holdings Ltd. (a)	23,287	1,414,452
Playa Hotels & Resorts N.V.	7,718	79,958
Royal Caribbean Cruises Ltd.	21,933	2,929,152
Wyndham Worldwide Corp.	13,102	1,626,351

		20,010,653

Leisure Facilities – 0.5%
International Speedway Corp. Class A	2,047	94,981
Planet Fitness, Inc., Class A	10,897	367,883
SeaWorld Entertainment, Inc.	8,590	130,997
Six Flags Entertainment Corp.	9,269	626,214
Speedway Motorsports, Inc.	1,532	31,789
Vail Resorts, Inc.	5,100	1,114,656

		2,366,520

Restaurants – 8.8%
Aramark	31,268	1,432,387
Biglari Holdings, Inc. (a)	153	63,142
BJ’s Restaurants, Inc. (a)	2,305	87,014
Bloomin’ Brands, Inc.	11,862	261,320
Bojangles’, Inc. (a)	2,276	27,881
Brinker International, Inc.	6,186	224,799
Buffalo Wild Wings, Inc. (a)	1,354	212,578
Carrols Restaurant Group, Inc. (a)	4,295	53,473
Chipotle Mexican Grill, Inc. (a)	3,269	1,061,640
Chuys Holdings, Inc. (a)	2,114	56,021
Cracker Barrel Old Country Store, Inc.	2,450	432,376
Darden Restaurants, Inc.	15,982	1,531,875
Dave & Buster’s Entertainment, Inc. (a)	5,276	247,972
Del Taco Restaurants, Inc. (a)	4,500	57,015
Denny’s Corp. (a)	8,480	127,115
DineEquity, Inc.	2,237	123,885
Domino’s Pizza, Inc.	6,136	1,330,592
Dunkin’ Brands Group, Inc.	11,508	743,992
El Pollo Loco Holdings, Inc. (a)	3,206	32,220
Fiesta Restaurant Group, Inc. (a)	3,419	65,645
Jack in the Box, Inc.	3,780	343,942
McDonald’s Corp.	103,119	17,647,786
Papa John’s International, Inc.	3,451	223,935
Potbelly Corp. (a)	3,201	38,732
Red Robin Gourmet Burgers, Inc. (a)	1,623	85,451
Ruth’s Hospitality Group, Inc.	3,663	86,813
Shake Shack, Inc. Class A (a)	2,651	115,875
Sonic Corp.	5,287	136,616
Starbucks Corp.	183,799	10,441,621
Texas Roadhouse, Inc. Class A	8,601	505,051

	Shares	Value
The Cheesecake Factory, Inc.	5,723	$281,514
The Habit Restaurants, Inc. Class A (a)	2,714	23,748
Wendy’s Co.	24,746	400,390
Wingstop, Inc. (a)	3,693	178,594
Yum! Brands, Inc.	41,693	3,526,811

		42,209,821

TOTAL HOTELS, RESTAURANTS & LEISURE		74,886,805

HOUSEHOLD DURABLES – 4.1%
Consumer Electronics – 0.2%
Garmin Ltd.	15,503	975,759
GoPro, Inc. Class A (a)	12,937	70,765
Universal Electronics, Inc. (a)	1,820	83,902

		1,130,426

Home Furnishings – 0.8%
Ethan Allen Interiors, Inc.	3,256	80,911
Hooker Furniture Corp.	1,421	52,790
La-Z-Boy, Inc.	6,172	186,086
Leggett & Platt, Inc.	16,821	782,345
Mohawk Industries, Inc. (a)	8,044	2,260,847
Tempur Sealy International, Inc. (a)	5,831	347,761

		3,710,740

Homebuilding – 2.2%
Beazer Homes U.S.A., Inc. (a)	4,119	76,366
CalAtlantic Group, Inc.	9,838	552,207
Cavco Industries, Inc. (a)	1,105	169,231
Century Communities, Inc. (a)	2,486	78,558
D.R. Horton, Inc.	45,315	2,222,701
Green Brick Partners, Inc. (a)	1,977	22,142
Hovnanian Enterprises, Inc. Class A (a)	15,487	31,439
Installed Building Products, Inc. (a)	2,881	207,288
KB Home	9,767	307,856
Lennar Corp. Class A	25,859	1,620,325
LGI Homes, Inc. (a)	2,332	157,830
M.D.C. Holdings, Inc.	5,374	181,157
M/I Homes, Inc. (a)	3,164	102,324
Meritage Homes Corp. (a)	4,916	233,264
NVR, Inc. (a)	453	1,439,711
PICO Holdings, Inc. (a)	2,042	26,750
PulteGroup, Inc.	34,535	1,099,249
Taylor Morrison Home Corp. Class A (a)	14,155	359,962
Toll Brothers, Inc.	19,765	920,654
TopBuild Corp. (a)	4,527	346,496
TRI Pointe Group, Inc. (a)	19,266	314,228
William Lyon Homes Class A (a)	3,575	97,061

		10,566,799

Household Appliances – 0.5%
Hamilton Beach Brands Holding Co. Class A (a)	906	23,293

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Household Appliances – continued
Helen of Troy Ltd. (a)	3,447	$321,088
iRobot Corp. (a)	3,552	315,240
Whirlpool Corp.	9,291	1,685,573

		2,345,194

Housewares & Specialties – 0.4%
Newell Brands, Inc.	62,373	1,649,142
Tupperware Brands Corp.	6,513	376,191

		2,025,333

TOTAL HOUSEHOLD DURABLES		19,778,492

INTERNET & DIRECT MARKETING RETAIL – 22.7%
Catalog Retail – 0.3%
Liberty Interactive Corp. QVC Group Series A (a)	57,852	1,625,063

Internet & Direct Marketing Retail – 18.2%
Amazon.com, Inc. (a)	51,980	75,417,262
The Priceline Group, Inc. (a)	6,265	11,978,993

		87,396,255

Internet Retail – 4.2%
1-800-FLOWERS.com, Inc. Class A (a)	3,407	35,518
Duluth Holdings, Inc. Class B (a)	2,495	43,937
Expedia, Inc.	15,895	2,034,719
FTD Cos., Inc. (a)	2,213	12,968
Groupon, Inc. Class A (a)	53,588	283,481
Lands’ End, Inc. (a)	1,597	26,830
Liberty Expedia Holdings, Inc. Class A (a)	6,990	327,761
Liberty TripAdvisor Holdings, Inc. Class A (a)	9,504	83,635
Liberty Ventures Class A (a)	10,373	611,281
Netflix, Inc. (a)	54,970	14,858,391
NutriSystem, Inc.	3,836	165,907
Overstock.com, Inc. (a)	2,094	143,858
PetMed Express, Inc.	2,654	119,961
Shutterfly, Inc. (a)	3,863	263,263
TripAdvisor, Inc. (a)	14,451	501,016
Wayfair, Inc. Class A (a)	4,903	451,125

		19,963,651

TOTAL INTERNET & DIRECT MARKETING RETAIL		108,984,969

LEISURE PRODUCTS – 0.9%
Leisure Products – 0.9%
Acushnet Holdings Corp.	4,277	91,742
American Outdoor Brands Corp. (a)	6,813	81,279
Brunswick Corp.	11,289	708,723
Callaway Golf Co.	12,069	178,259
Hasbro, Inc.	14,316	1,353,864
Mattel, Inc.	43,598	690,592
Nautilus, Inc. (a)	3,829	49,203
Polaris Industries, Inc.	7,556	853,904

	Shares	Value
Sturm, Ruger & Co., Inc.	2,262	$119,773
Vista Outdoor, Inc. (a)	7,442	112,746

TOTAL LEISURE PRODUCTS		4,240,085

MEDIA – 21.1%
Advertising – 0.7%
Clear Channel Outdoor Holding, Inc. Class A	3,894	18,886
Emerald Expositions Events, Inc.	2,289	49,396
Interpublic Group of Companies, Inc.	50,198	1,098,834
MDC Partners, Inc. Class A	7,645	68,805
National CineMedia, Inc.	7,917	53,044
Omnicom Group, Inc.	29,361	2,250,521

		3,539,486

Broadcasting – 1.5%
AMC Networks, Inc. Class A (a)	6,614	341,216
CBS Corp. Class B (non-vtg.)	44,044	2,537,375
Discovery Communications, Inc. Class A (a)	19,591	491,146
Discovery Communications, Inc. Class C (non-vtg.) (a)	26,390	629,666
E.W. Scripps Co. Class A (a)	6,760	108,228
Entercom Communications Corp. Class A	16,588	183,297
Entravision Communications Corp. Class A	8,782	61,035
Gray Television, Inc. (a)	10,288	168,209
Hemisphere Media Group, Inc. (a)	2,192	23,454
Media General, Inc. (a)	7,026	0
Nexstar Media Group, Inc. Class A (b)	5,611	421,386
Scripps Networks Interactive, Inc. Class A	11,019	969,562
Sinclair Broadcast Group, Inc. Class A	9,811	363,988
TEGNA, Inc.	26,044	376,857
Tribune Media Co. Class A	10,518	447,962

		7,123,381

Cable & Satellite – 9.3%
Cable One, Inc.	546	385,492
Charter Communications, Inc. Class A (a)	24,621	9,288,272
Comcast Corp. Class A	598,857	25,469,388
DISH Network Corp. Class A (a)	28,991	1,359,678
Liberty Broadband Corp. Class C (a)	13,629	1,302,251
Liberty Global PLC Series A (a)	25,836	965,750
Liberty Global PLC Series C (a)	71,976	2,573,862
Liberty Latin America Ltd. Class A (a)(b)	6,101	136,967
Liberty Latin America Ltd. Class C (a)(b)	15,438	349,979
Liberty Media Corp-Liberty SiriusXM Class A (a)	11,766	529,588
Liberty Media Corp-Liberty SiriusXM Class C (a)	22,736	1,018,800
Loral Space & Communications Ltd. (a)	1,601	74,687
MSG Networks, Inc. (a)	7,789	186,936
Sirius XM Holdings, Inc.	205,420	1,255,116
WideOpenWest, Inc.	3,394	34,755

		44,931,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Common Stocks – continued
	Shares	Value
MEDIA – continued
Movies & Entertainment – 9.1%
AMC Entertainment Holdings, Inc. Class A	6,754	$86,451
Cinemark Holdings, Inc.	13,352	491,354
IMAX Corp. (a)	7,433	147,545
Liberty Media Corp-Liberty Braves Class A (a)	1,292	30,491
Liberty Media Corp-Liberty Braves Class C (a)	4,341	102,057
Liberty Media Corp-Liberty Formula One Class C (a)	25,637	966,259
Lions Gate Entertainment Corp. Class A	6,740	228,082
Lions Gate Entertainment Corp. Class B (a)	12,952	414,464
Live Nation Entertainment, Inc. (a)	18,366	827,572
Regal Entertainment Group Class A	14,498	331,714
The Madison Square Garden Co. (a)	2,441	526,865
The Walt Disney Co.	196,490	21,352,568
Time Warner, Inc.	98,996	9,439,269
Twenty-First Century Fox, Inc. Class A	134,066	4,947,035
Twenty-First Century Fox, Inc. Class B	55,867	2,038,587
Viacom, Inc. Class B	44,895	1,500,391
World Wrestling Entertainment, Inc. Class A	4,742	167,630

		43,598,334

Publishing – 0.5%
Gannett Co., Inc.	13,680	161,424
John Wiley & Sons, Inc. Class A	5,851	370,953
Meredith Corp.	4,986	329,774
New Media Investment Group, Inc.	6,851	115,782
News Corp. Class A	48,611	831,734
Scholastic Corp.	3,814	146,534
The New York Times Co. Class A	16,334	379,766
tronc, Inc. (a)	1,871	38,168

		2,374,135

TOTAL MEDIA		101,566,857

MULTILINE RETAIL – 3.4%
Department Stores – 0.7%
Dillard’s, Inc. Class A	1,954	132,012
J.C. Penney Co., Inc. (a)	39,322	145,885
Kohl’s Corp.	21,718	1,406,675
Macy’s, Inc.	38,767	1,006,004
Nordstrom, Inc.	15,870	782,550
Sears Holdings Corp. (a)	3,457	8,884

		3,482,010

General Merchandise Stores – 2.7%
Big Lots, Inc.	5,653	343,589
Dollar General Corp.	34,796	3,588,164
Dollar Tree, Inc. (a)	30,149	3,467,135
Ollie’s Bargain Outlet Holdings, Inc. (a)	6,288	349,298

	Shares	Value
Target Corp.	66,086	$4,970,989

		12,719,175

TOTAL MULTILINE RETAIL		16,201,185

SPECIALTY RETAIL – 17.0%
Apparel Retail – 3.6%
Abercrombie & Fitch Co. Class A	8,583	177,754
American Eagle Outfitters, Inc.	21,487	386,766
Ascena Retail Group, Inc. (a)	19,306	41,701
Burlington Stores, Inc. (a)	8,786	1,069,344
Caleres, Inc.	5,524	163,731
Chico’s FAS, Inc.	16,614	157,999
Citi Trends, Inc.	1,812	42,600
DSW, Inc. Class A	8,353	167,311
Express, Inc. (a)	10,192	71,140
Finish Line, Inc. Class A	3,685	41,751
Foot Locker, Inc.	15,838	778,438
Gap, Inc.	29,995	997,034
Genesco, Inc. (a)	2,483	86,533
Guess?, Inc.	7,921	145,509
L Brands, Inc.	31,042	1,554,894
Ross Stores, Inc.	49,577	4,084,649
Shoe Carnival, Inc.	1,595	36,446
Tailored Brands, Inc.	5,722	138,415
The Buckle, Inc.	3,675	73,684
The Cato Corp. Class A	3,162	37,565
The Children’s Place Retail Stores, Inc.	2,254	337,649
The TJX Companies, Inc.	81,016	6,507,205
Urban Outfitters, Inc. (a)	9,932	338,780
Zumiez, Inc. (a)	2,530	52,497

		17,489,395

Automotive Retail – 2.2%
Advance Auto Parts, Inc.	9,447	1,105,205
Asbury Automotive Group, Inc. (a)	2,440	177,266
AutoNation, Inc. (a)	8,326	501,392
AutoZone, Inc. (a)	3,579	2,739,510
Camping World Holdings, Inc. Class A	3,843	171,974
CarMax, Inc. (a)	23,333	1,665,276
Group 1 Automotive, Inc.	2,514	197,223
Lithia Motors, Inc. Class A	3,099	387,251
Monro, Inc.	4,138	233,797
Murphy USA, Inc. (a)	4,365	372,378
O’Reilly Automotive, Inc. (a)	11,208	2,966,645
Penske Automotive Group, Inc.	4,935	257,558
Sonic Automotive, Inc. Class A	3,223	69,456

		10,844,931

Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	34,944	2,553,008
Conn’s, Inc. (a)	2,648	88,178
GameStop Corp. Class A	12,938	217,488
Rent-A-Center, Inc.	6,849	74,175

		2,932,849

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Home Improvement Retail – 8.7%
Floor & Decor Holdings, Inc.	4,233	$198,528
Lowe’s Companies, Inc.	106,567	11,160,762
Lumber Liquidators Holdings, Inc. (a)	3,601	100,612
The Home Depot, Inc.	150,068	30,148,661
Tile Shop Holdings, Inc.	4,295	40,158

		41,648,721

Homefurnishing Retail – 0.4%
Aarons, Inc. Class A	8,133	332,558
At Home Group, Inc. (a)	1,895	60,033
Bed Bath & Beyond, Inc.	18,162	419,179
Haverty Furniture Companies, Inc.	2,426	54,100
Pier 1 Imports, Inc.	9,375	31,125
RH (a)	4,039	379,626
Sleep Number Corp. (a)	5,262	198,062
Williams-Sonoma, Inc.	10,413	533,458

		2,008,141

Specialty Stores – 1.5%
Barnes & Noble Education, Inc. (a)	4,824	32,080
Barnes & Noble, Inc.	7,252	34,084
Dick’s Sporting Goods, Inc.	10,742	337,943
Five Below, Inc. (a)	7,036	456,847
GNC Holdings, Inc. Class A	8,784	38,210
Hibbett Sports, Inc. (a)	2,759	62,353
MarineMax, Inc. (a)	3,001	68,873
Office Depot, Inc.	66,448	215,956
Party City Holdings, Inc. (a)	4,476	64,902
Sally Beauty Holdings, Inc. (a)	16,737	278,002
Signet Jewelers Ltd.	7,295	385,906
The Michaels Cos., Inc. (a)	14,971	402,271
Tiffany & Co., Inc.	15,855	1,690,936
Tractor Supply Co.	16,118	1,228,997
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7,496	1,664,862
Winmark Corp.	333	44,622

		7,006,844

TOTAL SPECIALTY RETAIL		81,930,881

TEXTILES, APPAREL & LUXURY GOODS – 5.5%
Apparel, Accessories & Luxury Goods – 2.7%
Carter’s, Inc.	6,111	735,153
Columbia Sportswear Co.	3,574	266,871
Fossil Group, Inc. (a)	5,430	43,223
G-III Apparel Group Ltd. (a)	5,636	210,505
Hanesbrands, Inc.	46,354	1,006,809
Iconix Brand Group, Inc. (a)	5,477	6,846
lululemon athletica, Inc. (a)	12,916	1,010,160
Michael Kors Holdings Ltd. (a)	19,291	1,273,206
Movado Group, Inc.	2,033	62,210
Oxford Industries, Inc.	1,975	155,630
PVH Corp.	9,866	1,530,019
Ralph Lauren Corp.	7,043	805,085
Tapestry, Inc.	36,031	1,694,898

	Shares	Value
Under Armour, Inc. Class A (a)	23,671	$328,080
Under Armour, Inc. Class C (a)	24,109	309,801
Vera Bradley, Inc. (a)	2,508	23,299
VF Corp.	42,592	3,455,915

		12,917,710

Footwear – 2.8%
Crocs, Inc. (a)	9,335	126,116
Deckers Outdoor Corp. (a)	4,106	351,925
NIKE, Inc. Class B	167,024	11,394,377
Skechers U.S.A., Inc. Class A (a)	17,031	701,507
Steven Madden Ltd. (a)	6,805	314,391
Wolverine World Wide, Inc.	12,290	403,481

		13,291,797

Textiles – 0.0%
Unifi, Inc. (a)	1,981	70,544

TOTAL TEXTILES, APPAREL & LUXURY GOODS		26,280,051

TOTAL COMMON STOCKS (Cost $412,579,595)		479,981,907

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.17% (c) (Cost $246,975)	246,975	246,975

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $412,826,570)		480,228,882

NET OTHER ASSETS (LIABILITIES) – 0.1%		424,107

NET ASSETS – 100.0%		$480,652,989

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$479,981,907	$479,073,575	$—	$908,332
Money Market Funds	246,975	246,975	—	—

Total Investments in Securities:	$480,228,882	$479,320,550	$—	$908,332

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Fidelity MSCI Consumer Staples Index ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BEVERAGES – 23.7%
Brewers – 0.9%
Molson Coors Brewing Co. Class B	33,764	$2,836,851
The Boston Beer Co., Inc. Class A (a)	1,933	366,980

		3,203,831

Distillers & Vintners – 2.6%
Brown-Forman Corp. Class B	36,657	2,540,330
Constellation Brands, Inc. Class A	30,279	6,645,332
MGP Ingredients, Inc.	2,941	263,337

		9,448,999

Soft Drinks – 20.2%
Coca-Cola Bottling Co. Consolidated	1,226	248,290
Dr Pepper Snapple Group, Inc.	32,258	3,849,992
Monster Beverage Corp. (a)	70,333	4,798,821
National Beverage Corp.	2,681	296,170
PepsiCo, Inc.	248,879	29,940,144
The Coca-Cola Co.	707,253	33,658,170

		72,791,587

TOTAL BEVERAGES		85,444,417

FOOD & STAPLES RETAILING – 23.5%
Drug Retail – 7.3%
CVS Health Corp.	177,953	14,003,121
Rite Aid Corp. (a)	182,273	397,355
Walgreens Boots Alliance, Inc.	159,368	11,994,036

		26,394,512

Food Distributors – 2.3%
Performance Food Group Co. (a)	20,230	694,901
SpartanNash Co.	6,431	156,724
Sysco Corp.	88,484	5,562,989
The Andersons, Inc.	4,931	168,147
The Chefs’ Warehouse, Inc. (a)	3,924	79,853
United Natural Foods, Inc. (a)	10,319	491,184
US Foods Holding Corp. (a)	39,553	1,270,838

		8,424,636

Food Retail – 1.9%
Casey’s General Stores, Inc.	7,248	877,805
Ingles Markets, Inc. Class A	2,069	69,518
Smart & Final Stores, Inc. (a)	5,054	47,508
Sprouts Farmers Market, Inc. (a)	25,019	698,781
SUPERVALU, Inc. (a)	6,618	104,829
The Kroger Co.	158,631	4,816,037
Village Super Market, Inc. Class A	4,467	104,885
Weis Markets, Inc.	3,658	145,442

		6,864,805

Hypermarkets & Super Centers – 12.0%
Costco Wholesale Corp.	76,753	14,956,857
PriceSmart, Inc.	4,541	386,893
Wal-Mart Stores, Inc.	260,806	27,801,920

		43,145,670

TOTAL FOOD & STAPLES RETAILING		84,829,623

Common Stocks – 99.8%
	Shares	Value
FOOD PRODUCTS – 18.7%
Agricultural Products – 2.5%
Archer-Daniels-Midland Co.	99,678	$4,281,170
Bunge Ltd.	25,390	2,016,728
Darling Ingredients, Inc. (a)	32,563	603,718
Fresh Del Monte Produce, Inc.	7,194	340,348
Ingredion, Inc.	12,998	1,867,033

		9,108,997

Packaged Foods & Meats – 16.2%
B&G Foods, Inc.	13,758	454,014
Blue Buffalo Pet Products, Inc. (a)	19,349	657,479
Calavo Growers, Inc.	3,579	311,373
Cal-Maine Foods, Inc.	7,035	299,339
Campbell Soup Co.	33,228	1,546,763
Conagra Brands, Inc.	74,302	2,823,476
Dean Foods Co.	22,021	228,358
Farmer Bros Co. (a)	4,044	127,790
Flowers Foods, Inc.	36,498	715,726
Freshpet, Inc. (a)	5,417	99,673
General Mills, Inc.	101,745	5,951,065
Hormel Foods Corp.	52,713	1,809,637
Hostess Brands, Inc. (a)	21,773	300,467
J&J Snack Foods Corp.	3,131	433,456
John B Sanfilippo & Son, Inc.	2,580	161,560
Kellogg Co.	46,147	3,143,072
Lamb Weston Holdings, Inc.	25,426	1,489,964
Lancaster Colony Corp.	3,918	503,071
Landec Corp. (a)	9,828	129,238
McCormick & Co., Inc. (non-vtg.)	21,524	2,341,165
Mondelez International, Inc. Class A	264,210	11,730,924
Pinnacle Foods, Inc.	21,855	1,353,699
Post Holdings, Inc. (a)	12,478	944,210
Sanderson Farms, Inc.	4,111	521,686
Seaboard Corp.	68	294,848
Seneca Foods Corp. Class A (a)	2,521	79,538
Snyders-Lance, Inc.	14,910	745,202
The Hain Celestial Group, Inc. (a)	18,303	698,076
The Hershey Co.	25,781	2,844,418
The JM Smucker Co.	20,318	2,578,151
The Kraft Heinz Co.	107,010	8,388,514
The Simply Good Foods Co.	14,412	196,003
Tootsie Roll Industries, Inc.	5,361	191,924
TreeHouse Foods, Inc. (a)	9,972	470,279
Tyson Foods, Inc. Class A	51,297	3,904,215

		58,468,373

TOTAL FOOD PRODUCTS		67,577,370

HOUSEHOLD PRODUCTS – 17.9%
Household Products – 17.9%
Central Garden and Pet Co. (a)	3,736	146,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
Central Garden and Pet Co. Class A (a)	8,178	$308,474
Church & Dwight Co., Inc.	44,928	2,194,733
Colgate-Palmolive Co.	146,710	10,891,750
Energizer Holdings, Inc.	12,144	707,024
HRG Group, Inc. (a)	24,938	455,118
Kimberly-Clark Corp.	62,143	7,270,731
Spectrum Brands Holdings, Inc.	5,160	611,254
The Clorox Co.	22,989	3,257,311
The Procter & Gamble Co.	444,958	38,417,674
WD-40 Co.	3,021	373,849

TOTAL HOUSEHOLD PRODUCTS		64,634,332

PERSONAL PRODUCTS – 2.9%
Personal Products – 2.9%
Avon Products, Inc. (a)	76,117	185,726
Coty, Inc. Class A	88,427	1,734,054
Edgewell Personal Care Co. (a)	10,701	604,178
elf Beauty, Inc. (a)	3,957	81,356
Herbalife Ltd. (a)	11,507	954,966
Inter Parfums, Inc.	4,499	205,154
Medifast, Inc.	2,691	184,899
Nu Skin Enterprises, Inc. Class A	10,210	733,486
Revlon, Inc. Class A (a)	2,854	58,507
The Estee Lauder Cos., Inc. Class A	39,520	5,333,619
USANA Health Sciences, Inc. (a)	2,874	214,544

TOTAL PERSONAL PRODUCTS		10,290,489

	Shares	Value
TOBACCO – 13.1%
Tobacco – 13.1%
Altria Group, Inc.	245,645	$17,278,669
Philip Morris International, Inc.	271,183	29,078,953
Universal Corp.	5,905	283,440
Vector Group Ltd.	21,065	448,685

TOTAL TOBACCO		47,089,747

TOTAL COMMON STOCKS (Cost $333,987,128)		359,865,978

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.17% (b) (Cost $278,157)	278,157	278,157

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $334,265,285)		360,144,135

NET OTHER ASSETS (LIABILITIES) – 0.1%		424,034

NET ASSETS – 100.0%		$360,568,169

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Fidelity MSCI Energy Index ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 15.4%
Oil & Gas Drilling – 1.7%
Diamond Offshore Drilling, Inc. (a)	24,175	$427,414
Ensco PLC Class A	152,405	899,189
Helmerich & Payne, Inc.	38,234	2,753,995
Nabors Industries Ltd.	112,157	879,311
Noble Corp. PLC	85,906	402,899
Patterson-UTI Energy, Inc.	75,087	1,773,555
Rowan Cos. PLC Class A (a)	42,355	623,465
Transocean Ltd. (a)	154,687	1,669,073
Unit Corp. (a)	18,551	449,491

		9,878,392

Oil & Gas Equipment & Services – 13.7%
Archrock, Inc.	22,857	212,570
Baker Hughes a GE Co.	143,330	4,608,059
Basic Energy Services, Inc. (a)	6,538	127,426
C&J Energy Services, Inc.	22,193	679,550
Core Laboratories N.V.	15,567	1,779,308
Dril-Quip, Inc. (a)	13,320	687,978
Exterran Corp. (a)	11,386	328,828
Fairmount Santrol Holdings, Inc. (a)	55,080	306,796
Forum Energy Technologies, Inc. (a)	23,776	401,814
Frank’s International N.V.	20,039	138,670
Halliburton Co.	307,056	16,488,907
Helix Energy Solutions Group, Inc. (a)	49,553	373,134
Keane Group, Inc. (a)	15,757	260,463
Mammoth Energy Services, Inc. (a)	3,175	72,898
Matrix Service Co. (a)	9,345	167,276
McDermott International, Inc. (a)	99,834	876,543
National Oilwell Varco, Inc.	133,823	4,908,628
Natural Gas Services Group, Inc. (a)	4,639	127,804
NCS Multistage Holdings, Inc.	3,865	63,154
Newpark Resources, Inc. (a)	30,251	275,284
Oceaneering International, Inc.	34,506	713,584
Oil States International, Inc. (a)	18,040	577,280
ProPetro Holding Corp.	17,606	328,880
RigNet, Inc. (a)	4,919	81,164
RPC, Inc.	22,942	463,428
Schlumberger Ltd.	489,506	36,017,851
SEACOR Holdings, Inc. (a)	5,970	278,083
Select Energy Services, Inc.	9,971	178,680
Superior Energy Services, Inc. (a)	54,127	565,627
TechnipFMC PLC (a)	156,299	5,073,466
TETRA Technologies, Inc. (a)	41,318	158,661
US Silica Holdings, Inc.	28,593	951,861
Weatherford International PLC (a)	348,181	1,371,833

		79,645,488

TOTAL ENERGY EQUIPMENT & SERVICES		89,523,880

	Shares	Value
OIL, GAS & CONSUMABLE FUELS – 84.5%
Coal & Consumable Fuels – 0.4%
Arch Coal, Inc. Class A	7,747	$697,308
CONSOL Energy, Inc.	8,115	263,169
Peabody Energy Corp.	32,022	1,294,009

		2,254,486

Integrated Oil & Gas – 40.3%
Chevron Corp.	667,621	83,686,292
Exxon Mobil Corp.	1,492,738	130,316,027
Occidental Petroleum Corp.	269,351	20,193,245

		234,195,564

Oil & Gas Exploration & Production – 27.3%
Anadarko Petroleum Corp.	197,424	11,855,311
Antero Resources Corp. (a)	77,742	1,510,527
Apache Corp.	134,229	6,022,855
Bill Barrett Corp. (a)	34,249	175,697
Bonanza Creek Energy, Inc.	5,824	163,130
Cabot Oil & Gas Corp.	163,033	4,295,920
California Resources Corp. (a)	13,720	289,904
Callon Petroleum Co. (a)	71,044	806,349
Carrizo Oil & Gas, Inc. (a)	28,798	579,128
Centennial Resource Development, Inc. Class A (a)	45,785	934,472
Chesapeake Energy Corp. (a)	319,800	1,119,300
Cimarex Energy Co.	33,572	3,766,779
CNX Resources Corp.	64,795	907,778
Concho Resources, Inc. (a)	52,395	8,249,069
ConocoPhillips	428,748	25,214,670
Continental Resources, Inc. (a)	33,048	1,835,156
Denbury Resources, Inc. (a)	142,528	346,343
Devon Energy Corp.	175,912	7,277,480
Diamondback Energy, Inc. (a)	31,125	3,906,188
Eclipse Resources Corp. (a)	32,292	69,105
Energen Corp. (a)	34,234	1,788,042
EOG Resources, Inc.	203,428	23,394,220
EQT Corp.	89,072	4,835,719
Extraction Oil & Gas, Inc. (a)	36,162	509,884
Gran Tierra Energy, Inc. (a)	138,874	384,681
Gulfport Energy Corp. (a)	57,906	588,904
Halcon Resources Corp. (a)	34,772	277,828
Hess Corp.	100,721	5,087,418
Jagged Peak Energy, Inc. (a)	18,781	241,336
Kosmos Energy Ltd.	82,232	568,223
Laredo Petroleum, Inc. (a)	55,821	543,138
Marathon Oil Corp.	299,510	5,448,087
Matador Resources Co. (a)	34,358	1,113,543
Midstates Petroleum Co., Inc. (a)	4,437	72,811
Murphy Oil Corp.	57,751	1,853,807
Newfield Exploration Co. (a)	70,197	2,222,437
Noble Energy, Inc.	162,910	4,972,013
Oasis Petroleum, Inc. (a)	94,662	819,773

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Parsley Energy, Inc. Class A (a)	78,445	$1,851,302
PDC Energy, Inc. (a)	19,702	1,021,549
Pioneer Natural Resources Co.	59,914	10,958,870
QEP Resources, Inc. (a)	84,570	791,575
Range Resources Corp.	87,349	1,244,723
Resolute Energy Corp. (a)	6,372	216,138
Ring Energy, Inc. (a)	18,345	253,161
RSP Permian, Inc. (a)	41,855	1,660,807
Sanchez Energy Corp. (a)	20,855	103,232
SandRidge Energy, Inc. (a)	11,308	202,300
SM Energy Co.	35,381	826,146
Southwestern Energy Co. (a)	179,239	759,973
SRC Energy, Inc. (a)	82,952	825,372
Stone Energy Corp.	7,110	256,955
Tellurian, Inc. (a)	22,364	253,831
Ultra Petroleum Corp.	69,436	484,663
Whiting Petroleum Corp.	31,934	891,597
WildHorse Resource Development Corp. (a)	8,940	159,221
WPX Energy, Inc. (a)	140,086	2,063,467

		158,871,907

Oil & Gas Refining & Marketing – 9.5%
Andeavor	52,514	5,679,914
Clean Energy Fuels Corp. (a)	45,672	71,705
CVR Energy, Inc.	6,096	218,176
Delek US Holdings, Inc.	25,770	899,115
Green Plains, Inc.	13,938	243,915
HollyFrontier Corp.	59,273	2,842,733
Marathon Petroleum Corp.	178,361	12,355,067
Par Pacific Holdings, Inc. (a)	7,681	140,025
PBF Energy, Inc. Class A	38,654	1,249,684
Phillips 66	153,174	15,685,018
Renewable Energy Group, Inc. (a)	12,456	133,279
REX American Resources Corp. (a)	1,917	156,523
Valero Energy Corp.	155,590	14,931,972
World Fuel Services Corp.	24,189	674,631

		55,281,757

	Shares	Value
Oil & Gas Storage & Transportation – 7.0%
Antero Midstream GP LP	13,145	$276,834
Cheniere Energy, Inc. (a)	71,274	4,031,257
Enbridge Energy Management LLC (a)	24,763	339,253
EnLink Midstream LLC	22,396	416,566
Gener8 Maritime, Inc.	14,237	83,571
International Seaways, Inc. (a)	5,219	87,105
Kinder Morgan, Inc.	708,104	12,731,710
ONEOK, Inc.	133,913	7,882,119
Plains GP Holdings LP Class A (a)	51,324	1,092,175
SemGroup Corp. Class A	23,522	673,905
Tallgrass Energy GP LP	18,529	453,590
Targa Resources Corp.	75,921	3,644,208
The Williams Cos., Inc.	291,225	9,141,553

		40,853,846

TOTAL OIL, GAS & CONSUMABLE FUELS		491,457,560

TOTAL COMMON STOCKS (Cost $579,516,884)		580,981,440

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.17% (b) (Cost $291,666)	291,666	291,666

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $579,808,550)		581,273,106

NET OTHER ASSETS (LIABILITIES) – 0.1%		298,892

NET ASSETS – 100.0%		$581,571,998

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BANKS – 46.8%
Diversified Banks – 31.3%
Bank of America Corp.	3,527,805	$112,889,760
Citigroup, Inc.	959,033	75,264,910
JPMorgan Chase & Co.	1,238,623	143,271,522
US Bancorp	588,998	33,655,346
Wells Fargo & Co.	1,659,891	109,187,630

		474,269,168

Regional Banks – 15.5%
1st Source Corp.	6,657	348,095
Access National Corp.	5,538	160,879
Allegiance Bancshares, Inc. (a)	4,002	161,681
Ameris Bancorp	13,434	719,391
Arrow Financial Corp.	4,821	158,129
Associated Banc-Corp	53,431	1,322,417
Atlantic Capital Bancshares, Inc. (a)	9,989	178,304
Banc of California, Inc.	15,556	306,453
Bancfirst Corp.	6,391	356,298
BancorpSouth Bank	29,008	973,218
Bank of Hawaii Corp.	15,134	1,266,262
Bank of the Ozarks, Inc.	43,152	2,155,442
BankUnited, Inc.	37,887	1,554,882
Banner Corp.	11,267	612,249
Bar Harbor Bankshares	5,830	163,415
BB&T Corp.	284,687	15,711,876
Berkshire Hills Bancorp, Inc.	13,919	528,226
Blue Hills Bancorp, Inc.	9,125	176,112
BOK Financial Corp.	7,062	682,825
Boston Private Financial Holdings, Inc.	30,406	468,252
Bridge Bancorp, Inc.	5,854	200,792
Brookline Bancorp, Inc.	28,267	452,272
Bryn Mawr Bank Corp.	7,056	316,814
Camden National Corp.	5,874	249,410
Carolina Financial Corp.	7,271	299,856
Cathay General Bancorp	27,410	1,198,913
CenterState Banks, Inc.	24,461	635,741
Central Pacific Financial Corp.	7,343	217,133
Chemical Financial Corp.	25,241	1,474,327
CIT Group, Inc.	48,043	2,435,300
Citizens Financial Group, Inc.	176,548	8,103,553
City Holding Co.	5,675	390,440
CoBiz Financial, Inc.	13,298	266,758
Columbia Banking System, Inc.	26,066	1,122,923
Comerica, Inc.	61,985	5,902,212
Commerce Bancshares, Inc.	34,031	1,991,154
Community Bank System, Inc.	18,126	966,116
Community Trust Bancorp, Inc.	5,817	275,144
ConnectOne Bancorp, Inc.	11,203	326,567
Cullen/Frost Bankers, Inc.	21,724	2,311,651
Customers Bancorp, Inc. (a)	10,499	321,794
CVB Financial Corp.	37,630	880,542

	Shares	Value
Eagle Bancorp, Inc. (a)	11,829	$745,227
East West Bancorp, Inc.	50,989	3,360,685
Enterprise Financial Services Corp.	8,321	404,817
FB Financial Corp. (a)	2,966	125,402
FCB Financial Holdings, Inc. Class A (a)	14,767	809,232
Fidelity Southern Corp.	8,569	205,313
Fifth Third Bancorp	259,771	8,598,420
Financial Institutions, Inc.	5,202	162,042
First BanCorp (a)	71,147	426,882
First BanCorp/NC	9,759	355,228
First Busey Corp.	14,225	440,690
First Citizens BancShares, Inc. Class A	2,569	1,092,878
First Commonwealth Financial Corp.	35,365	511,732
First Community Bancshares, Inc.	5,567	154,095
First Financial Bancorp	22,387	638,029
First Financial Bankshares, Inc.	19,112	887,752
First Financial Corp.	3,347	154,966
First Foundation, Inc. (a)	11,459	222,878
First Hawaiian, Inc.	20,400	589,560
First Horizon National Corp.	103,828	2,062,024
First Interstate Bancsystem, Inc. Class A	9,730	407,200
First Merchants Corp.	17,641	761,386
First Mid-Illinois Bancshares, Inc.	3,441	132,479
First Midwest Bancorp, Inc.	36,740	913,356
First Republic Bank	55,616	4,980,413
Flushing Financial Corp.	10,065	283,430
FNB Corp.	114,693	1,645,845
Franklin Financial Network, Inc. (a)	4,791	154,510
Fulton Financial Corp.	62,747	1,141,995
German American Bancorp, Inc.	7,973	276,583
Glacier Bancorp, Inc.	27,980	1,097,376
Great Southern Bancorp, Inc.	4,017	203,863
Great Western Bancorp, Inc.	20,988	884,644
Green Bancorp, Inc. (a)	8,465	201,890
Guaranty Bancorp	9,046	256,454
Hancock Holding Co.	30,273	1,625,660
Hanmi Financial Corp.	11,862	373,653
HarborOne Bancorp, Inc. (a)	5,827	107,566
Heartland Financial USA, Inc.	9,217	489,884
Heritage Commerce Corp.	13,726	219,753
Heritage Financial Corp.	12,127	373,512
Hilltop Holdings, Inc.	27,407	717,789
Home BancShares, Inc.	55,096	1,322,855
HomeTrust Bancshares, Inc. (a)	6,954	176,284
Hope Bancorp, Inc.	46,077	877,306
Horizon Bancorp	8,727	265,737
Huntington Bancshares, Inc.	383,960	6,212,473
Iberiabank Corp.	19,078	1,612,091
Independent Bank Corp.	9,960	710,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	24

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Independent Bank Corp.	8,213	$189,310
Independent Bank Group, Inc.	5,655	405,746
International Bancshares Corp.	19,901	825,891
Investors Bancorp, Inc.	92,210	1,262,355
KeyCorp	383,482	8,206,515
Lakeland Bancorp, Inc.	15,956	320,716
Lakeland Financial Corp.	8,629	414,796
LegacyTexas Financial Group, Inc.	10,771	474,355
Live Oak Bancshares, Inc.	10,070	270,883
M&T Bank Corp.	48,165	9,188,919
MainSource Financial Group, Inc.	9,026	355,173
MB Financial, Inc.	28,364	1,213,412
Mercantile Bank Corp.	6,194	216,109
Midland States Bancorp, Inc.	5,733	183,972
National Bank Holdings Corp. Class A	9,853	327,514
National Commerce Corp. (a)	5,475	248,291
NBT Bancorp, Inc.	15,700	579,487
Nicolet Bankshares, Inc. (a)	3,385	183,772
OFG Bancorp	16,722	190,631
Old National Bancorp	48,590	840,607
Opus Bank	8,441	228,751
Pacific Premier Bancorp, Inc. (a)	14,879	606,319
PacWest Bancorp	45,907	2,406,904
Park National Corp.	5,040	529,301
Peapack Gladstone Financial Corp.	5,391	191,488
Peoples Bancorp, Inc.	6,213	221,245
People’s United Financial, Inc.	122,452	2,408,631
People’s Utah Bancorp	5,529	174,716
Pinnacle Financial Partners, Inc.	26,173	1,656,751
Popular, Inc.	36,525	1,484,376
Preferred Bank	4,987	321,263
Prosperity Bancshares, Inc.	23,414	1,774,781
QCR Holdings, Inc.	4,763	208,858
Regions Financial Corp.	420,715	8,090,349
Renasant Corp.	17,691	761,951
Republic Bancorp, Inc. Class A	4,002	154,237
Republic First Bancorp, Inc. (a)	17,852	157,990
S&T Bancorp, Inc.	12,617	509,222
Sandy Spring Bancorp, Inc.	12,198	461,328
Seacoast Banking Corp. of Florida (a)	13,913	358,816
ServisFirst Bancshares, Inc.	16,324	692,464
Signature Bank (a)	19,467	2,997,918
Simmons First National Corp. Class A	13,592	799,889
South State Corp.	13,158	1,165,799
Southside Bancshares, Inc.	7,220	247,863
State Bank Financial Corp.	13,140	400,901
Sterling Bancorp/DE	76,805	1,900,924
Stock Yards Bancorp, Inc.	7,885	283,466
Sun Bancorp, Inc.	4,165	102,043

	Shares	Value
SunTrust Banks, Inc.	169,043	$11,951,340
SVB Financial Group (a)	18,561	4,576,215
Synovus Financial Corp.	42,963	2,164,906
TCF Financial Corp.	57,973	1,243,521
Texas Capital Bancshares, Inc. (a)	17,640	1,672,272
The Bancorp, Inc. (a)	21,151	223,566
The First of Long Island Corp.	8,290	232,949
The PNC Financial Services Group, Inc.	168,590	26,640,592
Tompkins Financial Corp.	4,959	408,473
Towne Bank	22,970	701,733
Trico Bancshares	7,617	281,677
TriState Capital Holdings, Inc. (a)	8,599	206,806
Triumph Bancorp, Inc. (a)	6,533	251,520
Trustmark Corp.	23,786	756,157
UMB Financial Corp.	15,115	1,151,461
Umpqua Holdings Corp.	78,250	1,694,112
Union Bankshares Corp.	20,855	787,276
United Bankshares, Inc.	35,462	1,305,002
United Community Banks, Inc.	26,343	834,546
Univest Corp. of Pennsylvania	10,589	296,492
Valley National Bancorp	111,083	1,396,313
Veritex Holdings, Inc. (a)	6,427	183,234
Washington Trust Bancorp, Inc.	5,685	305,853
Webster Financial Corp.	32,631	1,847,567
WesBanco, Inc.	15,751	645,949
Westamerica BanCorp.	9,672	574,227
Western Alliance Bancorp (a)	35,696	2,093,927
Wintrust Financial Corp.	19,844	1,704,600
Zions BanCorp.	71,294	3,852,015

		235,899,602

TOTAL BANKS		710,168,770

CAPITAL MARKETS – 20.0%
Asset Management & Custody Banks – 7.5%
Affiliated Managers Group, Inc.	19,757	3,944,090
Ameriprise Financial, Inc.	52,788	8,905,336
Arlington Asset Investment Corp. Class A	6,313	66,286
Artisan Partners Asset Management, Inc. Class A	17,140	671,031
Associated Capital Group, Inc. Class A	2,068	71,656
BlackRock, Inc.	42,494	23,873,129
Cohen & Steers, Inc.	7,622	310,749
Diamond Hill Investment Group, Inc.	1,273	267,788
Eaton Vance Corp.	41,154	2,378,701
Federated Investors, Inc. Class B	22,558	782,311
Financial Engines, Inc.	22,602	643,027
Franklin Resources, Inc.	117,961	5,002,726
GAMCO Investors, Inc. Class A	2,052	60,493

See accompanying notes which are an integral part of the financial statements.

25	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Invesco Ltd.	143,299	$5,177,393
Janus Henderson Group PLC	67,207	2,646,612
Legg Mason, Inc.	31,707	1,351,352
Northern Trust Corp.	76,509	8,063,284
OM Asset Management PLC	29,789	532,925
Pzena Investment Management, Inc. Class A	7,568	94,676
SEI Investments Co.	47,218	3,548,433
State Street Corp.	131,694	14,508,728
T Rowe Price Group, Inc.	84,714	9,456,624
The Bank of New York Mellon Corp.	363,810	20,628,027
Virtus Investment Partners, Inc.	2,706	346,368
Waddell & Reed Financial, Inc. Class A	19,480	448,040
Westwood Holdings Group, Inc.	2,859	187,179
WisdomTree Investments, Inc.	28,927	335,264

		114,302,228

Financial Exchanges and Data – 5.2%
CBOE Holdings, Inc.	35,734	4,802,292
CME Group, Inc.	119,646	18,363,268
Donnelley Financial Solutions, Inc. (a)	12,697	272,351
FactSet Research Systems, Inc.	13,937	2,797,016
Intercontinental Exchange, Inc.	207,171	15,297,507
MarketAxess Holdings, Inc.	13,233	2,596,447
Moody’s Corp.	60,522	9,791,854
Morningstar, Inc.	6,824	655,923
MSCI, Inc.	31,780	4,424,729
Nasdaq, Inc.	41,182	3,332,036
S&P Global, Inc.	90,501	16,389,731

		78,723,154

Investment Banking & Brokerage – 7.3%
BGC Partners, Inc. Class A	76,276	1,091,510
Cowen, Inc. Class A (a)	10,830	140,248
E*TRADE Financial Corp. (a)	96,760	5,099,252
Evercore Partners, Inc. Class A	14,034	1,411,119
Greenhill & Co., Inc.	9,036	167,618
Houlihan Lokey, Inc.	9,670	461,259
Interactive Brokers Group, Inc. Class A	24,133	1,544,271
INTL. FCStone, Inc. (a)	5,839	253,996
Investment Technology Group, Inc.	11,830	252,689
Ladenburg Thalmann Financial Services, Inc.	43,032	133,829
LPL Financial Holdings, Inc.	28,873	1,722,563
Moelis & Co. Class A	11,834	611,818
Morgan Stanley	485,018	27,427,768
Piper Jaffray Cos.	5,156	475,899
PJT Partners, Inc. Class A	6,484	307,017
Raymond James Financial, Inc.	45,813	4,415,915

	Shares	Value
Stifel Financial Corp.	24,414	$1,648,433
TD Ameritrade Holding Corp.	89,960	5,018,868
The Charles Schwab Corp.	424,479	22,641,710
The Goldman Sachs Group, Inc.	129,384	34,660,680
Virtu Financial, Inc. Class A	16,907	322,924

		109,809,386

TOTAL CAPITAL MARKETS		302,834,768

CONSUMER FINANCE – 5.3%
Consumer Finance – 5.3%
Ally Financial, Inc.	158,539	4,719,706
American Express Co.	264,550	26,296,270
Capital One Financial Corp.	170,323	17,706,779
Credit Acceptance Corp. (a)	2,415	796,250
Discover Financial Services	131,221	10,471,436
Encore Capital Group, Inc. (a)	8,962	371,475
Enova International Inc. (a)	10,399	186,142
Ezcorp, Inc. Class A (a)	19,179	226,312
FirstCash, Inc.	16,904	1,235,683
Green Dot Corp. Class A (a)	14,540	890,720
LendingClub Corp. (a)	112,184	410,594
Navient Corp.	97,097	1,383,632
Nelnet, Inc. Class A	7,811	407,031
OneMain Holdings, Inc. (a)	26,723	874,109
PRA Group, Inc. (a)	16,294	582,511
SLM Corp. (a)	153,023	1,750,583
Synchrony Financial	280,171	11,117,185
World Acceptance Corp. (a)	2,558	301,972

TOTAL CONSUMER FINANCE		79,728,390

DIVERSIFIED FINANCIAL SERVICES – 6.8%
Multi-Sector Holdings – 6.6%
Berkshire Hathaway, Inc. Class B (a)	446,004	95,614,337
Cannae Holdings, Inc. (a)	23,234	404,504
Leucadia National Corp.	114,314	3,094,480
Texas Pacific Land Trust	2,244	1,205,140

		100,318,461

Other Diversified Financial Services – 0.2%
Voya Financial, Inc.	63,501	3,296,337

Specialized Finance – 0.0%
NewStar Financial, Inc. (b)	6,699	3,617
On Deck Capital, Inc. (a)	17,527	78,872

		82,489

TOTAL DIVERSIFIED FINANCIAL SERVICES		103,697,287

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.2%
Mortgage REIT’s – 0.2%
AGNC Investment Corp.	137,399	2,581,727

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Common Stocks – continued
	Shares	Value
INSURANCE – 18.4%
Insurance Brokers – 2.8%
Aon PLC	92,326	$13,125,988
Arthur J Gallagher & Co.	63,675	4,350,276
Brown & Brown, Inc.	42,188	2,214,026
Crawford & Co. Class A	8,645	73,828
Marsh & McLennan Cos., Inc.	180,426	15,069,180
Willis Towers Watson PLC	45,045	7,228,371

		42,061,669

Life & Health Insurance – 4.9%
Aflac, Inc.	139,129	12,271,178
American Equity Investment Life Holding Co.	7,745	255,585
Athene Holding Ltd. Class A (a)	38,159	1,914,055
Brighthouse Financial, Inc. (a)	29,768	1,912,892
Citizens, Inc. (a)	18,290	145,040
CNO Financial Group, Inc.	18,822	462,833
FBL Financial Group, Inc. Class A	3,993	277,913
Genworth Financial, Inc. Class A (a)	182,143	557,357
Lincoln National Corp.	78,016	6,459,725
MetLife, Inc.	318,236	15,297,604
National Western Life Group, Inc. Class A	861	278,878
Primerica, Inc.	15,959	1,611,859
Principal Financial Group, Inc.	101,886	6,887,494
Prudential Financial, Inc.	150,368	17,866,726
Torchmark Corp.	38,968	3,540,243
Trupanion, Inc. (a)	6,919	241,611
Unum Group	79,625	4,235,254

		74,216,247

Multi-line Insurance – 2.6%
American Financial Group, Inc.	26,567	3,011,104
American International Group, Inc.	318,109	20,333,527
American National Insurance Co.	4,795	606,040
Assurant, Inc.	19,118	1,748,915
Hartford Financial Services Group, Inc.	128,262	7,536,675
Horace Mann Educators Corp.	14,641	604,673
Kemper Corp.	14,689	952,582
Loews Corp.	100,813	5,206,991
National General Holdings Corp.	19,833	397,057

		40,397,564

Property & Casualty Insurance – 7.2%
Ambac Financial Group, Inc. (a)	3,651	59,146
AMERISAFE, Inc.	6,520	396,090
Amtrust Financial Services, Inc.	35,392	474,961
Arch Capital Group Ltd. (a)	46,092	4,191,606
Argo Group International Holdings Ltd.	10,828	663,756
Aspen Insurance Holdings Ltd.	21,003	784,462
Assured Guaranty Ltd.	42,358	1,507,521

	Shares	Value
Axis Capital Holdings Ltd.	29,596	$1,495,486
Baldwin & Lyons, Inc. Class B	3,968	91,264
Chubb Ltd.	163,863	25,587,207
Cincinnati Financial Corp.	54,954	4,225,963
Donegal Group, Inc. Class A	4,935	86,609
EMC Insurance Group, Inc.	3,422	96,672
Employers Holdings, Inc.	11,779	499,430
Erie Indemnity Co. Class A	9,010	1,070,028
First American Financial Corp.	38,818	2,292,979
FNF Group	91,696	3,574,310
Global Indemnity Ltd. (a)	3,419	144,795
HCI Group, Inc.	3,249	113,553
Heritage Insurance Holdings, Inc.	9,453	160,985
Infinity Property & Casualty Corp.	3,739	378,574
James River Group Holdings Ltd.	8,869	337,022
Kinsale Capital Group, Inc.	6,966	332,418
Markel Corp. (a)	4,909	5,634,010
MBIA, Inc. (a)	42,785	314,042
Mercury General Corp.	9,954	487,248
Old Republic International Corp.	88,137	1,894,064
ProAssurance Corp.	18,825	1,029,727
RLI Corp.	13,442	863,783
Safety Insurance Group, Inc.	5,376	417,446
Selective Insurance Group, Inc.	20,944	1,219,988
State Auto Financial Corp.	6,399	190,498
Stewart Information Services Corp.	6,614	294,389
The Allstate Corp.	127,331	12,576,483
The Hanover Insurance Group, Inc.	15,047	1,702,568
The Navigators Group, Inc.	8,336	405,130
The Progressive Corp.	204,917	11,086,010
The Travelers Cos., Inc.	97,209	14,573,573
United Fire Group, Inc.	3,713	161,107
United Insurance Holdings Corp.	9,831	189,935
Universal Insurance Holdings, Inc.	11,752	345,509
White Mountains Insurance Group Ltd.	1,335	1,121,266
WR Berkley Corp.	34,325	2,505,038
XL Group Ltd.	91,407	3,367,434

		108,944,085

Reinsurance – 0.9%
Alleghany Corp. (a)	3,083	1,935,199
Enstar Group Ltd. (a)	3,776	783,898
Everest Re Group Ltd.	14,541	3,341,522
Greenlight Capital Re Ltd. (a)	11,402	230,890
Maiden Holdings Ltd.	12,525	88,301
Reinsurance Group of America, Inc.	22,636	3,545,929
RenaissanceRe Holdings Ltd.	14,207	1,806,278
Third Point Reinsurance Ltd. (a)	29,109	414,803
Validus Holdings Ltd.	28,318	1,917,129

		14,063,949

TOTAL INSURANCE		279,683,514

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) – 1.2%
Mortgage REIT’s – 1.2%
AG Mortgage Investment Trust, Inc.	10,672	$186,120
Annaly Capital Management, Inc.	406,243	4,281,801
Anworth Mortgage Asset Corp.	37,192	180,753
Apollo Commercial Real Estate Finance, Inc.	38,055	691,459
Arbor Realty Trust, Inc.	17,396	141,777
ARMOUR Residential REIT, Inc.	13,974	327,131
Blackstone Mortgage Trust, Inc. Class A	35,748	1,108,188
Capstead Mortgage Corp.	32,564	267,351
Chimera Investment Corp.	60,391	1,026,043
CYS Investments, Inc.	55,383	373,281
Dynex Capital, Inc.	18,569	120,699
Granite Point Mortgage Trust, Inc.	16,044	276,599
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,225	417,952
Invesco Mortgage Capital, Inc.	39,460	640,830
KKR Real Estate Finance Trust, Inc.	5,434	105,691
Ladder Capital Corp.	25,306	366,178
MFA Financial, Inc.	141,636	1,014,114
MTGE Investment Corp.	16,993	288,881
New Residential Investment Corp.	117,270	2,027,598
New York Mortgage Trust, Inc.	42,043	239,645
PennyMac Mortgage Investment Trust	23,360	383,104
Redwood Trust, Inc.	28,080	418,111
Resource Capital Corp.	12,750	120,870
Starwood Property Trust, Inc.	92,338	1,882,772
Sutherland Asset Management Corp.	7,028	101,906
TPG RE Finance Trust, Inc.	4,920	92,594
Two Harbors Investment Corp.	62,596	923,291
Western Asset Mortgage Capital Corp.	16,363	152,667

TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS)		18,157,406

THRIFTS & MORTGAGE FINANCE – 1.2%
Thrifts & Mortgage Finance – 1.2%
Bank Mutual Corp.	16,786	174,574
Beneficial Bancorp, Inc.	25,016	406,510
BofI Holding, Inc. (a)	20,186	726,090
Capitol Federal Financial, Inc.	47,230	617,768
Dime Community Bancshares, Inc.	11,912	226,328
Essent Group Ltd. (a)	29,719	1,382,528
Federal Agricultural Mortgage Corp. Class C	3,249	260,732
First Defiance Financial Corp.	3,833	212,962
Flagstar Bancorp, Inc. (a)	8,403	313,012

	Shares	Value
HomeStreet, Inc. (a)	9,395	$276,683
Kearny Financial Corp.	28,810	397,578
LendingTree, Inc. (a)	2,801	1,030,348
Meridian Bancorp, Inc.	19,031	389,184
Meta Financial Group, Inc.	3,317	388,089
MGIC Investment Corp. (a)	131,297	1,945,822
Nationstar Mortgage Holdings, Inc. (a)	11,137	197,570
New York Community Bancorp, Inc.	173,416	2,455,571
NMI Holdings, Inc. Class A (a)	19,222	352,724
Northfield Bancorp, Inc.	16,844	282,642
Northwest Bancshares, Inc.	35,481	597,855
OceanFirst Financial Corp.	10,521	278,280
Ocwen Financial Corp. (a)	40,949	137,998
Oritani Financial Corp.	13,869	231,612
PHH Corp. (a)	13,572	121,741
Provident Financial Services, Inc.	22,732	598,079
Radian Group, Inc.	76,776	1,694,446
TFS Financial Corp.	20,814	304,301
TrustCo Bank Corp.	35,216	302,858
United Financial Bancorp, Inc.	18,993	318,323
Walker & Dunlop, Inc. (a)	10,787	501,056
Washington Federal, Inc.	31,250	1,121,875
Waterstone Financial, Inc.	10,124	173,120
WSFS Financial Corp.	11,130	568,743

TOTAL THRIFTS & MORTGAGE FINANCE		18,987,002

TOTAL COMMON STOCKS (Cost $1,270,084,494)		1,515,838,864

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.17% (c) (Cost $800,303)	800,303	800,303

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $1,270,884,797)		1,516,639,167

NET OTHER ASSETS (LIABILITIES) – 0.0%		620,007

NET ASSETS – 100.0%		$1,517,259,174

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,515,838,864	$1,515,835,247	$—	$3,617
Money Market Funds	800,303	800,303	—	—

Total Investments in Securities:	$1,516,639,167	$1,516,635,550	$—	$3,617

See accompanying notes which are an integral part of the financial statements.

29	Semiannual Report

Fidelity MSCI Health Care Index ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BIOTECHNOLOGY – 23.6%
Biotechnology – 23.6%
AbbVie, Inc.	469,827	$52,723,986
Abeona Therapeutics, Inc. (a)	8,622	131,485
ACADIA Pharmaceuticals, Inc. (a)	28,895	864,249
Acceleron Pharma, Inc. (a)	10,942	454,202
Achaogen, Inc. (a)	8,591	94,243
Achillion Pharmaceuticals, Inc. (a)	32,195	85,317
Acorda Therapeutics, Inc. (a)	13,649	354,192
Aduro Biotech, Inc. (a)	10,050	63,315
Agenus, Inc. (a)	26,340	95,087
Agios Pharmaceuticals, Inc. (a)	14,702	1,157,930
Aimmune Therapeutics, Inc. (a)	6,858	241,470
Akebia Therapeutics, Inc. (a)	11,005	162,654
Alder Biopharmaceuticals, Inc. (a)	18,224	257,870
Alexion Pharmaceuticals, Inc. (a)	65,750	7,845,290
Alkermes PLC (a)	45,234	2,586,028
Alnylam Pharmaceuticals, Inc. (a)	26,078	3,389,618
AMAG Pharmaceuticals, Inc. (a)	10,350	148,522
Amgen, Inc.	214,972	39,995,541
Amicus Therapeutics, Inc. (a)	43,973	713,242
AnaptysBio, Inc. (a)	3,411	359,485
Arena Pharmaceuticals, Inc. (a)	11,502	430,405
Array BioPharma, Inc. (a)	54,478	807,364
Atara Biotherapeutics, Inc. (a)	7,191	271,820
Audentes Therapeutics, Inc. (a)	5,733	201,228
Avexis Inc. (a)	8,456	1,046,261
Axovant Sciences Ltd. (a)	9,220	18,717
Bellicum Pharmaceuticals, Inc. (a)	8,096	49,224
BioCryst Pharmaceuticals, Inc. (a)	28,075	126,338
Biogen, Inc. (a)	62,321	21,675,867
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,641	91,273
BioMarin Pharmaceutical, Inc. (a)	51,649	4,660,289
Biotime, Inc. (a)	27,636	80,421
Bioverativ, Inc. (a)	30,145	3,106,744
Bluebird Bio, Inc. (a)	14,356	2,941,544
Blueprint Medicines Corp. (a)	11,305	889,138
Calithera Biosciences, Inc. (a)	7,753	62,024
Cara Therapeutics, Inc. (a)	8,239	120,866
Celgene Corp. (a)	230,507	23,318,088
Celldex Therapeutics, Inc. (a)	39,386	108,705
Clovis Oncology, Inc. (a)	13,630	824,615
Coherus Biosciences, Inc. (a)	9,876	99,748
Concert Pharmaceuticals, Inc. (a)	4,418	88,713
Cytokinetics, Inc. (a)	12,874	118,441
CytomX Therapeutics, Inc. (a)	5,877	157,210
Dyax Corp. (b)	31,822	108,513
Dynavax Technologies Corp. (a)	17,936	288,770
Eagle Pharmaceuticals, Inc. (a)	2,523	150,800
Editas Medicine, Inc. (a)	7,518	274,482
Emergent BioSolutions, Inc. (a)	10,075	491,559
Enanta Pharmaceuticals, Inc. (a)	4,340	368,683

	Shares	Value
Epizyme, Inc. (a)	13,909	$224,630
Esperion Therapeutics, Inc. (a)	6,133	444,704
Exact Sciences Corp. (a)	35,053	1,742,485
Exelixis, Inc. (a)	86,170	2,611,813
FibroGen, Inc. (a)	19,847	1,162,042
Five Prime Therapeutics, Inc. (a)	8,502	170,040
Flexion Therapeutics, Inc. (a)	8,635	195,065
Foundation Medicine, Inc. (a)	4,255	295,297
G1 Therapeutics, Inc. (a)	2,519	60,229
Genomic Health, Inc. (a)	6,268	208,160
Geron Corp. (a)	45,729	112,036
Gilead Sciences, Inc.	384,735	32,240,793
Global Blood Therapeutics, Inc. (a)	12,898	746,794
Halozyme Therapeutics, Inc. (a)	37,825	706,571
Heron Therapeutics, Inc. (a)	16,888	365,625
Ignyta, Inc. (a)	11,499	309,323
ImmunoGen, Inc. (a)	29,092	267,065
Immunomedics, Inc. (a)	28,411	473,611
Incyte Corp. (a)	51,544	4,653,908
Inovio Pharmaceuticals, Inc. (a)	24,935	113,704
Insmed, Inc. (a)	20,808	529,356
Insys Therapeutics, Inc. (a)	6,085	57,564
Intellia Therapeutics, Inc. (a)	6,262	160,933
Intercept Pharmaceuticals, Inc. (a)	5,208	323,417
Intrexon Corp. (a)	18,183	236,379
Invitae Corp. (a)	10,877	74,943
Ionis Pharmaceuticals, Inc. (a)	36,489	1,916,402
Iovance Biotherapeutics, Inc. (a)	16,738	260,276
Ironwood Pharmaceuticals, Inc. (a)	38,212	565,920
Jounce Therapeutics, Inc. (a)	4,262	103,055
Juno Therapeutics, Inc. (a)	23,350	2,003,663
Karyopharm Therapeutics, Inc. (a)	10,955	129,488
Keryx Biopharmaceuticals, Inc. (a)	26,437	122,403
La Jolla Pharmaceutical Co. (a)	5,394	184,798
Lexicon Pharmaceuticals, Inc. (a)	14,109	154,917
Ligand Pharmaceuticals, Inc. (a)	6,133	966,683
Loxo Oncology, Inc. (a)	6,275	636,724
MacroGenics, Inc. (a)	10,275	231,907
Madrigal Pharmaceuticals, Inc. (a)	2,076	308,120
MiMedx Group, Inc. (a)	31,749	531,796
Minerva Neurosciences Inc. (a)	9,130	58,432
Momenta Pharmaceuticals, Inc. (a)	21,495	365,415
Myovant Sciences Ltd. (a)	4,354	60,869
Myriad Genetics, Inc. (a)	20,064	739,960
Natera, Inc. (a)	7,622	79,345
Neurocrine Biosciences, Inc. (a)	25,934	2,216,579
NewLink Genetics Corp. (a)	7,582	62,552
Novavax, Inc. (a)	87,474	176,697
Opko Health, Inc. (a)	98,659	440,019
PDL BioPharma, Inc. (a)	44,648	123,228
Portola Pharmaceuticals, Inc. (a)	18,946	972,119
Progenics Pharmaceuticals, Inc. (a)	22,013	128,776
Prothena Corp. PLC (a)	11,365	475,057

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
PTC Therapeutics, Inc. (a)	11,433	$300,574
Puma Biotechnology, Inc. (a)	8,768	586,141
Ra Pharmaceuticals, Inc. (a)	2,253	16,582
Radius Health, Inc. (a)	9,845	370,763
Regeneron Pharmaceuticals, Inc. (a)	23,079	8,461,915
REGENXBIO, Inc. (a)	7,888	211,398
Repligen Corp. (a)	11,098	392,536
Retrophin, Inc. (a)	10,885	260,260
Rigel Pharmaceuticals, Inc. (a)	39,469	157,876
Sage Therapeutics, Inc. (a)	11,399	2,163,530
Sangamo Therapeutics, Inc. (a)	24,641	513,765
Sarepta Therapeutics, Inc. (a)	17,947	1,176,246
Seattle Genetics, Inc. (a)	29,536	1,544,733
Seres Therapeutics, Inc. (a)	5,910	59,691
Spark Therapeutics, Inc. (a)	9,031	506,188
Spectrum Pharmaceuticals, Inc. (a)	24,844	535,140
Synergy Pharmaceuticals, Inc. (a)	72,567	158,196
TESARO, Inc. (a)	11,241	758,318
TG Therapeutics, Inc. (a)	16,910	194,465
Ultragenyx Pharmaceutical, Inc. (a)	11,809	630,010
United Therapeutics Corp. (a)	12,807	1,652,103
Vanda Pharmaceuticals, Inc. (a)	12,449	197,317
Vertex Pharmaceuticals, Inc. (a)	74,288	12,396,439
Voyager Therapeutics, Inc. (a)	5,025	103,716
Xencor, Inc. (a)	11,754	267,521
ZIOPHARM Oncology, Inc. (a)	37,224	146,663

TOTAL BIOTECHNOLOGY		270,965,349

HEALTH CARE EQUIPMENT & SUPPLIES – 20.7%
Health Care Equipment – 18.8%
Abaxis, Inc.	6,876	492,665
Abbott Laboratories	511,868	31,817,715
ABIOMED, Inc. (a)	12,337	2,899,195
Accuray, Inc. (a)	25,707	145,245
Analogic Corp.	3,742	310,212
AngioDynamics, Inc. (a)	10,384	180,785
AtriCure, Inc. (a)	9,574	156,152
AxoGen, Inc.	8,277	230,101
Baxter International, Inc.	144,461	10,405,526
Becton Dickinson and Co.	77,945	18,935,958
Boston Scientific Corp. (a)	404,222	11,302,047
Cantel Medical Corp.	11,137	1,235,427
Cardiovascular Systems, Inc. (a)	9,751	240,947
CONMED Corp.	7,554	436,470
CryoLife, Inc. (a)	9,183	173,100
Cutera, Inc. (a)	3,877	192,299
Danaher Corp.	184,208	18,656,586
DexCom, Inc. (a)	25,459	1,481,714
Edwards Lifesciences Corp. (a)	62,173	7,869,858
Entellus Medical, Inc. (a)	3,776	90,813

	Shares	Value
Exactech, Inc. (a)	3,316	$166,132
GenMark Diagnostics, Inc. (a)	14,748	80,229
Glaukos Corp. (a)	4,736	142,127
Globus Medical, Inc. Class A (a)	21,349	982,908
Heska Corp. (a)	1,976	154,029
Hill-Rom Holdings, Inc.	19,332	1,649,600
Hologic, Inc. (a)	82,658	3,529,497
IDEXX Laboratories, Inc. (a)	25,726	4,811,791
Inogen, Inc. (a)	5,256	640,391
Insulet Corp. (a)	17,096	1,308,357
Integer Holdings Corp. (a)	8,478	425,172
Integra LifeSciences Holdings Corp. (a)	18,365	967,101
Intuitive Surgical, Inc. (a)	32,940	14,219,210
Invacare Corp.	10,045	184,828
iRhythm Technologies, Inc. (a)	2,761	164,638
K2M Group Holdings, Inc. (a)	10,263	216,241
LeMaitre Vascular, Inc.	4,678	162,794
LivaNova PLC (a)	12,024	1,028,653
Masimo Corp. (a)	14,522	1,368,553
Medtronic PLC	400,263	34,378,589
Natus Medical, Inc. (a)	9,814	304,725
Nevro Corp. (a)	6,992	561,178
Novocure Ltd. (a)	13,474	302,491
NuVasive, Inc. (a)	14,977	731,926
NxStage Medical, Inc. (a)	19,618	491,039
Orthofix International N.V. (a)	5,456	313,393
Penumbra, Inc. (a)	8,504	846,998
ResMed, Inc.	41,916	4,224,714
Rockwell Medical, Inc. (a)	14,051	78,334
STERIS PLC	25,000	2,273,000
Stryker Corp.	99,176	16,302,551
Surmodics, Inc. (a)	4,153	121,683
Tactile Systems Technology, Inc. (a)	4,160	131,165
Teleflex, Inc.	13,248	3,679,632
Varex Imaging Corp. (a)	11,262	478,297
Varian Medical Systems, Inc. (a)	26,925	3,432,938
Wright Medical Group N.V. (a)	29,551	672,285
Zimmer Biomet Holdings, Inc.	59,604	7,576,860

		216,356,864

Health Care Supplies – 1.9%
Align Technology, Inc. (a)	22,462	5,885,044
Anika Therapeutics, Inc. (a)	4,302	287,029
Atrion Corp.	458	263,533
Cerus Corp. (a)	32,153	142,438
DENTSPLY SIRONA, Inc.	67,634	4,112,824
Endologix, Inc. (a)	23,626	97,812
Haemonetics Corp. (a)	15,549	1,005,243
Halyard Health, Inc. (a)	13,892	678,068
ICU Medical, Inc. (a)	4,726	1,082,018
Lantheus Holdings, Inc. (a)	8,142	187,266
Meridian Bioscience, Inc.	12,813	200,523
Merit Medical Systems, Inc. (a)	14,884	691,362

See accompanying notes which are an integral part of the financial statements.

31	Semiannual Report

Fidelity MSCI Health Care Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
Neogen Corp. (a)	14,996	$885,214
OraSure Technologies, Inc. (a)	17,683	384,782
Quidel Corp. (a)	8,536	390,778
STAAR Surgical Co. (a)	8,599	135,004
The Cooper Cos., Inc.	14,362	3,513,951
West Pharmaceutical Services, Inc.	21,735	2,177,847

		22,120,736

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		238,477,600

HEALTH CARE PROVIDERS & SERVICES – 19.3%
Health Care Services – 3.0%
Almost Family, Inc. (a)	3,567	203,497
Amedisys, Inc. (a)	8,527	457,218
American Renal Associates Holdings Inc. (a)	3,742	70,761
AMN Healthcare Services, Inc. (a)	14,032	752,817
BioTelemetry, Inc. (a)	9,114	311,243
Chemed Corp.	4,737	1,234,320
Civitas Solutions, Inc. (a)	4,278	75,079
CorVel Corp. (a)	3,141	162,233
Cross Country Healthcare, Inc. (a)	10,619	148,772
DaVita, Inc. (a)	45,086	3,518,511
Diplomat Pharmacy, Inc. (a)	14,215	383,663
Envision Healthcare Corp. (a)	35,545	1,279,265
Express Scripts Holding Co. (a)	170,168	13,473,902
Laboratory Corp. of America Holdings (a)	30,018	5,238,141
LHC Group, Inc. (a)	4,940	310,232
MEDNAX, Inc. (a)	27,522	1,453,437
National Research Corp. Class A	2,701	101,693
Premier, Inc. Class A (a)	15,649	507,810
Quest Diagnostics, Inc.	40,208	4,254,811
RadNet, Inc. (a)	11,114	112,807
The Providence Service Corp. (a)	3,365	216,470
Tivity Health, Inc. (a)	10,385	402,419

		34,669,101

Health Care Distributors – 2.3%
Aceto Corp.	9,557	105,223
AmerisourceBergen Corp.	48,435	4,827,516
Cardinal Health, Inc.	93,228	6,692,838
Henry Schein, Inc. (a)	46,594	3,526,234
McKesson Corp.	61,948	10,461,778
Owens & Minor, Inc.	18,207	383,439
Patterson Cos., Inc.	25,349	909,776

		26,906,804

Health Care Facilities – 1.5%
Acadia Healthcare Co., Inc. (a)	21,899	746,318
Brookdale Senior Living, Inc. (a)	55,027	522,756
Capital Senior Living Corp. (a)	7,527	84,905

	Shares	Value
Community Health Systems, Inc. (a)	34,070	$192,495
Encompass Health Corp.	29,099	1,539,919
HCA Healthcare, Inc. (a)	85,141	8,612,864
Kindred Healthcare, Inc.	25,826	237,599
LifePoint Health, Inc. (a)	11,891	588,010
National HealthCare Corp.	3,142	195,967
Select Medical Holdings Corp. (a)	31,391	555,621
Surgery Partners, Inc. (a)	5,510	85,680
Tenet Healthcare Corp. (a)	29,733	561,359
The Ensign Group, Inc.	14,157	326,036
Universal Health Services, Inc. Class B	25,909	3,147,943
US Physical Therapy, Inc.	3,781	287,167

		17,684,639

Managed Health Care – 12.5%
Aetna, Inc.	97,693	18,251,006
Anthem, Inc.	77,394	19,182,103
Centene Corp. (a)	50,789	5,446,613
Cigna Corp.	74,203	15,460,195
HealthEquity, Inc. (a)	14,998	759,199
Humana, Inc.	42,575	11,998,912
Magellan Health, Inc. (a)	7,028	699,989
Molina Healthcare, Inc. (a)	12,592	1,150,405
Triple-S Management Corp. Class B (a)	6,895	158,447
UnitedHealth Group, Inc.	284,963	67,473,539
WellCare Health Plans, Inc. (a)	13,113	2,758,713

		143,339,121

TOTAL HEALTH CARE PROVIDERS & SERVICES		222,599,665

HEALTH CARE TECHNOLOGY – 1.3%
Health Care Technology – 1.3%
Allscripts Healthcare Solutions, Inc. (a)	50,770	756,981
athenahealth, Inc. (a)	11,771	1,475,024
Castlight Health, Inc. Class B (a)	21,667	80,168
Cerner Corp. (a)	87,905	6,076,873
Computer Programs & Systems, Inc.	3,434	102,848
Cotiviti Holdings, Inc. (a)	12,420	434,700
Evolent Health, Inc. Class A (a)	17,397	245,298
HealthStream, Inc. (a)	8,041	189,124
HMS Holdings Corp. (a)	24,715	423,368
Inovalon Holdings, Inc. Class A (a)	17,157	223,041
Medidata Solutions, Inc. (a)	17,221	1,172,922
Omnicell, Inc. (a)	11,115	545,191
Quality Systems, Inc. (a)	13,850	180,050
Teladoc, Inc. (a)	15,952	596,605
Veeva Systems, Inc. Class A (a)	31,967	2,009,445
Vocera Communications, Inc. (a)	7,704	225,727

TOTAL HEALTH CARE TECHNOLOGY		14,737,365

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – 6.0%
Life Sciences Tools & Services – 6.0%
Accelerate Diagnostics, Inc. (a)	9,920	$286,688
Agilent Technologies, Inc.	94,693	6,953,307
Bio-Rad Laboratories, Inc. Class A (a)	6,083	1,572,638
Bio-Techne Corp.	10,978	1,540,104
Bruker Corp.	32,480	1,156,613
Cambrex Corp. (a)	9,750	549,413
Charles River Laboratories International, Inc. (a)	14,036	1,479,956
Illumina, Inc. (a)	43,027	10,009,801
IQVIA Holdings, Inc. (a)	41,481	4,238,943
Luminex Corp.	12,038	243,047
Medpace Holdings, Inc. (a)	2,795	102,660
Mettler-Toledo International, Inc. (a)	7,556	5,102,265
NeoGenomics, Inc. (a)	18,345	141,623
Pacific Biosciences of California, Inc. (a)	32,179	91,388
PerkinElmer, Inc.	32,323	2,591,012
PRA Health Sciences, Inc. (a)	14,715	1,339,948
Syneos Health, Inc. (a)	16,823	645,162
Thermo Fisher Scientific, Inc.	117,919	26,426,827
Waters Corp. (a)	23,531	5,073,519

TOTAL LIFE SCIENCES TOOLS & SERVICES		69,544,914

PHARMACEUTICALS – 29.0%
Pharmaceuticals – 29.0%
Aclaris Therapeutics, Inc. (a)	7,005	154,951
Aerie Pharmaceuticals, Inc. (a)	9,097	498,970
Akcea Therapeutics, Inc. (a)	4,869	105,414
Akorn, Inc. (a)	27,711	892,848
Allergan PLC	98,507	17,756,872
Amphastar Pharmaceuticals, Inc. (a)	10,893	203,046
ANI Pharmaceuticals, Inc. (a)	2,533	170,116
Assembly Biosciences, Inc. (a)	4,869	229,719
Bristol-Myers Squibb Co.	483,085	30,241,121
Catalent, Inc. (a)	38,858	1,808,451
Collegium Pharmaceutical, Inc. (a)	6,112	145,710
Corcept Therapeutics, Inc. (a)	24,849	571,900
Depomed, Inc. (a)	17,606	129,404
Dermira, Inc. (a)	9,257	264,010
Eli Lilly & Co.	291,942	23,778,676
Endo International PLC (a)	59,215	409,176
Horizon Pharma PLC (a)	48,167	700,830
Impax Laboratories, Inc. (a)	21,136	411,095
Innoviva, Inc. (a)	22,715	331,412
Intersect ENT, Inc. (a)	7,890	294,692
Intra-Cellular Therapies, Inc. (a)	12,446	211,831
Jazz Pharmaceuticals PLC (a)	17,647	2,571,874
Johnson & Johnson	791,051	109,315,338
Lannett Co., Inc. (a)	8,483	172,629

	Shares	Value
Mallinckrodt PLC (a)	28,588	$516,299
Merck & Co., Inc.	803,820	47,626,335
Mylan N.V. (a)	134,275	5,753,684
MyoKardia, Inc. (a)	6,090	314,244
Nektar Therapeutics (a)	46,068	3,851,745
Omeros Corp. (a)	13,302	215,359
Pacira Pharmaceuticals, Inc. (a)	11,950	434,980
Paratek Pharmaceuticals, Inc. (a)	7,753	118,233
Perrigo Co. PLC	37,652	3,412,024
Pfizer, Inc.	1,752,842	64,925,268
Phibro Animal Health Corp. Class A	5,880	200,214
Prestige Brands Holdings, Inc. (a)	15,542	650,122
Reata Pharmaceuticals, Inc. Class A (a)	3,820	108,870
Revance Therapeutics, Inc. (a)	8,436	272,483
Sucampo Pharmaceuticals, Inc. Class A (a)	7,440	133,548
Supernus Pharmaceuticals, Inc. (a)	14,919	582,587
Teligent, Inc. (a)	12,425	37,896
The Medicines Co. (a)	21,478	711,566
TherapeuticsMD, Inc. (a)	50,695	298,087
Theravance Biopharma, Inc. (a)	12,864	340,124
WaVe Life Sciences Ltd. (a)	3,221	128,840
Zoetis, Inc.	144,062	11,053,877
Zogenix, Inc. (a)	8,752	318,135

TOTAL PHARMACEUTICALS		333,374,605

TOTAL COMMON STOCKS (Cost $988,125,922)		1,149,699,498

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.17% (c) (Cost $519,495)	519,495	519,495

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $988,645,417)		1,150,218,993

NET OTHER ASSETS (LIABILITIES) – 0.0%		527,877

NET ASSETS – 100.0%		$1,150,746,870

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Fidelity MSCI Health Care Index ETF

Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,149,699,498	$1,149,590,985	$—	$108,513
Money Market Funds	519,495	519,495	—	—

Total Investments in Securities:	$1,150,218,993	$1,150,110,480	$—	$108,513

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Fidelity MSCI Industrials Index ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 24.6%
Aerospace & Defense – 24.6%
AAR Corp.	6,412	$259,494
Aerojet Rocketdyne Holdings, Inc. (a)	12,332	339,130
Aerovironment, Inc. (a)	4,180	214,685
Arconic, Inc.	76,860	2,310,412
Astronics Corp. (a)	4,145	184,867
Axon Enterprise, Inc. (a)	10,230	270,686
BWX Technologies, Inc.	17,309	1,098,083
Cubic Corp.	4,989	289,611
Curtiss-Wright Corp.	8,141	1,063,703
Engility Holdings, Inc. (a)	4,046	105,843
Esterline Technologies Corp. (a)	5,271	387,682
General Dynamics Corp.	49,331	10,975,161
Harris Corp.	23,187	3,695,544
HEICO Corp.	6,550	526,096
HEICO Corp. Class A	11,672	768,601
Hexcel Corp.	17,367	1,187,034
Huntington Ingalls Industries, Inc.	8,794	2,088,927
KLX, Inc. (a)	9,961	703,844
Kratos Defense & Security Solutions, Inc. (a)	16,738	190,981
L3 Technologies, Inc.	15,170	3,223,018
Lockheed Martin Corp.	50,232	17,824,825
Mercury Systems, Inc. (a)	9,316	447,354
Moog, Inc. Class A (a)	6,229	560,984
National Presto Industries, Inc.	936	95,144
Northrop Grumman Corp.	32,063	10,918,413
Orbital ATK, Inc.	11,155	1,471,345
Raytheon Co.	56,260	11,754,964
Rockwell Collins, Inc.	31,488	4,360,773
Spirit AeroSystems Holdings, Inc. Class A	22,905	2,344,556
Teledyne Technologies, Inc. (a)	6,489	1,238,880
Textron, Inc.	51,276	3,008,363
The Boeing Co.	108,828	38,565,378
The KEYW Holding Corp. (a)	8,584	57,513
TransDigm Group, Inc.	10,059	3,187,798
Triumph Group, Inc.	9,625	280,569
United Technologies Corp.	147,070	20,297,131
Wesco Aircraft Holdings, Inc. (a)	10,596	75,761

TOTAL AEROSPACE & DEFENSE		146,373,153

AIR FREIGHT & LOGISTICS – 6.4%
Air Freight & Logistics – 6.4%
Air Transport Services Group, Inc. (a)	2,930	72,840
Atlas Air Worldwide Holdings, Inc. (a)	1,227	69,080
CH Robinson Worldwide, Inc.	27,197	2,487,438
Echo Global Logistics, Inc. (a)	5,016	146,467
Expeditors International of Washington, Inc.	34,978	2,271,821
FedEx Corp.	49,394	12,964,937

	Shares	Value
Forward Air Corp.	5,885	$357,278
Hub Group, Inc. Class A (a)	6,526	313,574
United Parcel Service, Inc. Class B	133,493	16,996,329
XPO Logistics, Inc. (a)	22,831	2,156,160

TOTAL AIR FREIGHT & LOGISTICS		37,835,924

AIRLINES – 1.1%
Airlines – 1.1%
Allegiant Travel Co.	801	127,559
American Airlines Group, Inc.	23,552	1,279,345
Delta Air Lines, Inc.	35,084	1,991,719
Hawaiian Holdings, Inc. (a)	2,618	97,782
SkyWest, Inc.	2,449	136,532
Southwest Airlines Co.	28,991	1,762,653
Spirit Airlines, Inc. (a)	3,312	139,501
United Continental Holdings, Inc. (a)	14,714	997,903

TOTAL AIRLINES		6,532,994

BUILDING PRODUCTS – 4.4%
Building Products – 4.4%
AAON, Inc.	8,185	297,934
Advanced Drainage Systems, Inc.	7,513	185,571
Allegion PLC	18,413	1,585,543
American Woodmark Corp. (a)	2,866	389,346
AO Smith Corp.	28,376	1,894,949
Apogee Enterprises, Inc.	5,583	254,082
Armstrong Flooring, Inc. (a)	4,097	63,463
Armstrong World Industries, Inc. (a)	7,691	482,226
Builders FirstSource, Inc. (a)	21,789	466,720
Continental Building Products, Inc. (a)	7,427	211,298
CSW Industrials, Inc. (a)	3,160	151,364
Fortune Brands Home & Security, Inc.	29,845	2,116,906
Gibraltar Industries, Inc. (a)	5,790	214,809
Griffon Corp.	5,942	119,137
Insteel Industries, Inc.	3,499	109,624
JELD-WEN Holding, Inc. (a)	13,236	519,910
Johnson Controls International PLC	180,737	7,072,239
Lennox International, Inc.	7,347	1,600,985
Masco Corp.	61,738	2,757,219
Masonite International Corp. (a)	5,753	401,272
NCI Building Systems, Inc. (a)	8,249	152,194
Owens Corning	21,571	2,005,456
Patrick Industries, Inc. (a)	4,679	299,690
PGT Innovations, Inc. (a)	9,610	153,279
Ply Gem Holdings, Inc. (a)	4,706	100,944
Quanex Building Products Corp.	6,140	127,098
Simpson Manufacturing Co., Inc.	7,801	458,231
Trex Co., Inc. (a)	5,666	632,269
Universal Forest Products, Inc.	11,900	444,227

See accompanying notes which are an integral part of the financial statements.

35	Semiannual Report

Fidelity MSCI Industrials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
BUILDING PRODUCTS – continued
Building Products – continued
USG Corp. (a)	18,071	$698,625

TOTAL BUILDING PRODUCTS		25,966,610

COMMERCIAL SERVICES & SUPPLIES – 5.6%
Commercial Printing – 0.3%
Brady Corp. Class A	9,316	356,337
Deluxe Corp.	9,358	695,019
Ennis, Inc.	5,005	99,600
InnerWorkings, Inc. (a)	9,646	96,556
LSC Communications, Inc.	6,662	91,136
Multi-Color Corp.	2,834	219,635
Quad/Graphics, Inc.	5,901	130,530
RR Donnelley & Sons Co.	13,393	109,421

		1,798,234

Diversified Support Services – 1.4%
Cintas Corp.	17,344	2,921,597
Copart, Inc. (a)	40,152	1,769,498
Healthcare Services Group, Inc.	14,127	779,528
KAR Auction Services, Inc.	26,620	1,451,855
Matthews International Corp. Class A	6,204	347,424
McGrath RentCorp	4,466	213,475
Mobile Mini, Inc.	8,509	322,066
UniFirst Corp.	2,990	494,247
Viad Corp.	4,015	228,052
VSE Corp.	1,701	84,284

		8,612,026

Environmental & Facilities Services – 3.3%
ABM Industries, Inc.	10,793	410,458
Advanced Disposal Services, Inc. (a)	10,309	251,230
Casella Waste Systems, Inc. Class A (a)	7,553	193,206
Clean Harbors, Inc. (a)	10,576	585,276
Covanta Holding Corp.	22,845	373,516
Republic Services, Inc.	45,673	3,142,302
Rollins, Inc.	19,012	938,052
SP Plus Corp. (a)	4,380	168,849
Stericycle, Inc. (a)	16,503	1,243,666
Team, Inc. (a)	5,937	100,929
Tetra Tech, Inc.	10,906	542,028
US Ecology, Inc.	4,198	219,346
Waste Connections, Inc.	51,049	3,666,339
Waste Management, Inc.	85,243	7,538,038

		19,373,235

Office Services & Supplies – 0.5%
ACCO Brands Corp. (a)	21,354	253,045
Essendant, Inc.	7,145	64,662
Herman Miller, Inc.	11,615	470,407
HNI Corp.	8,585	333,871
Interface, Inc.	12,015	299,774

	Shares	Value
Kimball International, Inc. Class B	7,222	$134,113
Knoll, Inc.	9,676	221,967
MSA Safety, Inc.	6,671	522,406
Pitney Bowes, Inc.	36,134	509,851
Steelcase, Inc. Class A	17,063	265,330

		3,075,426

Security & Alarm Services – 0.1%
The Brink’s Co.	8,798	733,753

TOTAL COMMERCIAL SERVICES & SUPPLIES		33,592,674

CONSTRUCTION & ENGINEERING – 1.9%
Construction & Engineering – 1.9%
AECOM (a)	30,382	1,188,240
Aegion Corp. (a)	6,395	160,387
Argan, Inc.	2,928	127,661
Chicago Bridge & Iron Co. N.V.	19,694	411,014
Comfort Systems USA, Inc.	7,294	310,724
Dycom Industries, Inc. (a)	6,050	706,095
EMCOR Group, Inc.	11,455	931,062
Fluor Corp.	27,067	1,642,967
Granite Construction, Inc.	7,685	512,513
Great Lakes Dredge & Dock Corp. (a)	10,317	48,490
Jacobs Engineering Group, Inc.	23,336	1,620,919
KBR, Inc.	27,004	549,261
MasTec, Inc. (a)	12,839	685,603
MYR Group, Inc. (a)	3,264	110,584
NV5 Global, Inc. (a)	1,542	75,172
Primoris Services Corp.	7,923	205,998
Quanta Services, Inc. (a)	29,549	1,137,341
Tutor Perini Corp. (a)	7,833	193,867
Valmont Industries, Inc.	4,371	715,096

TOTAL CONSTRUCTION & ENGINEERING		11,332,994

ELECTRICAL EQUIPMENT – 5.4%
Electrical Components & Equipment – 5.4%
Acuity Brands, Inc.	8,165	1,261,003
AMETEK, Inc.	44,734	3,413,204
Atkore International Group, Inc. (a)	6,125	143,203
Eaton Corp. PLC	86,156	7,234,519
Emerson Electric Co.	124,049	8,960,059
Encore Wire Corp.	4,057	205,284
EnerSys	8,427	592,502
Generac Holdings, Inc. (a)	12,033	588,775
General Cable Corp.	9,705	288,239
Hubbell, Inc.	10,043	1,365,346
Plug Power, Inc. (a)	43,564	84,079
Powell Industries, Inc.	1,770	57,684
Regal-Beloit Corp.	8,607	670,485
Rockwell Automation, Inc.	24,873	4,907,194
Sensata Technologies Holding N.V. (a)	33,155	1,864,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Sunrun, Inc. (a)	13,140	$83,176
Thermon Group Holdings, Inc. (a)	6,422	148,862
Vicor Corp. (a)	3,517	64,361

		31,932,944

Heavy Electrical Equipment – 0.0%
AZZ, Inc.	5,023	228,546

TOTAL ELECTRICAL EQUIPMENT		32,161,490

INDUSTRIAL CONGLOMERATES – 14.4%
Industrial Conglomerates – 14.4%
3M Co.	115,661	28,973,080
Carlisle Cos., Inc.	12,252	1,399,301
General Electric Co.	1,677,998	27,133,228
Honeywell International, Inc.	140,036	22,359,548
Raven Industries, Inc.	6,958	268,231
Roper Industries, Inc.	19,828	5,563,539

TOTAL INDUSTRIAL CONGLOMERATES		85,696,927

MACHINERY – 19.8%
Agricultural & Farm Machinery – 1.9%
AGCO Corp.	12,321	894,751
Deere & Co.	52,931	8,808,777
Lindsay Corp.	2,055	183,326
The Toro Co.	20,881	1,370,838
Titan International, Inc.	9,903	131,809

		11,389,501

Construction & Farm Machinery & Heavy Trucks – 6.7%
Alamo Group, Inc.	1,965	226,034
Allison Transmission Holdings, Inc.	25,973	1,149,045
American Railcar Industries, Inc.	1,476	57,889
Astec Industries, Inc.	3,801	237,182
Caterpillar, Inc.	114,537	18,644,333
Cummins, Inc.	30,861	5,801,868
Douglas Dynamics, Inc.	4,363	179,756
Federal Signal Corp.	11,709	238,161
Meritor, Inc. (a)	16,396	447,283
Navistar International Corp. (a)	8,542	391,480
Oshkosh Corp.	14,464	1,312,174
PACCAR, Inc.	68,044	5,073,361
REV Group, Inc.	5,596	163,739
Spartan Motors, Inc.	6,469	86,685
Terex Corp.	17,311	813,963
The Greenbrier Cos., Inc.	5,502	275,925
The Manitowoc Co., Inc. (a)	6,534	261,883
Trinity Industries, Inc.	26,380	909,318
Wabash National Corp.	11,395	294,333
WABCO Holdings, Inc. (a)	9,890	1,526,917
Wabtec Corp.	16,726	1,355,475

		39,446,804

	Shares	Value
Industrial Machinery – 11.2%
Actuant Corp. Class A	11,631	$287,867
Albany International Corp. Class A	5,632	357,350
Altra Industrial Motion Corp.	5,646	295,850
Barnes Group, Inc.	9,920	652,637
Briggs & Stratton Corp.	8,209	198,494
Chart Industries, Inc. (a)	5,632	279,178
CIRCOR International, Inc.	2,710	143,684
Colfax Corp. (a)	17,934	717,719
Columbus McKinnon Corp.	4,005	164,005
Crane Co.	9,268	926,244
Donaldson Co., Inc.	24,101	1,220,957
Dover Corp.	30,169	3,204,249
Energy Recovery, Inc. (a)	6,519	50,392
EnPro Industries, Inc.	4,124	362,871
ESCO Technologies, Inc.	4,981	304,588
Flowserve Corp.	25,275	1,145,463
Fortive Corp.	60,543	4,602,479
Franklin Electric Co., Inc.	7,682	347,995
Gardner Denver Holdings, Inc. (a)	15,195	525,443
Global Brass & Copper Holdings, Inc.	4,329	139,177
Graco, Inc.	32,536	1,522,685
Harsco Corp. (a)	15,510	277,629
Hillenbrand, Inc.	12,231	541,833
Hyster-Yale Materials Handling, Inc.	1,544	130,761
IDEX Corp.	14,835	2,128,526
Illinois Tool Works, Inc.	60,013	10,422,458
Ingersoll-Rand PLC	49,157	4,651,727
ITT, Inc.	17,034	953,904
John Bean Technologies Corp.	6,153	699,904
Kadant, Inc.	2,109	211,427
Kennametal, Inc.	15,584	760,188
Lincoln Electric Holdings, Inc.	11,476	1,119,713
Lydall, Inc. (a)	3,422	163,572
Milacron Holdings Corp. (a)	13,498	256,057
Mueller Industries, Inc.	10,566	349,629
Mueller Water Products, Inc. Class A	30,971	360,193
NN, Inc.	5,201	149,789
Nordson Corp.	10,036	1,442,374
Omega Flex, Inc.	588	35,962
Parker Hannifin Corp.	25,787	5,194,018
Park-Ohio Holdings Corp.	1,522	63,391
Pentair PLC	33,397	2,387,885
Proto Labs, Inc. (a)	4,934	539,533
RBC Bearings, Inc. (a)	4,686	590,436
Rexnord Corp. (a)	20,123	565,658
Snap-on, Inc.	11,150	1,910,106
SPX Corp. (a)	8,307	259,594
SPX FLOW, Inc. (a)	8,251	382,599
Standex International Corp.	2,435	255,553
Stanley Black & Decker, Inc.	29,684	4,934,371
Sun Hydraulics Corp.	4,705	292,086

See accompanying notes which are an integral part of the financial statements.

37	Semiannual Report

Fidelity MSCI Industrials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Tennant Co.	3,460	$233,204
The Gorman-Rupp Co.	3,545	100,217
The Middleby Corp. (a)	11,154	1,519,844
The Timken Co.	13,550	712,053
Trimas Corp. (a)	8,803	234,160
Watts Water Technologies, Inc. Class A	5,079	405,050
Welbilt, Inc. (a)	25,573	570,278
Woodward, Inc.	10,649	825,510
Xylem, Inc.	34,802	2,514,793

		66,595,312

TOTAL MACHINERY		117,431,617

MARINE – 0.0%
Marine – 0.0%
Kirby Corp. (a)	2,623	196,463
Matson, Inc.	2,073	70,917

TOTAL MARINE		267,380

PROFESSIONAL SERVICES – 3.9%
Human Resource & Employment Services – 1.1%
GP Strategies Corp. (a)	2,387	59,556
Heidrick & Struggles International, Inc.	3,710	97,944
Insperity, Inc.	7,282	446,023
Kelly Services, Inc. Class A	6,120	173,257
Kforce, Inc.	4,735	122,873
Korn/Ferry International	10,753	479,154
ManpowerGroup, Inc.	12,919	1,697,427
On Assignment, Inc. (a)	9,693	742,193
Robert Half International, Inc.	24,415	1,413,140
TriNet Group, Inc. (a)	8,144	357,277
TrueBlue, Inc. (a)	8,203	224,352
WageWorks, Inc. (a)	7,720	467,446

		6,280,642

Research & Consulting Services – 2.8%
CBIZ, Inc. (a)	10,043	165,710
Equifax, Inc.	23,345	2,916,491
Exponent, Inc.	4,983	369,489
Forrester Research, Inc.	1,709	74,598
FTI Consulting, Inc. (a)	7,693	334,415
Huron Consulting Group, Inc. (a)	4,370	175,456
ICF International, Inc. (a)	3,590	190,629
IHS Markit Ltd. (a)	77,333	3,691,104
Mistras Group, Inc. (a)	3,228	68,789
Navigant Consulting, Inc. (a)	9,122	187,183
Nielsen Holdings PLC	69,089	2,584,619
Resources Connection, Inc.	5,640	92,214
RPX Corp. (a)	8,559	120,168
The Dun & Bradstreet Corp.	7,127	881,824

	Shares	Value
TransUnion (a)	29,936	$1,777,001
Verisk Analytics, Inc. (a)	30,259	3,027,413

		16,657,103

TOTAL PROFESSIONAL SERVICES		22,937,745

ROAD & RAIL – 8.8%
Railroads – 7.1%
CSX Corp.	177,029	10,049,936
Genesee & Wyoming, Inc. Class A (a)	11,952	954,367
Kansas City Southern	20,441	2,312,490
Norfolk Southern Corp.	55,854	8,427,252
Union Pacific Corp.	155,121	20,708,654

		42,452,699

Trucking – 1.7%
AMERCO	1,358	495,779
ArcBest Corp.	4,714	167,583
Avis Budget Group, Inc. (a)	14,388	646,884
Covenant Transportation Group, Inc. Class A (a)	2,346	68,808
Daseke, Inc. (a)	5,199	70,186
Heartland Express, Inc.	8,814	199,990
Hertz Global Holdings, Inc. (a)	9,710	222,650
JB Hunt Transport Services, Inc.	16,967	2,050,123
Knight-Swift Transportation Holdings, Inc.	25,796	1,284,383
Landstar System, Inc.	8,132	903,059
Marten Transport Ltd.	7,880	182,816
Old Dominion Freight Line, Inc.	11,979	1,754,324
Roadrunner Transportation Systems, Inc. (a)	5,830	32,473
Ryder System, Inc.	10,261	893,015
Saia, Inc. (a)	4,981	376,314
Universal Logistics Holdings, Inc	1,779	41,362
Werner Enterprises, Inc.	9,142	372,079
YRC Worldwide, Inc. (a)	6,508	103,933

		9,865,761

TOTAL ROAD & RAIL		52,318,460

TRADING COMPANIES & DISTRIBUTORS – 3.4%
Trading Companies & Distributors – 3.4%
Air Lease Corp.	19,005	924,023
Aircastle Ltd.	10,618	250,797
Applied Industrial Technologies, Inc.	7,576	558,730
Beacon Roofing Supply, Inc. (a)	12,919	781,599
BMC Stock Holdings, Inc. (a)	11,786	264,006
CAI International, Inc. (a)	2,976	84,102
DXP Enterprises, Inc. (a)	3,203	109,575
Fastenal Co.	55,758	3,064,460
Foundation Building Materials, Inc. (a)	3,773	55,954
GATX Corp.	7,121	506,588
GMS, Inc. (a)	6,397	219,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	38

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
H&E Equipment Services, Inc.	6,166	$242,817
HD Supply Holdings, Inc. (a)	39,258	1,526,744
Herc Holdings, Inc. (a)	4,114	270,372
Kaman Corp.	4,642	291,053
MRC Global, Inc. (a)	18,471	332,109
MSC Industrial Direct Co., Inc. Class A	8,739	820,417
Nexeo Solutions, Inc. (a)	5,207	49,102
NOW, Inc. (a)	20,606	242,945
Rush Enterprises, Inc. Class A (a)	6,097	329,543
Rush Enterprises, Inc. Class B (a)	890	45,230
SiteOne Landscape Supply, Inc. (a)	7,680	584,909
Titan Machinery, Inc. (a)	3,556	76,418
Triton International Ltd. (a)	11,454	442,124
United Rentals, Inc. (a)	16,383	2,967,125
Univar, Inc. (a)	21,721	648,589
Veritiv Corp. (a)	2,294	65,838
Watsco, Inc.	5,877	1,056,626
WESCO International, Inc. (a)	9,299	633,727
WW Grainger, Inc.	10,628	2,865,946

TOTAL TRADING COMPANIES & DISTRIBUTORS		20,310,757

	Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.2%
Airport Services – 0.2%
Macquarie Infrastructure Corp.	15,218	$1,009,714

TOTAL COMMON STOCKS (Cost $501,154,040)		593,768,439

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.17% (b) (Cost $511,139)	511,139	511,139

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $501,665,179)		594,279,578

NET OTHER ASSETS (LIABILITIES) – 0.0%		211,658

NET ASSETS – 100.0%		$594,491,236

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

39	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 4.7%
Communications Equipment – 4.7%
Acacia Communications, Inc. (a)	4,505	$166,280
ADTRAN, Inc.	12,489	199,824
Applied Optoelectronics, Inc. (a)	4,659	150,905
Arista Networks, Inc. (a)	12,388	3,416,858
ARRIS International PLC (a)	46,718	1,181,965
CalAmp Corp. (a)	9,259	226,660
Ciena Corp. (a)	36,925	785,764
Cisco Systems, Inc.	1,309,459	54,394,927
CommScope Holding Co., Inc. (a)	50,381	1,946,218
Comtech Telecommunications Corp.	5,945	128,590
EchoStar Corp. Class A (a)	12,645	772,104
Extreme Networks, Inc. (a)	28,359	426,236
F5 Networks, Inc. (a)	16,614	2,401,388
Finisar Corp. (a)	29,792	535,064
Infinera Corp. (a)	38,461	248,843
InterDigital, Inc.	9,083	708,928
Juniper Networks, Inc.	99,324	2,597,323
Lumentum Holdings, Inc. (a)	15,977	739,735
Mitel Networks Corp. (a)	23,052	207,468
Motorola Solutions, Inc.	42,664	4,243,361
NETGEAR, Inc. (a)	8,136	567,079
Netscout Systems, Inc. (a)	22,565	643,103
Oclaro, Inc. (a)	45,399	269,670
Palo Alto Networks, Inc. (a)	24,028	3,793,300
Plantronics, Inc.	8,640	509,674
Quantenna Communications, Inc. (a)	3,457	47,568
Ribbon Communications, Inc. (a)	12,528	87,445
Ubiquiti Networks, Inc. (a)	7,380	595,345
ViaSat, Inc. (a)	14,435	1,091,575
Viavi Solutions, Inc. (a)	58,686	503,526

TOTAL COMMUNICATIONS EQUIPMENT		83,586,726

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.9%
Electronic Components – 1.3%
Amphenol Corp. Class A	79,963	7,418,168
AVX Corp.	13,348	239,463
Belden, Inc.	11,099	940,862
Corning, Inc.	236,710	7,390,086
Dolby Laboratories, Inc. Class A	15,082	970,376
II-VI, Inc. (a)	15,036	641,285
Knowles Corp. (a)	23,055	351,358
Littelfuse, Inc.	6,488	1,410,102
Rogers Corp. (a)	4,756	783,694
Universal Display Corp.	11,136	1,775,078
Vishay Intertechnology, Inc.	35,082	770,050

		22,690,522

Electronic Equipment & Instruments – 1.0%
Badger Meter, Inc.	7,821	376,972
Cognex Corp.	45,213	2,819,935

	Shares	Value
Coherent, Inc. (a)	6,470	$1,679,094
Control4 Corp. (a)	6,136	166,347
Daktronics, Inc.	9,275	85,887
Electro Scientific Industries, Inc.	7,831	183,402
FARO Technologies, Inc. (a)	4,554	245,461
Fitbit, Inc. Class A (a)	43,672	224,911
FLIR Systems, Inc.	35,906	1,838,746
Itron, Inc. (a)	9,182	672,122
Keysight Technologies, Inc. (a)	48,450	2,263,584
Mesa Laboratories, Inc.	899	127,217
MTS Systems Corp.	4,488	232,703
National Instruments Corp.	30,572	1,526,766
Novanta, Inc. (a)	8,503	492,324
OSI Systems, Inc. (a)	4,663	308,131
Trimble, Inc. (a)	66,511	2,933,135
VeriFone Systems, Inc. (a)	29,231	516,804
Zebra Technologies Corp. Class A (a)	13,955	1,718,698

		18,412,239

Electronic Manufacturing Services – 1.0%
Benchmark Electronics, Inc. (a)	13,053	377,884
CTS Corp.	8,494	233,585
Fabrinet (a)	9,945	246,735
Flex Ltd. (a)	139,450	2,511,494
IPG Photonics Corp. (a)	9,899	2,494,053
Jabil, Inc.	42,192	1,072,943
KEMET Corp. (a)	13,223	269,220
Kimball Electronics, Inc. (a)	7,187	132,960
Methode Electronics, Inc.	9,198	375,738
Park Electrochemical Corp.	5,282	96,661
Plexus Corp. (a)	8,808	526,278
Sanmina Corp. (a)	19,890	520,124
TE Connectivity Ltd.	92,465	9,480,436
TTM Technologies, Inc. (a)	23,132	381,447

		18,719,558

Technology Distributors – 0.6%
Anixter International, Inc. (a)	7,852	657,213
Arrow Electronics, Inc. (a)	23,056	1,875,375
Avnet, Inc.	32,204	1,368,670
CDW Corp.	40,454	3,025,555
ePlus, Inc. (a)	3,772	291,198
Insight Enterprises, Inc. (a)	9,266	343,954
PC Connection, Inc.	3,196	83,735
ScanSource, Inc. (a)	6,565	224,523
SYNNEX Corp.	7,823	960,117
Systemax, Inc.	3,878	120,412
Tech Data Corp. (a)	9,971	999,792

		9,950,544

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		69,772,863

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	40

Common Stocks – continued
	Shares	Value
INTERNET SOFTWARE & SERVICES – 20.1%
Internet Software & Services – 20.1%
2U, Inc. (a)	13,388	$994,327
Actua Corp. (a)	7,911	123,412
Akamai Technologies, Inc. (a)	44,811	3,001,889
Alarm.com Holdings, Inc. (a)	4,041	155,094
Alphabet, Inc. Class A (a)	78,054	92,277,000
Alphabet, Inc. Class C (a)	81,961	95,889,452
ANGI Homeservices, Inc. Class A (a)	9,529	127,307
Benefitfocus, Inc. (a)	4,119	103,799
Blucora, Inc. (a)	11,417	278,575
Box, Inc. Class A (a)	26,314	585,223
Carbonite, Inc. (a)	5,760	145,152
Cars.com, Inc. (a)	17,738	526,641
ChannelAdvisor Corp. (a)	5,871	53,426
Cimpress N.V. (a)	6,178	787,139
Cision Ltd. (a)	9,431	112,135
CommerceHub, Inc. Series A (a)	3,318	67,090
CommerceHub, Inc. Series C (a)	7,388	142,515
Cornerstone OnDemand, Inc. (a)	13,716	564,139
CoStar Group, Inc. (a)	9,347	3,235,090
Coupa Software, Inc. (a)	7,082	270,745
eBay, Inc. (a)	266,107	10,798,622
Endurance International Group Holdings, Inc. (a)	17,808	147,806
Envestnet, Inc. (a)	11,430	614,362
Etsy, Inc. (a)	21,544	404,165
Facebook, Inc. Class A (a)	620,764	116,014,584
Five9, Inc. (a)	11,800	306,918
GoDaddy, Inc. Class A (a)	31,036	1,714,118
Gogo, Inc. (a)	14,330	138,141
GrubHub, Inc. (a)	21,584	1,559,444
GTT Communications, Inc. (a)	8,363	385,952
Hortonworks, Inc. (a)	11,984	239,081
IAC/InterActiveCorp. (a)	19,328	2,801,980
Instructure, Inc. (a)	3,267	117,285
j2 Global, Inc.	12,607	1,008,434
Limelight Networks, Inc. (a)	24,436	107,030
LivePerson, Inc. (a)	12,769	152,590
LogMeIn, Inc.	13,794	1,735,285
Match Group, Inc. (a)	10,327	360,825
MercadoLibre, Inc.	11,029	4,269,326
MINDBODY, Inc. Class A (a)	7,917	278,283
New Relic, Inc. (a)	8,539	510,034
NIC, Inc.	16,468	273,369
Nutanix, Inc. Class A (a)	16,759	537,964
Pandora Media, Inc. (a)	62,892	300,624
Q2 Holdings, Inc. (a)	8,335	352,987
Quotient Technology, Inc. (a)	19,104	225,427
Shutterstock, Inc. (a)	5,152	228,028
SPS Commerce, Inc. (a)	4,552	239,435
Stamps.com, Inc. (a)	4,188	853,724
The Trade Desk, Inc. Class A (a)	7,490	363,115

	Shares	Value
TrueCar, Inc. (a)	19,873	$234,303
Tucows, Inc. Class A (a)	2,000	108,400
Twilio, Inc. Class A (a)	15,931	418,029
Twitter, Inc. (a)	164,371	4,242,416
VeriSign, Inc. (a)	23,546	2,705,906
Web.com Group, Inc. (a)	11,194	260,260
XO Group, Inc. (a)	6,517	124,475
Yelp, Inc. (a)	20,372	892,701
Yext, Inc. (a)	8,331	100,389
Zillow Group, Inc. Class C (a)	27,817	1,236,744

TOTAL INTERNET SOFTWARE & SERVICES		356,802,711

IT SERVICES – 17.6%
Data Processing & Outsourced Services – 12.0%
Alliance Data Systems Corp.	13,080	3,357,113
Automatic Data Processing, Inc.	116,328	14,381,631
Black Knight, Inc. (a)	30,145	1,492,177
Blackhawk Network Holdings, Inc. (a)	14,028	637,573
Broadridge Financial Solutions, Inc.	30,427	2,933,467
Cardtronics PLC Class A (a)	11,830	289,362
Cass Information Systems, Inc.	3,362	194,828
Conduent, Inc. (a)	46,498	762,567
Convergys Corp.	24,393	567,625
CoreLogic, Inc. (a)	21,889	1,036,663
CSG Systems International, Inc.	8,816	398,219
DST Systems, Inc.	15,818	1,318,747
Euronet Worldwide, Inc. (a)	13,040	1,224,065
Everi Holdings, Inc. (a)	17,425	134,869
EVERTEC, Inc.	15,941	249,477
ExlService Holdings, Inc. (a)	9,005	547,054
Fidelity National Information Services, Inc.	87,001	8,905,422
First Data Corp. Class A (a)	116,117	2,055,271
Fiserv, Inc. (a)	55,115	7,762,397
FleetCor Technologies, Inc. (a)	24,045	5,109,562
Global Payments, Inc.	39,975	4,468,405
Jack Henry & Associates, Inc.	20,308	2,531,595
Mastercard, Inc. Class A	247,299	41,793,531
MAXIMUS, Inc.	17,053	1,162,673
MoneyGram International, Inc. (a)	7,816	94,417
Net 1 UEPS Technologies, Inc. (a)	14,442	173,737
Paychex, Inc.	84,753	5,784,392
PayPal Holdings, Inc. (a)	299,203	25,528,000
Sabre Corp.	54,641	1,134,893
Square, Inc. Class A (a)	65,969	3,094,606
Sykes Enterprises, Inc. (a)	10,016	310,696
Syntel, Inc. (a)	8,507	191,833
The Western Union Co.	121,373	2,523,345
Total System Services, Inc.	43,438	3,859,901
Travelport Worldwide Ltd.	32,944	448,368
TTEC Holdings, Inc.	4,157	165,033
Visa, Inc. Class A	479,094	59,517,848

See accompanying notes which are an integral part of the financial statements.

41	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
WEX, Inc. (a)	10,058	$1,557,079
Worldpay, Inc. (a)	77,625	6,234,064

		213,932,505

IT Consulting & Other Services – 5.6%
Accenture PLC Class A	161,803	26,001,742
Acxiom Corp. (a)	21,139	572,233
Booz Allen Hamilton Holding Corp.	39,051	1,530,018
CACI International, Inc. Class A (a)	6,470	909,359
Cognizant Technology Solutions Corp. Class A	154,589	12,054,850
CSRA, Inc.	42,992	1,430,774
DXC Technology Co.	74,488	7,415,280
EPAM Systems, Inc. (a)	13,021	1,529,707
Gartner, Inc. (a)	23,689	3,286,612
International Business Machines Corp.	231,910	37,963,667
Leidos Holdings, Inc.	37,724	2,512,418
ManTech International Corp. Class A	6,770	352,514
Perficient, Inc. (a)	9,214	178,475
Presidio, Inc. (a)	8,408	153,950
Science Applications International Corp.	11,477	879,712
ServiceSource International, Inc. (a)	19,250	65,450
Teradata Corp. (a)	32,997	1,336,379
The Hackett Group, Inc.	6,015	96,300
Unisys Corp. (a)	13,154	117,071
Virtusa Corp. (a)	7,269	324,343

		98,710,854

TOTAL IT SERVICES		312,643,359

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 16.1%
Semiconductor Equipment – 2.2%
Advanced Energy Industries, Inc. (a)	10,448	743,166
Amkor Technology, Inc. (a)	28,421	285,915
Applied Materials, Inc.	279,150	14,970,815
Axcelis Technologies, Inc. (a)	8,136	210,722
Brooks Automation, Inc.	18,565	517,964
Cabot Microelectronics Corp.	6,606	673,085
Cohu, Inc.	7,277	165,697
Entegris, Inc.	37,003	1,204,448
FormFactor, Inc. (a)	19,389	278,232
Ichor Holdings Ltd. (a)	5,265	168,059
KLA-Tencor Corp.	41,046	4,506,851
Kulicke & Soffa Industries, Inc. (a)	18,545	426,720
Lam Research Corp.	42,534	8,146,112
MKS Instruments, Inc.	14,267	1,459,514
Nanometrics, Inc. (a)	6,488	160,708
PDF Solutions, Inc. (a)	7,276	99,536
Photronics, Inc. (a)	17,981	151,040
Rudolph Technologies, Inc. (a)	7,953	208,369
SolarEdge Technologies, Inc. (a)	7,232	259,629
Teradyne, Inc.	51,972	2,382,397
Ultra Clean Holdings, Inc. (a)	8,123	176,188

	Shares	Value
Veeco Instruments, Inc. (a)	12,662	$210,822
Versum Materials, Inc.	28,644	1,054,099
Xcerra Corp. (a)	14,061	140,329
Xperi Corp.	12,772	286,731

		38,887,148

Semiconductors – 13.9%
Advanced Micro Devices, Inc. (a)	210,084	2,886,554
Alpha & Omega Semiconductor Ltd. (a)	4,710	79,081
Ambarella, Inc. (a)	8,744	440,698
Analog Devices, Inc.	96,233	8,841,888
Broadcom Ltd.	106,507	26,416,931
Cavium, Inc. (a)	18,002	1,598,218
CEVA, Inc. (a)	5,831	256,564
Cirrus Logic, Inc. (a)	16,650	825,340
Cree, Inc. (a)	25,730	887,942
Cypress Semiconductor Corp.	87,111	1,506,149
Diodes, Inc. (a)	10,553	297,489
First Solar, Inc. (a)	20,572	1,381,821
Impinj, Inc. (a)	4,123	92,232
Inphi Corp. (a)	10,120	302,284
Integrated Device Technology, Inc. (a)	34,974	1,045,723
Intel Corp.	1,230,618	59,241,951
Lattice Semiconductor Corp. (a)	29,622	192,839
MACOM Technology Solutions Holdings, Inc. (a)	10,755	334,481
Marvell Technology Group Ltd.	104,934	2,448,110
Maxim Integrated Products, Inc.	73,979	4,512,719
MaxLinear, Inc. Class A (a)	17,763	458,108
Mellanox Technologies Ltd. (a)	11,793	765,955
Microchip Technology, Inc.	60,974	5,805,944
Micron Technology, Inc. (a)	277,006	12,110,702
Microsemi Corp. (a)	30,259	1,869,704
Monolithic Power Systems, Inc.	10,354	1,233,368
NVE Corp.	1,285	107,709
NVIDIA Corp.	157,106	38,616,655
ON Semiconductor Corp. (a)	110,305	2,728,946
Power Integrations, Inc.	7,732	577,580
Qorvo, Inc. (a)	33,226	2,384,630
QUALCOMM, Inc.	386,449	26,375,144
Rambus, Inc. (a)	28,979	366,005
Semtech Corp. (a)	17,592	629,794
Silicon Laboratories, Inc. (a)	11,101	1,067,916
Skyworks Solutions, Inc.	48,057	4,671,621
SMART Global Holdings, Inc. (a)	2,582	93,649
SunPower Corp. (a)	16,608	131,701
Synaptics, Inc. (a)	9,033	391,490
Texas Instruments, Inc.	259,322	28,439,844
Xilinx, Inc.	65,230	4,763,095

		247,178,574

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		286,065,722

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	42

Common Stocks – continued
	Shares	Value
SOFTWARE – 22.6%
Application Software – 6.5%
8x8, Inc. (a)	23,986	$424,552
ACI Worldwide, Inc. (a)	30,953	725,538
Adobe Systems, Inc. (a)	129,214	25,811,789
ANSYS, Inc. (a)	22,207	3,589,762
Aspen Technology, Inc. (a)	19,114	1,480,379
Autodesk, Inc. (a)	52,031	6,015,824
Blackbaud, Inc.	12,577	1,205,128
Blackline, Inc. (a)	6,140	204,032
Bottomline Technologies de, Inc. (a)	10,712	390,988
BroadSoft, Inc. (a)	7,957	436,839
Cadence Design Systems, Inc. (a)	73,250	3,285,995
Callidus Software, Inc. (a)	17,774	638,975
CDK Global, Inc.	33,016	2,353,711
Citrix Systems, Inc. (a)	39,707	3,683,221
Ebix, Inc.	5,404	443,668
Ellie Mae, Inc. (a)	9,059	847,016
Everbridge, Inc. (a)	5,915	190,936
Fair Isaac Corp.	7,990	1,379,553
Glu Mobile, Inc. (a)	28,421	106,295
Guidewire Software, Inc. (a)	19,602	1,557,379
HubSpot, Inc. (a)	8,646	839,094
Intuit, Inc.	63,770	10,706,983
Manhattan Associates, Inc. (a)	18,036	952,662
MicroStrategy, Inc. Class A (a)	2,543	350,247
MobileIron, Inc. (a)	10,646	47,907
Monotype Imaging Holdings, Inc.	11,140	266,803
Nuance Communications, Inc. (a)	75,270	1,340,559
Paycom Software, Inc. (a)	12,406	1,136,886
Paylocity Holding Corp. (a)	7,328	383,181
Pegasystems, Inc.	10,365	527,060
PROS Holdings, Inc. (a)	7,156	207,810
PTC, Inc. (a)	30,331	2,204,457
QAD, Inc. Class A	2,730	117,663
RealPage, Inc. (a)	15,037	748,091
RingCentral, Inc. Class A (a)	15,084	819,061
Salesforce.com, Inc. (a)	178,858	20,373,715
Splunk, Inc. (a)	36,199	3,343,702
SS&C Technologies Holdings, Inc.	45,778	2,301,718
Synchronoss Technologies, Inc. (a)	11,713	94,173
Synopsys, Inc. (a)	39,438	3,652,353
The Ultimate Software Group, Inc. (a)	7,410	1,725,715
Tyler Technologies, Inc. (a)	9,282	1,870,416
Verint Systems, Inc. (a)	16,462	687,289
Workday, Inc. Class A (a)	35,068	4,204,303
Workiva, Inc. (a)	5,974	133,220
Zendesk, Inc. (a)	26,355	1,015,195

		114,821,843

Home Entertainment Software – 1.6%
Activision Blizzard, Inc.	187,726	13,916,128
Electronic Arts, Inc. (a)	80,898	10,270,810

	Shares	Value
Take-Two Interactive Software, Inc. (a)	27,730	$3,512,559
Zynga, Inc. Class A (a)	204,994	733,879

		28,433,376

Systems Software – 14.5%
A10 Networks, Inc. (a)	14,031	86,010
Barracuda Networks, Inc. (a)	9,471	260,926
CA, Inc.	82,691	2,964,472
CommVault Systems, Inc. (a)	11,381	607,176
Dell Technologies, Inc. Class V (a)	53,285	3,820,534
FireEye, Inc. (a)	42,928	647,354
Fortinet, Inc. (a)	39,058	1,798,230
Imperva, Inc. (a)	7,348	321,475
Microsoft Corp.	1,916,277	182,065,478
Oracle Corp.	812,547	41,919,300
Progress Software Corp.	11,309	563,527
Proofpoint, Inc. (a)	11,682	1,191,798
Qualys, Inc. (a)	8,413	525,813
Rapid7, Inc. (a)	3,860	92,563
Red Hat, Inc. (a)	46,435	6,100,630
ServiceNow, Inc. (a)	44,487	6,622,780
Symantec Corp.	160,829	4,379,374
Tableau Software, Inc. Class A (a)	16,440	1,262,756
TiVo Corp.	31,801	443,624
Varonis Systems, Inc. (a)	3,856	209,381
VASCO Data Security International, Inc. (a)	7,815	112,536
VMware, Inc. Class A (a)	18,629	2,306,084

		258,301,821

TOTAL SOFTWARE		401,557,040

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 14.9%
Technology Hardware, Storage & Peripherals – 14.9%
3D Systems Corp. (a)	28,426	291,082
Apple, Inc.	1,352,716	226,485,240
Cray, Inc. (a)	10,455	253,534
Diebold Nixdorf, Inc.	17,712	326,786
Electronics For Imaging, Inc. (a)	12,010	351,172
Hewlett Packard Enterprise Co.	425,731	6,981,989
HP, Inc.	440,430	10,270,828
NCR Corp. (a)	31,747	1,190,830
NetApp, Inc.	70,546	4,338,579
Pure Storage, Inc. Class A (a)	20,508	413,031
Seagate Technology PLC	75,353	4,159,486
Super Micro Computer, Inc. (a)	10,055	229,505
Western Digital Corp.	77,299	6,878,065
Xerox Corp.	56,791	1,938,277

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		264,108,404

TOTAL COMMON STOCKS (Cost $1,376,347,638)		1,774,536,825

See accompanying notes which are an integral part of the financial statements.

43	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Investments (Unaudited) – continued

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.17% (b) (Cost $853,756)	853,756	$853,756

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $1,377,201,394)		1,775,390,581

NET OTHER ASSETS (LIABILITIES) – 0.0%		181,119

NET ASSETS – 100.0%		$1,775,571,700

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	44

Fidelity MSCI Materials Index ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 66.4%
Commodity Chemicals – 6.7%
AdvanSix, Inc. (a)	11,492	$453,474
Cabot Corp.	23,349	1,579,326
Calgon Carbon Corp.	19,100	407,785
Hawkins, Inc.	3,615	127,610
Koppers Holdings, Inc. (a)	7,760	355,408
Kronos Worldwide, Inc.	8,729	239,611
LyondellBasell Industries N.V. Class A	126,369	15,144,061
Olin Corp.	62,474	2,329,031
Tredegar Corp.	9,331	171,224
Trinseo S.A.	16,429	1,354,571
Tronox Ltd. Class A	33,061	648,987
Valvoline, Inc.	76,051	1,874,657

		24,685,745

Diversified Chemicals – 21.1%
DowDuPont, Inc.	876,386	66,237,254
Eastman Chemical Co.	54,406	5,395,987
Huntsman Corp.	76,661	2,650,171
The Chemours Co.	69,430	3,583,976

		77,867,388

Fertilizers & Agricultural Chemicals – 9.1%
AgroFresh Solutions, Inc. (a)	8,534	64,346
American Vanguard Corp.	10,108	213,784
CF Industries Holdings, Inc.	87,611	3,718,211
FMC Corp.	50,367	4,600,018
Monsanto Co.	165,014	20,098,705
The Mosaic Co.	125,265	3,419,735
The Scotts Miracle-Gro Co.	16,440	1,484,039

		33,598,838

Industrial Gases – 8.5%
Air Products & Chemicals, Inc.	81,866	13,783,778
Praxair, Inc.	107,448	17,351,778

		31,135,556

Specialty Chemicals – 21.0%
A Schulman, Inc. Class A	11,108	433,212
Albemarle Corp.	41,504	4,631,431
Ashland Global Holdings, Inc.	23,456	1,702,671
Axalta Coating Systems Ltd. (a)	82,256	2,591,064
Balchem Corp.	11,988	947,052
Celanese Corp. Class A	51,667	5,588,303
Chase Corp.	2,822	317,052
Ecolab, Inc.	97,825	13,468,546
Ferro Corp. (a)	29,836	701,743
FutureFuel Corp.	9,904	132,714
GCP Applied Technologies, Inc. (a)	26,856	896,990
HB Fuller Co.	19,011	985,720
Ingevity Corp. (a)	15,817	1,147,523
Innophos Holdings, Inc.	7,325	338,928
Innospec, Inc.	9,055	650,149
International Flavors & Fragrances, Inc.	29,657	4,457,447

	Shares	Value
KMG Chemicals, Inc.	4,742	$288,076
Kraton Corp. (a)	11,746	590,354
Minerals Technologies, Inc.	13,160	988,974
NewMarket Corp.	3,577	1,422,179
OMNOVA Solutions, Inc. (a)	16,905	185,955
Platform Specialty Products Corp. (a)	86,072	1,007,903
PolyOne Corp.	30,684	1,333,527
PPG Industries, Inc.	96,338	11,438,211
Quaker Chemical Corp.	5,002	769,808
Rayonier Advanced Materials, Inc.	19,464	368,259
RPM International, Inc.	50,184	2,619,605
Sensient Technologies Corp.	16,456	1,182,363
Stepan Co.	7,633	598,580
The Sherwin-Williams Co.	31,579	13,171,917
Venator Materials PLC (a)	19,961	451,518
WR Grace & Co.	25,646	1,893,188

		77,300,962

TOTAL CHEMICALS		244,588,489

CONSTRUCTION MATERIALS – 4.3%
Construction Materials – 4.3%
Eagle Materials, Inc.	18,212	2,040,655
Martin Marietta Materials, Inc.	23,604	5,385,725
Summit Materials, Inc. Class A (a)	40,998	1,309,886
United States Lime & Minerals, Inc.	835	64,086
US Concrete, Inc. (a)	5,713	444,757
Vulcan Materials Co.	49,679	6,726,536

TOTAL CONSTRUCTION MATERIALS		15,971,645

CONTAINERS & PACKAGING – 13.2%
Metal & Glass Containers – 4.3%
Aptargroup, Inc.	23,539	2,057,779
Ball Corp.	125,500	4,804,140
Berry Plastics Group, Inc. (a)	48,993	2,899,896
Crown Holdings, Inc. (a)	50,677	2,941,800
Greif, Inc. Class A	9,679	572,222
Greif, Inc. Class B	1,650	105,023
Myers Industries, Inc.	9,081	190,701
Owens-Illinois, Inc. (a)	58,061	1,348,176
Silgan Holdings, Inc.	28,986	866,392

		15,786,129

Paper Packaging – 8.9%
Avery Dennison Corp.	33,213	4,074,571
Bemis Co., Inc.	34,079	1,592,852
Graphic Packaging Holding Co.	116,294	1,878,148
International Paper Co.	147,341	9,261,855
Packaging Corp. of America	35,436	4,451,825
Sealed Air Corp.	71,385	3,380,080
Sonoco Products Co.	37,308	2,026,198
WestRock Co.	95,380	6,355,169

		33,020,698

TOTAL CONTAINERS & PACKAGING		48,806,827

See accompanying notes which are an integral part of the financial statements.

45	Semiannual Report

Fidelity MSCI Materials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
METALS & MINING – 14.0%
Aluminum – 1.3%
Alcoa Corp. (a)	69,250	$3,602,385
Century Aluminum Co. (a)	19,702	438,370
Kaiser Aluminum Corp.	6,352	700,244

		4,740,999

Copper – 2.7%
Freeport-McMoRan, Inc. (a)	516,441	10,070,599

Diversified Metals & Mining – 0.4%
Compass Minerals International, Inc.	12,728	927,871
Materion Corp.	7,520	373,744

		1,301,615

Gold – 2.9%
McEwen Mining, Inc. (a)	99,293	218,445
Newmont Mining Corp.	200,303	8,114,274
Royal Gold, Inc.	24,528	2,182,992

		10,515,711

Silver – 0.3%
Coeur Mining, Inc. (a)	68,265	548,851
Hecla Mining Co.	150,094	576,361

		1,125,212

Steel – 6.4%
AK Steel Holding Corp. (a)	118,407	599,139
Allegheny Technologies, Inc. (a)	47,247	1,273,779
Carpenter Technology Corp.	17,586	903,920
Cleveland-Cliffs, Inc. (a)	105,894	725,374
Commercial Metals Co.	43,562	1,047,231
Haynes International, Inc.	4,710	168,618
Nucor Corp.	119,979	8,033,794
Reliance Steel & Aluminum Co.	27,366	2,396,988
Ryerson Holding Corp. (a)	6,309	63,090
Schnitzer Steel Industries, Inc. Class A	10,115	345,933
Steel Dynamics, Inc.	90,089	4,090,041
SunCoke Energy, Inc. (a)	21,775	241,703
TimkenSteel Corp. (a)	14,205	229,979
United States Steel Corp.	65,714	2,458,361
Warrior Met Coal, Inc.	13,054	365,120
Worthington Industries, Inc.	17,790	831,860

		23,774,930

TOTAL METALS & MINING		51,529,066

	Shares	Value
PAPER & FOREST PRODUCTS – 2.0%
Forest Products – 0.7%
Boise Cascade Co. (a)	14,481	$643,680
Deltic Timber Corp.	4,111	388,572
Louisiana-Pacific Corp. (a)	54,347	1,609,215

		2,641,467

Paper Products – 1.3%
Clearwater Paper Corp. (a)	6,160	289,828
Domtar Corp.	23,518	1,207,885
KapStone Paper and Packaging Corp.	32,724	1,133,559
Mercer International, Inc.	17,107	251,473
Neenah Paper, Inc.	6,307	570,784
PH Glatfelter Co.	16,409	383,314
Resolute Forest Products, Inc. (a)	21,966	252,609
Schweitzer-Mauduit International, Inc.	11,497	520,584

		4,610,036

TOTAL PAPER & FOREST PRODUCTS		7,251,503

TOTAL COMMON STOCKS (Cost $319,928,809)		368,147,530

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.17% (b) (Cost $369,174)	369,174	369,174

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $320,297,983)		368,516,704

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(90,183)

NET ASSETS – 100.0%		$368,426,521

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	46

Fidelity MSCI Real Estate Index ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.2%
Diversified REIT’s – 5.8%
Alexander & Baldwin, Inc.	27,474	$728,610
American Assets Trust, Inc.	14,734	519,521
Armada Hoffler Properties, Inc.	19,552	281,353
Colony NorthStar, Inc. Class A	211,552	1,899,737
Empire State Realty Trust, Inc. Class A	55,095	1,077,107
Forest City Realty Trust, Inc. Class A	86,263	2,024,593
Gladstone Commercial Corp.	11,842	224,998
Global Net Lease, Inc.	27,675	507,559
Gramercy Property Trust	62,129	1,568,136
Investors Real Estate Trust	49,440	280,325
iStar, Inc. (a)	28,218	297,700
Lexington Realty Trust	89,425	806,613
Liberty Property Trust	59,491	2,463,522
One Liberty Properties, Inc.	6,308	154,167
PS Business Parks, Inc.	8,364	1,021,328
Select Income REIT	27,766	620,848
Spirit Realty Capital, Inc.	186,901	1,526,981
STORE Capital Corp.	69,162	1,695,161
VEREIT, Inc.	393,379	2,832,329
Washington Real Estate Investment Trust	31,495	902,647
WP Carey, Inc.	43,160	2,797,200

		24,230,435

Health Care REIT’s – 8.7%
CareTrust REIT, Inc.	31,449	499,725
Community Healthcare Trust, Inc.	7,798	207,739
HCP, Inc.	189,327	4,558,994
Healthcare Realty Trust, Inc.	50,071	1,495,621
Healthcare Trust of America, Inc. Class A	81,523	2,250,850
LTC Properties, Inc.	16,333	669,326
Medical Properties Trust, Inc.	147,118	1,924,303
National Health Investors, Inc.	16,780	1,183,493
New Senior Investment Group, Inc.	34,621	265,197
Omega Healthcare Investors, Inc.	79,715	2,155,494
Physicians Realty Trust	72,796	1,186,575
Quality Care Properties, Inc. (a)	38,791	523,678
Sabra Health Care REIT, Inc.	71,914	1,301,643
Senior Housing Properties Trust	56,249	974,795
Universal Health Realty Income Trust	5,519	367,289
Ventas, Inc.	143,714	8,043,673
Welltower, Inc.	148,843	8,926,115

		36,534,510

Hotel & Resort REIT’s – 5.5%
Apple Hospitality REIT, Inc.	85,703	1,670,352
Ashford Hospitality Prime, Inc.	11,515	103,865
Ashford Hospitality Trust, Inc.	43,044	277,203
Chatham Lodging Trust	18,856	422,374
Chesapeake Lodging Trust	24,809	679,022
DiamondRock Hospitality Co.	82,370	968,671
Hersha Hospitality Trust	17,525	325,089
Hospitality Properties Trust	35,511	1,008,868

	Shares	Value
Host Hotels & Resorts, Inc.	298,677	$6,200,535
LaSalle Hotel Properties	46,439	1,418,247
MGM Growth Properties LLC	28,483	799,233
Park Hotels & Resorts, Inc.	65,458	1,892,391
Pebblebrook Hotel Trust	27,940	1,089,660
RLJ Lodging Trust	70,675	1,634,006
Ryman Hospitality Properties, Inc.	18,868	1,444,345
Summit Hotel Properties, Inc.	43,278	670,376
Sunstone Hotel Investors, Inc.	91,915	1,548,768
Xenia Hotels & Resorts, Inc.	43,880	974,136

		23,127,141

Industrial REIT’s – 6.2%
DCT Industrial Trust, Inc.	37,787	2,236,613
Duke Realty Corp.	143,693	3,794,932
EastGroup Properties, Inc.	13,980	1,213,604
First Industrial Realty Trust, Inc.	48,869	1,508,097
Monmouth Real Estate Investment Corp. Class A	27,625	472,111
Prologis, Inc.	214,554	13,969,611
Rexford Industrial Realty, Inc.	29,179	866,324
STAG Industrial, Inc.	37,777	956,514
Terreno Realty Corp.	21,531	766,504

		25,784,310

Office REIT’s – 10.4%
Alexandria Real Estate Equities, Inc.	37,802	4,902,919
Boston Properties, Inc.	62,266	7,702,927
Brandywine Realty Trust	71,838	1,288,774
Columbia Property Trust, Inc.	49,104	1,074,887
Corporate Office Properties Trust	40,862	1,115,533
Cousins Properties, Inc.	171,501	1,543,509
Douglas Emmett, Inc.	62,328	2,410,224
Easterly Government Properties, Inc.	16,238	338,237
Equity Commonwealth (a)	50,685	1,515,988
Franklin Street Properties Corp.	42,242	428,334
Government Properties Income Trust	16,775	287,859
Highwoods Properties, Inc.	41,916	2,006,938
Hudson Pacific Properties, Inc.	62,753	2,006,213
JBG SMITH	38,711	1,306,496
Kilroy Realty Corp.	39,762	2,835,826
Mack-Cali Realty Corp.	35,169	705,842
New York REIT, Inc.	73,050	147,561
NorthStar Realty Europe Corp.	22,178	264,584
Paramount Group, Inc.	82,895	1,245,912
Piedmont Office Realty Trust, Inc. Class A	59,601	1,163,411
SL Green Realty Corp.	39,951	4,015,874
Tier REIT, Inc.	20,126	390,646
Vornado Realty Trust	68,832	4,933,878

		43,632,372

Residential REIT’s – 12.9%
Altisource Residential Corp.	22,548	248,253
American Campus Communities, Inc.	55,359	2,129,107
American Homes 4 Rent Class A	95,038	1,975,840

See accompanying notes which are an integral part of the financial statements.

47	Semiannual Report

Fidelity MSCI Real Estate Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REIT’s – continued
Apartment Investment & Management Co. Class A	63,483	$2,656,129
AvalonBay Communities, Inc.	55,714	9,493,666
Camden Property Trust	37,412	3,238,383
Education Realty Trust, Inc.	30,027	991,792
Equity Lifestyle Properties, Inc.	33,407	2,883,692
Equity Residential	148,192	9,130,109
Essex Property Trust, Inc.	26,638	6,206,121
Independence Realty Trust, Inc.	34,503	317,083
Invitation Homes, Inc.	125,700	2,826,993
Mid-America Apartment Communities, Inc.	45,881	4,375,671
NexPoint Residential Trust, Inc.	7,739	205,161
Preferred Apartment Communities, Inc.	13,866	231,146
Sun Communities, Inc.	32,034	2,845,900
UDR, Inc.	108,070	3,947,797
UMH Properties, Inc.	13,070	174,877

		53,877,720

Retail REIT’s – 15.2%
Acadia Realty Trust	33,967	834,229
Agree Realty Corp.	11,686	562,564
Alexander’s, Inc.	969	352,096
Brixmor Property Group, Inc.	123,230	2,000,023
CBL & Associates Properties, Inc.	70,253	390,607
Cedar Realty Trust, Inc.	38,798	198,258
DDR Corp.	126,640	1,028,317
Federal Realty Investment Trust	29,179	3,524,823
Getty Realty Corp.	13,947	365,969
GGP, Inc.	249,152	5,737,971
Kimco Realty Corp.	172,061	2,737,490
Kite Realty Group Trust	34,372	579,512
National Retail Properties, Inc.	60,351	2,394,728
Pennsylvania Real Estate Investment Trust	29,365	327,713
Ramco-Gershenson Properties Trust	33,021	436,538
Realty Income Corp.	110,615	5,883,612
Regency Centers Corp.	61,845	3,890,669
Retail Opportunity Investments Corp.	45,152	829,442
Retail Properties of America, Inc. Class A	94,423	1,137,797
Saul Centers, Inc.	5,464	299,045
Seritage Growth Properties, Class A	10,612	437,214
Simon Property Group, Inc.	125,388	20,484,638
Tanger Factory Outlet Centers, Inc.	38,824	977,588
Taubman Centers, Inc.	24,562	1,514,247
The Macerich Co.	48,581	3,136,875
Urban Edge Properties	46,686	1,091,519
Urstadt Biddle Properties, Inc. Class A	12,497	242,692
Washington Prime Group, Inc.	76,789	505,272
Weingarten Realty Investors	49,820	1,472,181
Whitestone REIT	16,552	217,493

		63,591,122

Specialized REIT’s – 31.5%
American Tower Corp.	173,124	25,570,415
CatchMark Timber Trust, Inc. Class A	18,147	238,996
CoreCivic, Inc.	48,428	1,124,014

	Shares	Value
CoreSite Realty Corp.	13,847	$1,499,907
Crown Castle International Corp.	163,894	18,482,326
CubeSmart	72,835	2,005,148
CyrusOne, Inc.	35,276	2,035,072
Digital Realty Trust, Inc.	82,742	9,262,967
EPR Properties	29,786	1,759,161
Equinix, Inc.	31,445	14,313,450
Extra Space Storage, Inc.	50,872	4,246,795
Four Corners Property Trust, Inc.	25,150	593,540
Gaming and Leisure Properties, Inc.	81,602	2,973,577
InfraREIT, Inc.	18,307	347,467
Iron Mountain, Inc.	107,014	3,748,700
Lamar Advertising Co. Class A	33,813	2,434,536
Life Storage, Inc.	18,996	1,578,568
National Storage Affiliates Trust	20,358	516,482
Outfront Media, Inc.	56,750	1,271,200
Potlatch Corp.	16,717	884,329
Public Storage	63,181	12,368,313
QTS Realty Trust, Inc. Class A	19,923	992,165
Rayonier, Inc.	52,689	1,710,285
SBA Communications Corp. (a)	48,565	8,474,592
The Geo Group, Inc.	50,814	1,145,856
Uniti Group, Inc.	67,502	1,068,557
Weyerhaeuser Co.	303,784	11,404,051

		132,050,469

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		402,828,079

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.7%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC (a)	14,568	201,038
Tejon Ranch Co. (a)	9,441	205,908
The RMR Group, Inc. Class A	2,623	169,839
The St Joe Co. (a)	20,277	381,208

		957,993

Real Estate Development – 0.5%
Forestar Group, Inc. (a)	4,780	116,632
The Howard Hughes Corp. (a)	16,572	2,087,409

		2,204,041

Real Estate Operating Companies – 0.2%
Kennedy-Wilson Holdings, Inc.	55,854	991,409

Real Estate Services – 2.8%
Altisource Portfolio Solutions S.A. (a)	5,736	160,608
CBRE Group, Inc. Class A (a)	122,755	5,608,676
HFF, Inc. Class A	15,247	750,305
Jones Lang LaSalle, Inc.	18,317	2,863,863
Marcus & Millichap, Inc. (a)	7,272	237,431
RE/MAX Holdings, Inc. Class A	7,369	363,660
Realogy Holdings Corp.	55,132	1,516,681

		11,501,224

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		15,654,667

TOTAL COMMON STOCKS (Cost $431,825,063)		418,482,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	48

Money Market Funds – 0.0%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.17% (b) (Cost $228,762)	228,762	$228,762

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $432,053,825)		418,711,508

NET OTHER ASSETS (LIABILITIES) – 0.1%		255,341

NET ASSETS – 100.0%		$418,966,849

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

49	Semiannual Report

Fidelity MSCI Telecommunication Services Index ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 83.2%
Alternative Carriers – 23.3%
CenturyLink, Inc.	337,150	$6,004,641
Cogent Communications Holdings, Inc.	57,979	2,614,853
Globalstar, Inc. (a)	1,521,509	1,597,584
Iridium Communications, Inc. (a)	225,715	2,866,581
ORBCOMM, Inc. (a)	243,700	2,800,113
pdvWireless, Inc. (a)	81,724	2,811,306
Straight Path Communications, Inc. (a)	17,347	3,165,827
Vonage Holdings Corp. (a)	341,219	3,818,241
Zayo Group Holdings, Inc. (a)	106,113	3,894,347

		29,573,493

Integrated Telecommunication Services – 59.9%
AT&T, Inc.	782,853	29,317,845
ATN International, Inc.	40,399	2,398,085
Cincinnati Bell, Inc. (a)	118,523	2,044,522
Consolidated Communications Holdings, Inc.	169,196	2,106,490
Frontier Communications Corp.	290,765	2,381,365
General Communication, Inc. Class A (a)	72,247	3,029,317
IDT Corp. Class B (a)	149,270	1,622,565
Verizon Communications, Inc.	579,687	31,343,676
Windstream Holding, Inc.	976,339	1,610,959

		75,854,824

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		105,428,317

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 16.7%
Wireless Telecommunication Services – 16.7%
Boingo Wireless, Inc. (a)	123,869	$3,003,823
Shenandoah Telecommunications Co.	75,403	2,563,702
Spok Holdings, Inc.	115,044	1,794,686
Sprint Corp. (a)	543,826	2,898,593
Telephone & Data Systems, Inc.	102,554	2,813,056
T-Mobile US, Inc. (a)	89,104	5,800,671
United States Cellular Corp. (a)	60,315	2,193,657

TOTAL WIRELESS TELECOMMUNICATION SERVICES		21,068,188

TOTAL COMMON STOCKS (Cost $120,948,598)		126,496,505

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.17% (b) (Cost $14,382)	14,382	14,382

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $120,962,980)		126,510,887

NET OTHER ASSETS (LIABILITIES) – 0.1%		157,005

NET ASSETS – 100.0%		$126,667,892

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	50

Fidelity MSCI Utilities Index ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ELECTRIC UTILITIES – 56.2%
Electric Utilities – 56.2%
ALLETE, Inc.	17,992	$1,303,340
Alliant Energy Corp.	81,486	3,239,069
American Electric Power Co., Inc.	173,448	11,929,753
Duke Energy Corp.	246,836	19,376,626
Edison International	114,898	7,184,572
El Paso Electric Co.	14,299	746,408
Entergy Corp.	63,307	4,981,628
Eversource Energy	111,748	7,050,181
Exelon Corp.	338,573	13,038,446
FirstEnergy Corp.	156,684	5,154,904
Great Plains Energy, Inc.	76,088	2,367,859
Hawaiian Electric Industries, Inc.	38,409	1,310,131
IDACORP, Inc.	17,764	1,532,678
MGE Energy, Inc.	12,219	730,696
NextEra Energy, Inc.	165,476	26,214,708
OGE Energy Corp.	70,470	2,269,134
Otter Tail Corp.	12,548	534,545
PG&E Corp.	180,846	7,673,296
Pinnacle West Capital Corp.	39,366	3,147,312
PNM Resources, Inc.	28,071	1,069,505
Portland General Electric Co.	31,384	1,329,112
PPL Corp.	241,866	7,708,269
Spark Energy, Inc. Class A	4,169	41,273
The Southern Co.	352,465	15,899,696
Westar Energy, Inc.	50,124	2,589,406
Xcel Energy, Inc.	179,062	8,172,390

TOTAL ELECTRIC UTILITIES		156,594,937

GAS UTILITIES – 5.6%
Gas Utilities – 5.6%
Atmos Energy Corp.	37,407	3,101,040
Chesapeake Utilities Corp.	5,468	401,898
National Fuel Gas Co.	27,125	1,512,219
New Jersey Resources Corp.	30,489	1,182,973
Northwest Natural Gas Co.	10,105	579,522
ONE Gas, Inc.	18,424	1,304,972
South Jersey Industries, Inc.	28,030	825,203
Southwest Gas Holdings, Inc.	16,774	1,234,231
Spire, Inc.	17,004	1,130,766
UGI Corp.	61,153	2,798,973
WGL Holdings, Inc.	18,050	1,520,171

TOTAL GAS UTILITIES		15,591,968

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.7%
Independent Power Producers & Energy Traders – 3.8%
AES Corp.	232,914	2,692,486
Calpine Corp. (a)	127,272	1,920,534
Dynegy, Inc. (a)	43,985	550,692

	Shares	Value
NRG Energy, Inc.	111,616	$2,903,132
NRG Yield, Inc. Class A	12,188	229,500
NRG Yield, Inc. Class C	22,459	424,475
Vistra Energy Corp. (a)	90,413	1,763,054

		10,483,873

Renewable Electricity – 0.9%
8Point3 Energy Partners LP	9,900	145,035
NextEra Energy Partners LP	19,119	858,634
Ormat Technologies, Inc.	13,191	924,425
Pattern Energy Group, Inc.	28,638	590,516
TerraForm Power, Inc. Class A	12,974	141,417

		2,660,027

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		13,143,900

MULTI-UTILITIES – 29.9%
Multi-Utilities – 29.9%
Ameren Corp.	85,564	4,845,489
Avista Corp.	22,697	1,143,021
Black Hills Corp.	18,842	1,046,673
CenterPoint Energy, Inc.	144,401	4,069,220
CMS Energy Corp.	99,453	4,450,522
Consolidated Edison, Inc.	109,257	8,779,892
Dominion Energy, Inc.	226,607	17,321,839
DTE Energy Co.	63,265	6,683,315
MDU Resources Group, Inc.	65,485	1,734,043
NiSource, Inc.	114,941	2,836,744
NorthWestern Corp.	17,086	928,453
Public Service Enterprise Group, Inc.	178,400	9,253,608
SCANA Corp.	47,913	1,947,184
Sempra Energy	84,117	9,002,201
Unitil Corp.	4,971	219,768
Vectren Corp.	29,287	1,775,671
WEC Energy Group, Inc.	111,286	7,155,690

TOTAL MULTI-UTILITIES		83,193,333

WATER UTILITIES – 3.5%
Water Utilities – 3.5%
American States Water Co.	12,918	713,332
American Water Works Co., Inc.	62,870	5,228,898
Aqua America, Inc.	62,676	2,269,498
AquaVenture Holdings Ltd. (a)	5,592	85,054
California Water Service Group	16,926	688,888
Connecticut Water Service, Inc.	4,086	216,762
Middlesex Water Co.	5,759	216,884
SJW Group	5,425	324,632
The York Water Co.	4,529	143,343

TOTAL WATER UTILITIES		9,887,291

TOTAL COMMON STOCKS (Cost $283,441,260)		278,411,429

See accompanying notes which are an integral part of the financial statements.

51	Semiannual Report

Fidelity MSCI Utilities Index ETF

Investments (Unaudited) – continued

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.17% (b) (Cost $136,749)	136,749	$136,749

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $283,578,009)		278,548,178

NET OTHER ASSETS (LIABILITIES) – 0.0%		93,666

NET ASSETS – 100.0%		$278,641,844

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	52

[THIS PAGE INTENTIONALLY LEFT BLANK]

53	Semiannual Report

Financial Statements

Statements of Assets and Liabilities
January 31, 2018 (Unaudited)
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$480,228,882	$360,144,135	$581,273,106	$1,516,639,167
Cash	—	—	—	—
Receivable for investments sold	192,696	6,274,372	15,261	—
Receivable for fund shares sold	17,056	—	3,759	27,395
Dividends receivable	243,507	535,072	319,347	686,898
Interest receivable	342	230	467	1,058

Total assets	480,682,483	366,953,809	581,611,940	1,517,354,518

Liabilities
Payable for investments purchased	—	6,361,378	—	—
Payable for fund shares redeemed	—	—	—	—
Accrued management fees	29,494	24,262	39,942	95,344

Total liabilities	29,494	6,385,640	39,942	95,344

Net Assets	$480,652,989	$360,568,169	$581,571,998	$1,517,259,174

Net Assets consist of:
Paid in capital	415,338,731	334,527,762	622,468,464	1,264,948,919
Undistributed net investment income	310,725	547,776	66,346	1,365,928
Accumulated undistributed net realized gain (loss) on investments	(2,398,779)	(386,219)	(42,427,368)	5,189,957
Net unrealized appreciation (depreciation) on investments	67,402,312	25,878,850	1,464,556	245,754,370

Net Assets	$480,652,989	$360,568,169	$581,571,998	$1,517,259,174

Shares outstanding	11,350,000	10,350,000	28,150,000	35,250,000

Net Asset Value, offering price and redemption price per share	$42.35	$34.84	$20.66	$43.04

Investments at cost	$412,826,570	$334,265,285	$579,808,550	$1,270,884,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	54

Statements of Assets and Liabilities
January 31, 2018 (Unaudited)
	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$1,150,218,993	$594,279,578	$1,775,390,581	$368,516,704
Cash	—	—	929	—
Receivable for investments sold	—	—	—	—
Receivable for fund shares sold	3,003	5,054	15,340	1,931
Dividends receivable	597,360	243,086	274,957	116,253
Interest receivable	768	392	1,150	268

Total assets	1,150,820,124	594,528,110	1,775,682,957	368,635,156

Liabilities
Payable for investments purchased	—	—	—	185,063
Payable for fund shares redeemed	—	—	—	—
Accrued management fees	73,254	36,874	111,257	23,572

Total liabilities	73,254	36,874	111,257	208,635

Net Assets	$1,150,746,870	$594,491,236	$1,775,571,700	$368,426,521

Net Assets consist of:
Paid in capital	993,930,614	501,800,365	1,377,724,630	321,376,603
Undistributed net investment income	557,214	379,987	619,675	104,170
Accumulated undistributed net realized gain (loss) on investments	(5,314,534)	(303,515)	(961,792)	(1,272,973)
Net unrealized appreciation (depreciation) on investments	161,573,576	92,614,399	398,189,187	48,218,721

Net Assets	$1,150,746,870	$594,491,236	$1,775,571,700	$368,426,521

Shares outstanding	26,950,000	14,650,000	33,050,000	10,150,000

Net Asset Value, offering price and redemption price per share	$42.70	$40.58	$53.72	$36.30

Investments at cost	$988,645,417	$501,665,179	$1,377,201,394	$320,297,983

See accompanying notes which are an integral part of the financial statements.

55	Semiannual Report

Financial Statements – continued

Statements of Assets and Liabilities
January 31, 2018 (Unaudited)
	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$418,711,508	$126,510,887	$278,548,178
Cash	—	—	—
Receivable for investments sold	—	1,003,490	—
Receivable for fund shares sold	20,121	—	6,049
Dividends receivable	264,811	792,748	109,030
Interest receivable	261	58	151

Total assets	418,996,701	128,307,183	278,663,408

Liabilities
Payable for investments purchased	—	1,630,585	—
Payable for fund shares redeemed	—	—	1,240
Accrued management fees	29,852	8,706	20,324

Total liabilities	29,852	1,639,291	21,564

Net Assets	$418,966,849	$126,667,892	$278,641,844

Net Assets consist of:
Paid in capital	431,175,309	124,673,659	281,888,051
Undistributed net investment income	1,007,562	597,869	81,972
Accumulated undistributed net realized gain (loss) on investments	126,295	(4,151,543)	1,701,652
Net unrealized appreciation (depreciation) on investments	(13,342,317)	5,547,907	(5,029,831)

Net Assets	$418,966,849	$126,667,892	$278,641,844

Shares outstanding	17,450,000	4,050,000	8,350,000

Net Asset Value, offering price and redemption price per share	$24.01	$31.28	$33.37

Investments at cost	$432,053,825	$120,962,980	$283,578,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	56

Statements of Operations
For the six months ended January 31, 2018 (Unaudited)
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF
Investment Income
Dividends	$1,949,748	$4,130,417	$6,026,231	$10,641,739
Interest	1,160	1,065	1,643	4,418

Total income	1,950,908	4,131,482	6,027,874	10,646,157

Expenses
Management fees	130,834	127,644	188,945	434,366
Independent trustees’ compensation	3,268	3,354	4,794	10,684

Total expenses	134,102	130,998	193,739	445,050

Net investment income (loss)	1,816,806	4,000,484	5,834,135	10,201,107

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(1,232,634)	(2,896,646)	(5,277,864)	(1,753,377)
Net realized gain (loss) on In-kind redemptions	4,292,180	5,223,514	2,288,886	9,572,385

Total net realized gain (loss)	3,059,546	2,326,868	(2,988,978)	7,819,008

Change in net unrealized appreciation (depreciation) on investment securities	53,450,488	11,576,897	60,728,268	157,759,787

Net gain (loss)	56,510,034	13,903,765	57,739,290	165,578,795

Net increase (decrease) in net assets resulting from operations	$58,326,840	$17,904,249	$63,573,425	$175,779,902

See accompanying notes which are an integral part of the financial statements.

57	Semiannual Report

Financial Statements – continued

Statements of Operations
For the six months ended January 31, 2018 (Unaudited)
	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF
Investment Income
Dividends	$6,269,481	$3,704,040	$7,060,022	$1,944,944
Interest	3,268	1,383	3,947	856

Total income	6,272,749	3,705,423	7,063,969	1,945,800

Expenses
Management fees	365,435	167,006	510,817	109,357
Independent trustees’ compensation	9,305	4,127	12,416	2,671

Total expenses	374,740	171,133	523,233	112,028

Net investment income (loss)	5,898,009	3,534,290	6,540,736	1,833,772

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(370,267)	(1,159,980)	(757,632)	(936,980)
Net realized gain (loss) on In-kind redemptions	6,333,212	3,927,880	3,893,339	2,820,060

Total net realized gain (loss)	5,962,945	2,767,900	3,135,707	1,883,080

Change in net unrealized appreciation (depreciation) on investment securities	90,797,018	58,505,410	234,889,700	34,352,600

Net gain (loss)	96,759,963	61,273,310	238,025,407	36,235,680

Net increase (decrease) in net assets resulting from operations	$102,657,972	$64,807,600	$244,566,143	$38,069,452

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	58

Statements of Operations
For the six months ended January 31, 2018 (Unaudited)
	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$8,416,211	$2,194,333	$4,888,163
Interest	1,450	727	1,009

Total income	8,417,661	2,195,060	4,889,172

Expenses
Management fees	169,355	47,605	123,878
Independent trustees’ compensation	4,394	1,262	3,303

Total expenses	173,749	48,867	127,181

Net investment income (loss)	8,243,912	2,146,193	4,761,991

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,829,809)	(4,557,826)	(1,088,417)
Net realized gain (loss) on In-kind redemptions	5,498,993	1,192,046	5,273,675

Total net realized gain (loss)	2,669,184	(3,365,780)	4,185,258

Change in net unrealized appreciation (depreciation) on investment securities	(14,200,306)	3,513,643	(17,498,550)

Net gain (loss)	(11,531,122)	147,863	(13,313,292)

Net increase (decrease) in net assets resulting from operations	$(3,287,210)	$2,294,056	$(8,551,301)

See accompanying notes which are an integral part of the financial statements.

59	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Discretionary Index ETF		Fidelity MSCI Consumer Staples Index ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,816,806	$3,848,009	$4,000,484	$7,048,950
Net realized gain (loss)	3,059,546	7,695,708	2,326,868	6,765,695
Change in net unrealized appreciation (depreciation)	53,450,488	21,371,316	11,576,897	(6,178,834)

Net increase (decrease) in net assets resulting from operations	58,326,840	32,915,033	17,904,249	7,635,811

Distributions to shareholders from net investment income	(1,538,600)	(3,848,250)	(3,950,450)	(6,993,800)
Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(1,538,600)	(3,848,250)	(3,950,450)	(6,993,800)

Share transactions
Proceeds from sales of shares	148,439,993	83,406,456	81,210,783	96,862,800
Cost of shares redeemed	(18,488,518)	(80,881,472)	(46,945,812)	(70,659,144)

Net increase (decrease) in net assets resulting from share transactions	129,951,475	2,524,984	34,264,971	26,203,656

Total increase (decrease) in net assets	186,739,715	31,591,767	48,218,770	26,845,667

Net Assets
Beginning of period	293,913,274	262,321,507	312,349,399	285,503,732

End of period	$480,652,989	$293,913,274	$360,568,169	$312,349,399

Undistributed net investment income included in net assets at end of period	$310,725	$32,519	$547,776	$497,742

Other Information
Shares
Sold	3,700,000	2,450,000	2,400,000	2,950,000
Redeemed	(500,000)	(2,500,000)	(1,450,000)	(2,250,000)

Net increase (decrease)	3,200,000	(50,000)	950,000	700,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	60

Statements of Changes in Net Assets
	Fidelity MSCI Energy Index ETF		Fidelity MSCI Financials Index ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,834,135	$13,376,474	$10,201,107	$10,527,246
Net realized gain (loss)	(2,988,978)	506,295	7,819,008	10,553,143
Change in net unrealized appreciation (depreciation)	60,728,268	(22,293,670)	157,759,787	98,050,134

Net increase (decrease) in net assets resulting from operations	63,573,425	(8,410,901)	175,779,902	119,130,523

Distributions to shareholders from net investment income	(8,138,000)	(11,177,800)	(9,374,050)	(10,082,500)
Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(8,138,000)	(11,177,800)	(9,374,050)	(10,082,500)

Share transactions
Proceeds from sales of shares	115,853,890	100,894,324	468,381,744	633,770,202
Cost of shares redeemed	(21,027,889)	(80,034,201)	(39,207,005)	(58,629,543)

Net increase (decrease) in net assets resulting from share transactions	94,826,001	20,860,123	429,174,739	575,140,659

Total increase (decrease) in net assets	150,261,426	1,271,422	595,580,591	684,188,682

Net Assets
Beginning of period	431,310,572	430,039,150	921,678,583	237,489,901

End of period	$581,571,998	$431,310,572	$1,517,259,174	$921,678,583

Undistributed net investment income included in net assets at end of period	$66,346	$2,370,211	$1,365,928	$538,871

Other Information
Shares
Sold	5,850,000	5,000,000	11,350,000	18,400,000
Redeemed	(1,150,000)	(4,150,000)	(1,050,000)	(1,750,000)

Net increase (decrease)	4,700,000	850,000	10,300,000	16,650,000

See accompanying notes which are an integral part of the financial statements.

61	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Health Care Index ETF		Fidelity MSCI Industrials Index ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,898,009	$9,526,479	$3,534,290	$4,909,658
Net realized gain (loss)	5,962,945	4,319,169	2,767,900	3,255,111
Change in net unrealized appreciation (depreciation)	90,797,018	49,461,351	58,505,410	33,201,447

Net increase (decrease) in net assets resulting from operations	102,657,972	63,306,999	64,807,600	41,366,216

Distributions to shareholders from net investment income	(6,420,600)	(9,330,050)	(3,498,600)	(4,608,750)
Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(6,420,600)	(9,330,050)	(3,498,600)	(4,608,750)

Share transactions
Proceeds from sales of shares	259,418,026	186,872,274	193,109,945	187,006,431
Cost of shares redeemed	(23,618,250)	(64,263,827)	(14,513,216)	(27,227,864)

Net increase (decrease) in net assets resulting from share transactions	235,799,776	122,608,447	178,596,729	159,778,567

Total increase (decrease) in net assets	332,037,148	176,585,396	239,905,729	196,536,033

Net Assets
Beginning of period	818,709,722	642,124,326	354,585,507	158,049,474

End of period	$1,150,746,870	$818,709,722	$594,491,236	$354,585,507

Undistributed net investment income included in net assets at end of period	$557,214	$1,079,805	$379,987	$344,297

Other Information
Shares
Sold	6,250,000	5,200,000	4,900,000	5,750,000
Redeemed	(600,000)	(1,900,000)	(400,000)	(850,000)

Net increase (decrease)	5,650,000	3,300,000	4,500,000	4,900,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	62

Statements of Changes in Net Assets
	Fidelity MSCI Information Technology Index ETF		Fidelity MSCI Materials Index ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,540,736	$8,133,539	$1,833,772	$3,326,002
Net realized gain (loss)	3,135,707	15,864,162	1,883,080	6,467,884
Change in net unrealized appreciation (depreciation)	234,889,700	149,979,218	34,352,600	14,449,014

Net increase (decrease) in net assets resulting from operations	244,566,143	173,976,919	38,069,452	24,242,900

Distributions to shareholders from net investment income	(6,472,150)	(7,809,700)	(2,046,900)	(3,068,600)
Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(6,472,150)	(7,809,700)	(2,046,900)	(3,068,600)

Share transactions
Proceeds from sales of shares	537,250,680	468,154,978	133,597,618	122,309,405
Cost of shares redeemed	(9,816,457)	(55,670,081)	(13,124,956)	(54,877,050)

Net increase (decrease) in net assets resulting from share transactions	527,434,223	412,484,897	120,472,662	67,432,355

Total increase (decrease) in net assets	765,528,216	578,652,116	156,495,214	88,606,655

Net Assets
Beginning of period	1,010,043,484	431,391,368	211,931,307	123,324,652

End of period	$1,775,571,700	$1,010,043,484	$368,426,521	$211,931,307

Undistributed net investment income included in net assets at end of period	$619,675	$551,089	$104,170	$317,298

Other Information
Shares
Sold	10,550,000	11,750,000	3,850,000	4,150,000
Redeemed	(200,000)	(1,400,000)	(400,000)	(1,900,000)

Net increase (decrease)	10,350,000	10,350,000	3,450,000	2,250,000

See accompanying notes which are an integral part of the financial statements.

63	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Real Estate Index ETF		Fidelity MSCI Telecommunication Services Index ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,243,912	$7,007,601	$2,146,193	$3,462,027
Net realized gain (loss)	2,669,184	2,459,698	(3,365,780)	18,645,027
Change in net unrealized appreciation (depreciation)	(14,200,306)	(12,304,082)	3,513,643	(21,103,848)

Net increase (decrease) in net assets resulting from operations	(3,287,210)	(2,836,783)	2,294,056	1,003,206

Distributions to shareholders from net investment income	(7,236,350)	(8,640,100)	(1,937,000)	(3,777,050)
Distributions to shareholders from net realized gain	—	—	(4,815,000)	—

Total distributions	(7,236,350)	(8,640,100)	(6,752,000)	(3,777,050)

Share transactions
Proceeds from sales of shares	100,510,706	322,848,347	21,770,626	33,716,266
Cost of shares redeemed	(63,557,829)	(102,228,174)	(6,462,796)	(90,063,955)

Net increase (decrease) in net assets resulting from share transactions	36,952,877	220,620,173	15,307,830	(56,347,689)

Total increase (decrease) in net assets	26,429,317	209,143,290	10,849,886	(59,121,533)

Net Assets
Beginning of period	392,537,532	183,394,242	115,818,006	174,939,539

End of period	$418,966,849	$392,537,532	$126,667,892	$115,818,006

Undistributed net investment income included in net assets at end of period	$1,007,562	$—	$597,869	$388,676

Other Information
Shares
Sold	4,100,000	13,300,000	700,000	1,050,000
Redeemed	(2,650,000)	(4,400,000)	(200,000)	(2,950,000)

Net increase (decrease)	1,450,000	8,900,000	500,000	(1,900,000)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	64

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,761,991	$7,762,323
Net realized gain (loss)	4,185,258	10,999,543
Change in net unrealized appreciation (depreciation)	(17,498,550)	(8,322,969)

Net increase (decrease) in net assets resulting from operations	(8,551,301)	10,438,897

Distributions to shareholders from net investment income	(4,692,250)	(7,784,150)
Distributions to shareholders from net realized gain	—	—

Total distributions	(4,692,250)	(7,784,150)

Share transactions
Proceeds from sales of shares	71,826,586	125,186,565
Cost of shares redeemed	(57,090,185)	(134,361,663)

Net increase (decrease) in net assets resulting from share transactions	14,736,401	(9,175,098)

Total increase (decrease) in net assets	1,492,850	(6,520,351)

Net Assets
Beginning of period	277,148,994	283,669,345

End of period	$278,641,844	$277,148,994

Undistributed net investment income included in net assets at end of period	$81,972	$12,231

Other Information
Shares
Sold	2,050,000	3,750,000
Redeemed	(1,700,000)	(4,200,000)

Net increase (decrease)	350,000	(450,000)

See accompanying notes which are an integral part of the financial statements.

65	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2018 (Unaudited)		Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$36.06		$31.99	$32.06	$26.58	$25.17

Income from Investment Operations
Net investment income (loss)B	0.21		0.50	0.43	0.37	0.25
Net realized and unrealized gain (loss)	6.26		4.07	(0.06)	5.43	1.38

Total from investment operations	6.47		4.57	0.37	5.80	1.63

Distributions from net investment income	(0.18)		(0.50)	(0.44)	(0.32)	(0.22)

Total distributions	(0.18)		(0.50)	(0.44)	(0.32)	(0.22)

Net asset value, end of period	$42.35		$36.06	$31.99	$32.06	$26.58

Total ReturnC	18.02%		14.41%	1.25%	21.93%	6.47%
Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.12%	.12%	.12	%E
Net investment income (loss)	1.13	%E	1.49%	1.41%	1.25%	1.20	%E
Supplemental Data
Net assets, end of period (000 omitted)	$480,653		$293,913	$262,322	$299,794	$75,741
Portfolio turnover rateF,G	2	%H	7%	5%	8%	5	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	66

Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Six months ended January 31, 2018 (Unaudited)		Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$33.23		$32.82	$30.31	$26.16	$25.00

Income from Investment Operations
Net investment income (loss)B	0.43		0.83	0.75	0.77	0.52
Net realized and unrealized gain (loss)	1.60		0.40	2.56	4.16	1.09

Total from investment operations	2.03		1.23	3.31	4.93	1.61

Distributions from net investment income	(0.42)		(0.82)	(0.80)	(0.78)	(0.45)

Total distributions	(0.42)		(0.82)	(0.80)	(0.78)	(0.45)

Net asset value, end of period	$34.84		$33.23	$32.82	$30.31	$26.16

Total ReturnC	6.15%		3.82%	11.18%	19.00%	6.42%
Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.12%	.12%	.12	%E
Net investment income (loss)	2.55	%E	2.56%	2.45%	2.63%	2.51	%E
Supplemental Data
Net assets, end of period (000 omitted)	$360,568		$312,349	$285,504	$204,596	$73,244
Portfolio turnover rateF,G	12	%H	11%	10%	10%	3	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

67	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2018 (Unaudited)		Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$18.39		$19.03	$19.72	$27.97	$24.98

Income from Investment Operations
Net investment income (loss)B	0.24		0.57	0.50	0.57	0.38
Net realized and unrealized gain (loss)	2.37		(0.73)	(0.69)	(8.31)	2.89

Total from investment operations	2.61		(0.16)	(0.19)	(7.74)	3.27

Distributions from net investment income	(0.34)		(0.48)	(0.50)	(0.51)	(0.28)

Total distributions	(0.34)		(0.48)	(0.50)	(0.51)	(0.28)

Net asset value, end of period	$20.66		$18.39	$19.03	$19.72	$27.97

Total ReturnC	14.42%		(0.96)%	(0.75)%	(27.95)%	13.16%
Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.12%	.12%	.12	%E
Net investment income (loss)	2.52	%E	2.91%	2.74%	2.47%	1.76	%E
Supplemental Data
Net assets, end of period (000 omitted)	$581,572		$431,311	$430,039	$256,399	$145,425
Portfolio turnover rateF,G	2	%H	10%	19%	8%	4	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	68

Financial Highlights
	Fidelity MSCI Financials Index ETF
	Six months ended January 31, 2018 (Unaudited)		Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$36.94		$28.61	$29.78	$26.61	$25.00

Income from Investment Operations
Net investment income (loss)B	0.38		0.61	0.63	0.58	0.41
Net realized and unrealized gain (loss)	6.08		8.28	(1.11)	3.15	1.56

Total from investment operations	6.46		8.89	(0.48)	3.73	1.97

Distributions from net investment income	(0.36)		(0.56)	(0.69)	(0.56)	(0.36)

Total distributions	(0.36)		(0.56)	(0.69)	(0.56)	(0.36)

Net asset value, end of period	$43.04		$36.94	$28.61	$29.78	$26.61

Total ReturnC	17.60%		31.31%	(1.49)%	14.08%	7.89%
Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.12%	.12%	.12	%E
Net investment income (loss)	1.93	%E	1.77%	2.29%	2.01%	1.97	%E
Supplemental Data
Net assets, end of period (000 omitted)	$1,517,259		$921,679	$237,490	$344,012	$126,397
Portfolio turnover rateF,G	2	%H	18%	8%	7%	6	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

69	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2018 (Unaudited)		Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015		Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$38.44		$35.67	$37.16	$29.05		$24.97

Income from Investment Operations
Net investment income (loss)B	0.26		0.51	0.44	0.80	C	0.30
Net realized and unrealized gain (loss)	4.29		2.76	(1.49)	7.99		3.99

Total from investment operations	4.55		3.27	(1.05)	8.79		4.29

Distributions from net investment income	(0.29)		(0.50)	(0.44)	(0.68)		(0.21)

Total distributions	(0.29)		(0.50)	(0.44)	(0.68)		(0.21)

Net asset value, end of period	$42.70		$38.44	$35.67	$37.16		$29.05

Total ReturnD	11.89%		9.30%	(2.73)%	30.40%		17.23%
Ratios to Average Net AssetsE
Expense before reductions	.08	%F	.08%	.12%	.12%		.12	%F
Expenses net of fee waivers, if any	.08	%F	.08%	.12%	.12%		.12	%F
Expenses net of all reductions	.08	%F	.08%	.12%	.12%		.12	%F
Net investment income (loss)	1.32	%F	1.45%	1.30%	2.31	%C	1.36	%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,150,747		$818,710	$642,124	$800,713		$187,382
Portfolio turnover rateG,H	2	%I	4%	9%	10%		4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	70

Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Six months ended January 31, 2018 (Unaudited)		Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$34.93		$30.10	$28.05	$26.85	$25.20

Income from Investment Operations
Net investment income (loss)B	0.32		0.61	0.54	0.48	0.35
Net realized and unrealized gain (loss)	5.67		4.79	2.04	1.19	1.61

Total from investment operations	5.99		5.40	2.58	1.67	1.96

Distributions from net investment income	(0.34)		(0.57)	(0.53)	(0.47)	(0.31)

Total distributions	(0.34)		(0.57)	(0.53)	(0.47)	(0.31)

Net asset value, end of period	$40.58		$34.93	$30.10	$28.05	$26.85

Total ReturnC	17.23%		18.08%	9.41%	6.18%	7.75%
Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.12%	.12%	.12	%E
Net investment income (loss)	1.73	%E	1.85%	1.94%	1.69%	1.65	%E
Supplemental Data
Net assets, end of period (000 omitted)	$594,491		$354,586	$158,049	$143,034	$100,706
Portfolio turnover rateF,G	2	%H	5%	11%	6%	4	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

71	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2018 (Unaudited)		Year ended July 31, 2017	Year ended July 31, 2016		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$44.50		$34.93	$32.69		$29.29	$25.18

Income from Investment Operations
Net investment income (loss)B	0.26		0.48	0.46		0.39	0.25
Net realized and unrealized gain (loss)	9.22		9.54	2.24	C	3.40	4.06

Total from investment operations	9.48		10.02	2.70		3.79	4.31

Distributions from net investment income	(0.26)		(0.45)	(0.46)		(0.39)	(0.20)

Total distributions	(0.26)		(0.45)	(0.46)		(0.39)	(0.20)

Net asset value, end of period	$53.72		$44.50	$34.93		$32.69	$29.29

Total ReturnD	21.39%		28.86%	8.41	%C	12.98%	17.14%
Ratios to Average Net AssetsE
Expense before reductions	.08	%F	.08%	.12%		.12%	.12	%F
Expenses net of fee waivers, if any	.08	%F	.08%	.12%		.12%	.12	%F
Expenses net of all reductions	.08	%F	.08%	.12%		.12%	.12	%F
Net investment income (loss)	1.05	%F	1.19%	1.42%		1.23%	1.14	%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,775,572		$1,010,043	$431,391		$423,372	$181,611
Portfolio turnover rateG,H	2	%I	6%	5%		6%	4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Amount includes a reimbursement from the investment advisor for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 8.38%.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	72

Financial Highlights
	Fidelity MSCI Materials Index ETF
	Six months ended January 31, 2018 (Unaudited)		Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$31.63		$27.71	$25.91	$27.66	$24.95

Income from Investment Operations
Net investment income (loss)B	0.23		0.57	0.50	0.50	0.35
Net realized and unrealized gain (loss)	4.71		3.87	1.83	(1.75)	2.67

Total from investment operations	4.94		4.44	2.33	(1.25)	3.02

Distributions from net investment income	(0.27)		(0.52)	(0.53)	(0.50)	(0.31)

Total distributions	(0.27)		(0.52)	(0.53)	(0.50)	(0.31)

Net asset value, end of period	$36.30		$31.63	$27.71	$25.91	$27.66

Total ReturnC	15.67%		16.17%	9.28%	(4.65)%	12.15%
Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.11%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.11%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.11%	.12%	.12	%E
Net investment income (loss)	1.38	%E	1.93%	2.00%	1.81%	1.64	%E
Supplemental Data
Net assets, end of period (000 omitted)	$368,427		$211,931	$123,325	$123,052	$94,042
Portfolio turnover rateF,G	2	%H	7%	9%	7%	5	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

73	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2018 (Unaudited)		Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$24.53		$25.83	$22.55	$24.28

Income from Investment Operations
Net investment income (loss)B	0.49		0.68	0.83	0.38
Net realized and unrealized gain (loss)	(0.59)		(1.12)	3.37	(1.70)

Total from investment operations	(0.10)		(0.44)	4.20	(1.32)

Distributions from net investment income	(0.42)		(0.86)	(0.92)	(0.38)
Return of capital	—		—	—	(0.03)

Total distributions	(0.42)		(0.86)	(0.92)	(0.41)

Net asset value, end of period	$24.01		$24.53	$25.83	$22.55

Total ReturnC	(0.47)%		(1.53)%	19.29%	(5.50)%
Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.11%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.11%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.11%	.12	%E
Net investment income (loss)	3.99	%E	2.85%	3.55%	3.33	%E
Supplemental Data
Net assets, end of period (000 omitted)	$418,967		$392,538	$183,394	$25,936
Portfolio turnover rateF,G	3	%H	17%	10%	10	%H

A	For the period from February 2, 2015 (commencement of operations) to July 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	74

Financial Highlights
	Fidelity MSCI Telecommunication Services Index ETF
	Six months ended January 31, 2018 (Unaudited)		Year ended July 31, 2017		Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$32.62		$32.10		$26.86	$26.98	$25.26

Income from Investment Operations
Net investment income (loss)B	0.58		0.80		0.78	0.78	0.72
Net realized and unrealized gain (loss)	(0.10	)C	0.62	C	5.11	(0.09)	1.42

Total from investment operations	0.48		1.42		5.89	0.69	2.14

Distributions from net investment income	(0.54)		(0.90)		(0.65)	(0.81)	(0.42)
Distributions from net realized gain	(1.28)		—		—	—	—

Total distributions	(1.82)		(0.90)		(0.65)	(0.81)	(0.42)

Net asset value, end of period	$31.28		$32.62		$32.10	$26.86	$26.98

Total ReturnD	1.57%		4.58%		22.36%	2.56%	8.57%
Ratios to Average Net AssetsE
Expense before reductions	.08	%F	.08%		.12%	.12%	.12	%F
Expenses net of fee waivers, if any	.08	%F	.08%		.12%	.12%	.12	%F
Expenses net of all reductions	.08	%F	.08%		.12%	.12%	.12	%F
Net investment income (loss)	3.65	%F	2.55%		2.74%	2.89%	3.51	%F
Supplemental Data
Net assets, end of period (000 omitted)	$126,668		$115,818		$174,940	$81,908	$67,447
Portfolio turnover rateG,H	13	%I	27%		26%	23%	21	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

75	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2018 (Unaudited)		Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$34.64		$33.57	$28.10	$26.88	$24.99

Income from Investment Operations
Net investment income (loss)B	0.55		1.06	0.98	0.98	0.67
Net realized and unrealized gain (loss)	(1.29)		1.09	5.48	1.47	1.85

Total from investment operations	(0.74)		2.15	6.46	2.45	2.52

Distributions from net investment income	(0.53)		(1.08)	(0.99)	(1.23)	(0.63)

Total distributions	(0.53)		(1.08)	(0.99)	(1.23)	(0.63)

Net asset value, end of period	$33.37		$34.64	$33.57	$28.10	$26.88

Total ReturnC	(2.25)%		6.61%	23.56%	9.13%	10.13%
Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.12%	.12%	.12	%E
Net investment income (loss)	3.13	%E	3.22%	3.25%	3.37%	3.15	%E
Supplemental Data
Net assets, end of period (000 omitted)	$278,642		$277,149	$283,669	$108,176	$120,949
Portfolio turnover rateF,G	3	%H	6%	9%	7%	6	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	76

Notes to Financial Statements

For the period ended January 31, 2018 (Unaudited)

1. Organization.

Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of MSCI Industrials Index ETF, is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the FairValue Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of Investments by input level, as of January 31, 2018, is included at the end of each applicable Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is

77	Semiannual Report

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Consumer Discretionary Index ETF	$413,284,966	$85,392,057	$(18,448,141)	$66,943,916
Fidelity MSCI Consumer Staples Index ETF	337,473,539	32,713,023	(10,042,427)	22,670,596
Fidelity MSCI Energy Index ETF	601,297,875	40,558,251	(60,583,020)	(20,024,769)
Fidelity MSCI Financials Index ETF	1,272,068,629	249,362,131	(4,791,593)	244,570,538
Fidelity MSCI Health Care Index ETF	991,632,725	202,908,171	(44,321,903)	158,586,268
Fidelity MSCI Industrials Index ETF	502,415,950	113,235,582	(21,371,954)	91,863,628
Fidelity MSCI Information Technology Index ETF	1,378,826,039	403,597,724	(7,033,182)	396,564,542
Fidelity MSCI Materials Index ETF	320,875,430	49,506,549	(1,865,275)	47,641,274
Fidelity MSCI Real Estate Index ETF	433,751,386	20,462,164	(35,502,042)	(15,039,878)
Fidelity MSCI Telecommunication Services Index ETF	125,103,008	14,144,911	(12,737,032)	1,407,879
Fidelity MSCI Utilities Index ETF	284,231,634	9,961,576	(15,645,032)	(5,683,456)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity MSCI Consumer Discretionary Index ETF	$(2,377,582)	$(1,814,881)	$(4,192,463)
Fidelity MSCI Consumer Staples Index ETF	(636,052)	(223,896)	(859,948)

Semiannual Report	78

2. Significant Accounting Policies – continued

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity MSCI Energy Index ETF	$(4,966,147)	$(12,572,103)	$(17,538,250)
Fidelity MSCI Financials Index ETF	(1,307,969)	(245,270)	(1,553,239)
Fidelity MSCI Health Care Index ETF	(3,574,216)	(344,831)	(3,919,047)
Fidelity MSCI Industrials Index ETF	(806,853)	(1,702,231)	(2,509,084)
Fidelity MSCI Information Technology Index ETF	(1,517,731)	(1,404,939)	(2,922,670)
Fidelity MSCI Materials Index ETF	(1,109,913)	(940,601)	(2,050,514)
Fidelity MSCI Real Estate Index ETF	(1,160,808)	—	(1,160,808)
Fidelity MSCI Utilities Index ETF	(947,296)	(949,655)	(1,896,951)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2016 to July 31, 2017. Loss deferrals were as follows:

Capital Losses
Fidelity MSCI Consumer Discretionary Index ETF	$(881,798)
Fidelity MSCI Health Care Index ETF	(5,034,904)
Fidelity MSCI Materials Index ETF	(654,977)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity MSCI Consumer Discretionary Index ETF	$6,516,378	$5,821,729
Fidelity MSCI Consumer Staples Index ETF	36,624,213	36,575,649
Fidelity MSCI Energy Index ETF	11,364,332	13,241,066
Fidelity MSCI Financials Index ETF	27,401,056	23,132,747
Fidelity MSCI Health Care Index ETF	25,257,879	21,623,733
Fidelity MSCI Industrials Index ETF	9,518,359	9,450,021
Fidelity MSCI Information Technology Index ETF	26,812,959	25,763,100
Fidelity MSCI Materials Index ETF	4,748,734	4,585,880
Fidelity MSCI Real Estate Index ETF	16,527,575	14,450,870
Fidelity MSCI Telecommunication Services Index ETF	15,979,152	17,735,496
Fidelity MSCI Utilities Index ETF	8,972,059	8,684,828

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity MSCI Consumer Discretionary Index ETF	$147,788,505	$18,404,421
Fidelity MSCI Consumer Staples Index ETF	80,947,681	46,794,413
Fidelity MSCI Energy Index ETF	115,479,743	20,888,511
Fidelity MSCI Financials Index ETF	464,306,798	38,842,676
Fidelity MSCI Health Care Index ETF	258,909,691	23,539,677
Fidelity MSCI Industrials Index ETF	192,624,794	14,471,582
Fidelity MSCI Information Technology Index ETF	536,368,237	9,800,542
Fidelity MSCI Materials Index ETF	133,355,317	13,102,913
Fidelity MSCI Real Estate Index ETF	99,047,850	62,759,406
Fidelity MSCI Telecommunication Services Index ETF	21,334,784	6,332,213
Fidelity MSCI Utilities Index ETF	71,616,568	57,002,013

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (SelectCo) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .084% of each Fund’s average net assets. Under the management contract, SelectCo pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to SelectCo is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

79	Semiannual Report

Notes to Financial Statements – continued

4. Fees and Other Transactions with Affiliates – continued

Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by SelectCo for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with the sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amount shown in the Purchases and Sales of Investments note.

5. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

6. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report	80

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During PeriodB August 1, 2017 to January 31, 2018
Fidelity MSCI Consumer Discretionary Index ETF	0.08%
Actual		$1,000.00	$1,180.20	$0.44
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Consumer Staples Index ETF	0.08%
Actual		$1,000.00	$1,061.50	$0.42
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Energy Index ETF	0.08%
Actual		$1,000.00	$1,144.20	$0.43
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Financials Index ETF	0.08%
Actual		$1,000.00	$1,176.00	$0.44
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Health Care Index ETF	0.08%
Actual		$1,000.00	$1,118.90	$0.43
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Industrials Index ETF	0.08%
Actual		$1,000.00	$1,172.30	$0.44
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Information Technology Index ETF	0.08%
Actual		$1,000.00	$1,213.90	$0.45
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Materials Index ETF	0.08%
Actual		$1,000.00	$1,156.70	$0.43
HypotheticalC		$1,000.00	$1,024.80	$0.41

81	Semiannual Report

Shareholder Expense Example – continued

	Annualized Expense RatioA	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During PeriodB August 1, 2017 to January 31, 2018
Fidelity MSCI Real Estate Index ETF	0.08%
Actual		$1,000.00	$995.30	$0.40
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Telecommunication Services Index ETF	0.08%
Actual		$1,000.00	$1,015.70	$0.41
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Utilities Index ETF	0.08%
Actual		$1,000.00	$977.50	$0.40
HypotheticalC		$1,000.00	$1,024.80	$0.41

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expense are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

C	5% return per year before expenses.

Semiannual Report	82

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sector ETFs

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory and ETF services agreement with respect to each fund (Sub-Advisory Agreement) with BlackRock Fund Advisors (BFA) (together, the Advisory Contracts). SelectCo and BFA are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, FairValuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund’s Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2018 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity and BFA from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing of the Investment Advisers as it relates to the funds, including the backgrounds of investment personnel of the Investment Advisers, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with representatives of BFA and senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation programs of the Investment Advisers and whether these structures provide appropriate incentives to act in the best interests of each fund.

The Trustees also discussed with representatives of SelectCo, at meetings throughout the year, SelectCo’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by BFA with respect to the funds and monitoring and overseeing the performance and investment capabilities of BFA. The Trustees considered that the Board had received from SelectCo periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of BFA.

The Board also considered the nature, extent and quality of services provided by BFA. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by SelectCo, BFA is responsible for, among other things, identifying investments, arranging for execution of portfolio transactions to implement each fund’s investment strategy, and performing certain ETF-related services. In addition, the Trustees noted that BFA is responsible for providing such reporting as may be requested by SelectCo to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers’ investment staffs, including their size, education, experience, and resources, as well as the Investment Advisers’ approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that the Investment Advisers’ analysts have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered the Investment Advisers’ trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

83	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates or agents under the Advisory Contracts and by SelectCo’s affiliates under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with certain of the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board also considered the extent to which each fund has tracked its benchmark index since it commenced operations.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers a fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors, including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; securities lending revenues (if any); and fund cash drag and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and its benchmark index for the most recent one- and three-year periods ended June 30, 2017 (for MSCI Real Estate Index ETF, the most recent one-year period ended June 30, 2017).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ analysis of the competitiveness of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity ETFs are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Semiannual Report	84

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.”The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also considered by the Board.

Fidelity MSCI Consumer Discretionary Index ETF

85	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Semiannual Report	86

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

87	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Semiannual Report	88

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

89	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Telecommunications Index ETF

Fidelity MSCI Utilities Index ETF

The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2017. The Board also noted that, effective July 1, 2016, Fidelity had reduced its management fee rate for each fund from 0.12% to 0.084%.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such

Semiannual Report	90

as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that each fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered each fund’s all-inclusive fee rate. The Board noted that, under the all-inclusive arrangement, SelectCo pays all other expenses of each fund with limited exceptions. The Board considered the other expenses paid by SelectCo, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses.

The Board noted that each fund’s total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2017.

Fees Charged to Other Clients. The Board also considered fee structures applicable to the Investment Advisers’ other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the profitability analysis used by Fidelity. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board reviewed the Investment Advisers’ non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity’s and BFA’s affiliates may benefit from or be related to the funds’ business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of BFA’s relationship with each fund and BFA’s representation that it did not realize any fall-out benefits as a result of its relationship with each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

91	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity’s compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) the impact of proposed changes to contractual expense cap arrangements in place for certain funds; (vii) Fidelity’s long-term expectations for its offerings in the workplace investing channel; (viii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (ix) the presentation of certain fund performance information; (x) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes, including the increased use of omnibus accounts and lower pricing in the retirement channel; (xi) fluctuations in trading expenses; (xii) explanations regarding the relative total expense ratios of certain funds and classes; and (xiii) Fidelity’s expectations regarding the future asset levels of certain funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.

Semiannual Report	92

Proxy Voting Results

A special meeting of shareholders was held on December 8, 2017. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
James C. Curvey
Affirmative	5,373,295,935.29	96.534
Withheld	192,965,565.88	3.466
TOTAL	5,566,261,501.17	100.000

Dennis J. Dirks
Affirmative	5,384,798,777.80	96.740
Withheld	181,462,723.37	3.260
TOTAL	5,566,261,501.17	100.000

Donald F. Donahue
Affirmative	5,377,488,531.57	96.609
Withheld	188,772,969.60	3.391
TOTAL	5,566,261,501.17	100.000

Alan J. Lacy
Affirmative	5,375,762,700.02	96.578
Withheld	190,498,801.15	3.422
TOTAL	5,566,261,501.17	100.000

Ned C. Lautenbach
Affirmative	5,386,790,303.34	96.453
Withheld	197,471,197.83	3.547
TOTAL	5,566,261,501.17	100.000

Joseph Mauriello
Affirmative	5,373,144,912.99	96.531
Withheld	193,116,588.18	3.469
TOTAL	5,566,261,501.17	100.000

Charles S. Morrison
Affirmative	5,387,562,353.92	96.790
Withheld	178,699,147.25	3.210
TOTAL	5,566,261,501.17	100.000

Cornelia M. Small
Affirmative	5,375,640,910.13	96.576
Withheld	190,620,591.04	3.424
TOTAL	5,566,261,501.17	100.000

Garnett A. Smith
Affirmative	5,372,688,014.12	96.523
Withheld	193,573,487.05	3.477
TOTAL	5,566,261,501.17	100.000

David M. Thomas
Affirmative	5,376,226,536.98	96.586
Withheld	190,034,964.19	3.414
TOTAL	5,566,261,501.17	100.000

Michael E. Wiley
Affirmative	5,376,768,165.19	96.596
Withheld	189,493,335.98	3.404
TOTAL	5,566,261,501.17	100.000

PROPOSAL 4

To change Fidelity MSCI Industrials Index ETF from a diversified fund to a non-diversified fund.

	# of Votes	% of Votes
Affirmative	67,288,118.62	18.343
Against	5,272,522.98	1.438
Abstain	2,810,124.31	0.766
Broker Non-Vote	291,468,024.94	79.453
TOTAL	366,838,790.85	100.000

Proposal 1 reflects trust wide proposal and voting results.

Proposal 4 was not approved by shareholders.

93	Semiannual Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report	94

[THIS PAGE INTENTIONALLY LEFT BLANK]

95	Semiannual Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report	96

EXT-SANN-0318 836104.1.0 1.9584798.104	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Fidelity® Dividend ETF for Rising Rates

Fidelity High Dividend ETF

Fidelity Low Volatility Factor ETF

Fidelity Momentum Factor ETF

Fidelity Quality Factor ETF

Fidelity Value Factor ETF

Semiannual Report January 31, 2018

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2018 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Fidelity® Dividend ETF for Rising Rates

Performance

The information provided in the tables below shows you the performance of Fidelity® Dividend ETF For Rising Rates, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Dividend ETF for Rising Rates – NAVA	22.65%	21.33%
Fidelity Dividend ETF for Rising Rates – Market PriceB	22.80%	21.96%
Fidelity Dividend Index for Rising RatesA	23.12%	21.84%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Dividend ETF For Rising Rates and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Dividend ETF for Rising Rates – NAVA	19.51%	18.92%
Fidelity Dividend ETF for Rising Rates – Market PriceB	19.28%	19.49%
Fidelity Dividend Index for Rising RatesA	19.93%	19.40%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
Apple, Inc.	4.4
Microsoft Corp.	3.9
Johnson & Johnson	2.8
AbbVie, Inc.	2.7
JPMorgan Chase & Co.	2.5
Bank of America Corp.	2.2
Wells Fargo & Co.	1.9
Intel Corp.	1.8
Exxon Mobil Corp.	1.8
Amgen, Inc.	1.8

25.8

Top Market Sectors as of January 31, 2018
% of fund’s net assets
Information Technology	23.1
Financials	15.2
Health Care	13.5
Consumer Discretionary	12.5
Industrials	10.3
Consumer Staples	8.1
Energy	6.5
Real Estate	3.1
Materials	2.8
Utilities	2.8

3	Semiannual Report

Fidelity® Dividend ETF for Rising Rates

Asset Allocation as of January 31, 2018

*	Foreign investments – 8.4%

Semiannual Report	4

Fidelity® High Dividend ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® High Dividend ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity High Dividend ETF – NAVA	17.36%	16.29%
Fidelity High Dividend ETF – Market PriceB	17.62%	17.21%
Fidelity High Dividend IndexA	17.72%	16.72%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® High Dividend ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity High Dividend ETF – NAVA	13.81%	14.13%
Fidelity High Dividend ETF – Market PriceB	13.95%	14.92%
Fidelity High Dividend IndexA	14.11%	14.54%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
Apple, Inc.	5.0
Microsoft Corp.	4.6
JPMorgan Chase & Co.	3.2
Bank of America Corp.	2.8
Verizon Communications, Inc.	2.5
Wells Fargo & Co.	2.5
Citigroup, Inc.	2.5
Intel Corp.	2.4
Cisco Systems, Inc.	2.3
AT&T, Inc.	2.3

30.1

Top Market Sectors as of January 31, 2018
% of fund’s net assets
Information Technology	30.6
Financials	22.1
Consumer Discretionary	19.7
Real Estate	8.4
Health Care	6.9
Telecommunication Services	6.1
Industrials	3.9
Consumer Staples	1.9
Energy	0.1

5	Semiannual Report

Fidelity® High Dividend ETF

Asset Allocation as of January 31, 2018

*	Foreign investments – 8.6%

Semiannual Report	6

Fidelity® Low Volatility Factor ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Low Volatility Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Low Volatility Factor ETF – NAVA	24.43%	20.20%
Fidelity Low Volatility Factor ETF – Market PriceB	24.62%	21.03%
Fidelity U.S. Low Volatility Factor IndexA	24.88%	20.62%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Low Volatility Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Low Volatility Factor ETF – NAVA	19.96%	17.43%
Fidelity Low Volatility Factor ETF – Market PriceB	20.44%	18.62%
Fidelity U.S. Low Volatility Factor IndexA	20.38%	17.84%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
Microsoft Corp.	3.7
Alphabet, Inc. Class A	3.6
Berkshire Hathaway, Inc. Class B	2.3
Johnson & Johnson	2.1
Wells Fargo & Co.	1.9
Intel Corp.	1.9
Visa, Inc. Class A	1.8
The Home Depot, Inc.	1.7
UnitedHealth Group, Inc.	1.7
Mastercard, Inc. Class A	1.6

22.3

Top Market Sectors as of January 31, 2018
% of fund’s net assets
Information Technology	24.2
Financials	14.3
Health Care	13.8
Consumer Discretionary	12.6
Industrials	10.7
Consumer Staples	7.7
Energy	5.4
Materials	3.2
Real Estate	3.2
Utilities	2.8

7	Semiannual Report

Fidelity® Low Volatility Factor ETF

Asset Allocation as of January 31, 2018

*	Foreign investments – 5.8%

Semiannual Report	8

Fidelity® Momentum Factor ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Momentum Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Momentum Factor ETF – NAVA	28.35%	23.06%
Fidelity Momentum Factor ETF – Market PriceB	28.49%	23.79%
Fidelity U.S. Momentum Factor IndexA	28.81%	23.50%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Momentum Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Momentum Factor ETF – NAVA	23.72%	18.83%
Fidelity Momentum Factor ETF – Market PriceB	23.93%	19.76%
Fidelity U.S. Momentum Factor IndexA	24.17%	19.25%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
Apple, Inc.	3.8
Microsoft Corp.	3.5
Amazon.com, Inc.	2.8
Facebook, Inc. Class A	2.4
Berkshire Hathaway, Inc. Class B	2.1
JPMorgan Chase & Co.	2.1
UnitedHealth Group, Inc.	1.9
AbbVie, Inc.	1.9
Bank of America Corp.	1.8
Visa, Inc. Class A	1.6

23.9

Top Market Sectors as of January 31, 2018
% of fund’s net assets
Information Technology	24.4
Financials	15.1
Health Care	13.5
Consumer Discretionary	12.8
Industrials	10.7
Consumer Staples	7.1
Energy	5.3
Real Estate	3.3
Materials	3.1
Utilities	2.8

9	Semiannual Report

Fidelity® Momentum Factor ETF

Asset Allocation as of January 31, 2018

*	Foreign investments – 1.4%

Semiannual Report	10

Fidelity® Quality Factor ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Quality Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Quality Factor ETF – NAVA	26.28%	23.65%
Fidelity Quality Factor ETF – Market PriceB	26.22%	24.01%
Fidelity U.S. Quality Factor IndexA	26.72%	24.07%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Quality Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Quality Factor ETF – NAVA	22.81%	20.65%
Fidelity Quality Factor ETF – Market PriceB	23.03%	21.24%
Fidelity U.S. Quality Factor IndexA	23.23%	21.06%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
Apple, Inc.	3.7
Microsoft Corp.	3.4
Alphabet, Inc. Class A	3.2
Facebook, Inc. Class A	2.2
Johnson & Johnson	2.1
AbbVie, Inc.	1.7
Exxon Mobil Corp.	1.6
The Home Depot, Inc.	1.6
Pfizer, Inc.	1.6
Visa, Inc. Class A	1.5

22.6

Top Market Sectors as of January 31, 2018
% of fund’s net assets
Information Technology	23.9
Financials	14.9
Health Care	13.9
Consumer Discretionary	12.2
Industrials	11.2
Consumer Staples	7.2
Energy	5.5
Materials	3.2
Real Estate	3.1
Utilities	2.9

11	Semiannual Report

Fidelity® Quality Factor ETF

Asset Allocation as of January 31, 2018

*	Foreign investments – 2.9%

Semiannual Report	12

Fidelity® Value Factor ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Value Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2018
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Value Factor ETF – NAVA	25.98%	26.57%
Fidelity Value Factor ETF – Market PriceB	25.88%	27.16%
Fidelity U.S. Value Factor IndexA	26.40%	27.01%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Value Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Value Factor ETF – NAVA	21.90%	23.79%
Fidelity Value Factor ETF – Market PriceB	22.48%	24.66%
Fidelity U.S. Value Factor IndexA	22.31%	24.22%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2018
% of fund’s net assets
Apple, Inc.	3.7
Microsoft Corp.	3.3
Alphabet, Inc. Class A	3.2
Facebook, Inc. Class A	2.2
JPMorgan Chase & Co.	2.1
Berkshire Hathaway, Inc. Class B	2.1
Johnson & Johnson	2.1
Bank of America Corp.	1.8
Wells Fargo & Co.	1.7
Exxon Mobil Corp.	1.6

23.8

Top Market Sectors as of January 31, 2018
% of fund’s net assets
Information Technology	23.8
Financials	15.4
Health Care	13.2
Consumer Discretionary	12.1
Industrials	11.3
Consumer Staples	7.4
Energy	5.6
Materials	3.6
Real Estate	3.1
Utilities	2.8

13	Semiannual Report

Fidelity® Value Factor ETF

Asset Allocation as of January 31, 2018

*	Foreign investments – 6.5%

Semiannual Report	14

Fidelity Dividend ETF for Rising Rates

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 12.5%
Automobiles – 1.4%
Ford Motor Co.	142,979	$1,568,480
General Motors Co.	49,744	2,109,643

		3,678,123

Diversified Consumer Services – 0.6%
H&R Block, Inc.	62,394	1,655,937

Hotels, Restaurants & Leisure – 4.0%
Cracker Barrel Old Country Store, Inc. (a)	8,364	1,476,079
Crown Resorts Ltd.	147,301	1,572,710
Las Vegas Sands Corp.	28,498	2,209,165
McDonald’s Corp.	18,604	3,183,888
Yum! Brands, Inc.	23,040	1,948,954

		10,390,796

Leisure Products – 0.3%
Mattel, Inc. (a)	53,148	841,864

Media – 1.2%
Twenty-First Century Fox, Inc. Class A	56,042	2,067,950
Viacom, Inc. Class B	34,375	1,148,812

		3,216,762

Multiline Retail – 2.0%
Kohl’s Corp.	33,763	2,186,829
Macy’s, Inc. (a)	44,751	1,161,288
Target Corp.	25,694	1,932,703

		5,280,820

Specialty Retail – 3.0%
Best Buy Co., Inc.	31,548	2,304,897
L Brands, Inc. (a)	23,912	1,197,752
The Home Depot, Inc.	21,452	4,309,707

		7,812,356

TOTAL CONSUMER DISCRETIONARY		32,876,658

CONSUMER STAPLES – 8.1%
Beverages – 1.2%
PepsiCo, Inc.	27,000	3,248,100

Food & Staples Retailing – 2.1%
Kesko Oyj	28,308	1,650,095
Wal-Mart Stores, Inc.	34,897	3,720,020

		5,370,115

Food Products – 1.2%
General Mills, Inc.	27,431	1,604,439
The Kraft Heinz Co.	20,835	1,633,256

		3,237,695

Household Products – 1.4%
The Procter & Gamble Co.	41,718	3,601,932

Tobacco – 2.2%
Altria Group, Inc.	38,071	2,677,914

	Shares	Value
Philip Morris International, Inc.	28,951	$3,104,416

		5,782,330

TOTAL CONSUMER STAPLES		21,240,172

ENERGY – 6.5%
Oil, Gas & Consumable Fuels – 6.5%
Chevron Corp.	29,145	3,653,326
Exxon Mobil Corp.	55,279	4,825,857
Occidental Petroleum Corp.	24,679	1,850,184
ONEOK, Inc.	23,045	1,356,429
Phillips 66	18,802	1,925,325
The Williams Cos., Inc.	48,823	1,532,554
Valero Energy Corp.	22,314	2,141,474

TOTAL ENERGY		17,285,149

FINANCIALS – 15.2%
Banks – 8.3%
Bank of America Corp.	177,025	5,664,800
Citigroup, Inc.	59,415	4,662,889
JPMorgan Chase & Co.	56,181	6,498,456
Wells Fargo & Co.	76,152	5,009,279

		21,835,424

Capital Markets – 2.0%
CME Group, Inc.	17,705	2,717,363
Lazard Ltd. Class A	41,721	2,443,599

		5,160,962

Insurance – 0.9%
Prudential Financial, Inc.	21,124	2,509,954

Mortgage Real Estate Investment Trust (REITs) – 4.0%
Blackstone Mortgage Trust, Inc. Class A (a)	57,356	1,778,036
Chimera Investment Corp.	98,916	1,680,583
Granite Point Mortgage Trust, Inc.	19,146	330,077
MFA Financial, Inc.	221,553	1,586,319
New Residential Investment Corp.	113,468	1,961,862
Starwood Property Trust, Inc.	79,540	1,621,821
Two Harbors Investment Corp.	100,731	1,485,782

		10,444,480

TOTAL FINANCIALS		39,950,820

HEALTH CARE – 13.5%
Biotechnology – 6.2%
AbbVie, Inc.	64,294	7,215,072
Amgen, Inc.	25,805	4,801,020
Gilead Sciences, Inc.	53,716	4,501,401

		16,517,493

Pharmaceuticals – 7.3%
Bristol-Myers Squibb Co.	74,779	4,681,165
GlaxoSmithKline PLC	151,569	2,821,318
Johnson & Johnson	53,051	7,331,118

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

Fidelity Dividend ETF for Rising Rates

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Merck & Co., Inc.	73,216	$4,338,048

		19,171,649

TOTAL HEALTH CARE		35,689,142

INDUSTRIALS – 10.3%
Aerospace & Defense – 2.7%
Lockheed Martin Corp.	4,965	1,761,830
The Boeing Co.	9,595	3,400,180
United Technologies Corp.	13,387	1,847,540

		7,009,550

Air Freight & Logistics – 0.6%
United Parcel Service, Inc. Class B	12,917	1,644,592

Airlines – 0.9%
Delta Air Lines, Inc.	20,532	1,165,602
easyJet PLC	53,559	1,262,359

		2,427,961

Electrical Equipment – 0.9%
Eaton Corp. PLC	13,460	1,130,236
Emerson Electric Co.	17,044	1,231,088

		2,361,324

Industrial Conglomerates – 2.8%
3M Co.	9,623	2,410,562
General Electric Co.	109,238	1,766,378
Honeywell International, Inc.	12,803	2,044,255
Jardine Matheson Holdings Ltd.	9,886	627,563
Jardine Strategic Holdings Ltd.	16,307	649,019

		7,497,777

Machinery – 1.3%
Cummins, Inc.	5,812	1,092,656
Illinois Tool Works, Inc.	8,000	1,389,360
PACCAR, Inc.	12,739	949,820

		3,431,836

Professional Services – 0.4%
Capita PLC	102,331	265,163
Nielsen Holdings PLC	18,495	691,898

		957,061

Road & Rail – 0.7%
Union Pacific Corp.	14,110	1,883,685

TOTAL INDUSTRIALS		27,213,786

INFORMATION TECHNOLOGY – 23.1%
Communications Equipment – 3.4%
Cisco Systems, Inc.	113,132	4,699,503
Nokia Oyj	409,455	1,975,024
Telefonaktiebolaget LM Ericsson	332,154	2,136,360

		8,810,887

IT Services – 4.3%
CSRA, Inc.	63,547	2,114,844

	Shares	Value
DXC Technology Co.	32,613	$3,246,624
International Business Machines Corp.	19,936	3,263,523
Leidos Holdings, Inc.	41,466	2,761,636

		11,386,627

Semiconductors & Semiconductor Equipment – 3.2%
Intel Corp.	101,146	4,869,168
QUALCOMM, Inc.	52,131	3,557,941

		8,427,109

Software – 4.7%
Microsoft Corp.	108,994	10,355,520
Symantec Corp.	77,236	2,103,136

		12,458,656

Technology Hardware, Storage & Peripherals – 7.5%
Apple, Inc.	68,546	11,476,657
HP, Inc.	146,278	3,411,203
Seagate Technology PLC	46,476	2,565,475
Xerox Corp.	70,975	2,422,377

		19,875,712

TOTAL INFORMATION TECHNOLOGY		60,958,991

MATERIALS – 2.8%
Chemicals – 2.2%
CF Industries Holdings, Inc.	17,961	762,265
DowDuPont, Inc.	20,315	1,535,408
LyondellBasell Industries N.V. Class A	9,273	1,111,276
Nutrien Ltd. (b)	12,081	632,032
Praxair, Inc.	7,523	1,214,889
The Mosaic Co.	21,038	574,338

		5,830,208

Containers & Packaging – 0.4%
International Paper Co.	14,546	914,361

Metals & Mining – 0.2%
Fresnillo PLC	29,750	567,713

TOTAL MATERIALS		7,312,282

REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 3.1%
CoreCivic, Inc.	16,571	384,613
Equity Residential	11,121	685,165
Gaming and Leisure Properties, Inc.	16,197	590,219
HCP, Inc.	19,477	469,006
Hospitality Properties Trust	16,041	455,725
Host Hotels & Resorts, Inc.	32,707	678,997
LaSalle Hotel Properties	16,091	491,419
Omega Healthcare Investors, Inc. (a)	16,058	434,208
RLJ Lodging Trust	20,902	483,254
Senior Housing Properties Trust	26,024	450,996
Spirit Realty Capital, Inc.	47,398	387,242
Sunstone Hotel Investors, Inc.	32,248	543,379
The Geo Group, Inc.	17,226	388,446

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
The Macerich Co.	7,795	$503,323
Welltower, Inc.	10,451	626,747
WP Carey, Inc.	8,300	537,923

TOTAL REAL ESTATE		8,110,662

TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	64,788	2,426,311
CenturyLink, Inc.	10,895	194,040
Frontier Communications Corp. (a)	3,498	28,649
Verizon Communications, Inc.	43,665	2,360,966

TOTAL TELECOMMUNICATION SERVICES		5,009,966

UTILITIES – 2.8%
Electric Utilities – 1.9%
Duke Energy Corp.	13,281	1,042,558
Entergy Corp.	8,816	693,731
Exelon Corp.	23,293	897,013
FirstEnergy Corp.	21,053	692,644
PPL Corp.	21,022	669,971
The Southern Co.	20,005	902,426

		4,898,343

Independent Power and Renewable Electricity Producers – 0.2%
AES Corp.	50,994	589,491

Multi-Utilities – 0.7%
Dominion Energy, Inc.	13,260	1,013,594
Public Service Enterprise Group, Inc.	16,581	860,057

		1,873,651

TOTAL UTILITIES		7,361,485

TOTAL COMMON STOCKS (Cost $236,880,882)		263,009,113

Money Market Funds – 1.9%
	Shares	Value
Fidelity Cash Central Fund, 1.39% (c)	315,675	$315,738
Fidelity Securities Lending Cash Central Fund, 1.40% (c)(d)	4,724,336	4,724,808

TOTAL MONEY MARKET FUNDS (Cost $5,040,637)		5,040,546

TOTAL INVESTMENT PORTFOLIO – 101.7% (Cost $241,921,519)		268,049,659

NET OTHER ASSETS (LIABILITIES) – (1.7%)		(4,501,846)

NET ASSETS – 100.0%		$263,547,813

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,699
Fidelity Securities Lending Cash Central Fund	19,683

Total	$21,382

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity Dividend ETF for Rising Rates

Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$32,876,658	$32,876,658	$—	$—
Consumer Staples	21,240,172	21,240,172	—	—
Energy	17,285,149	17,285,149	—	—
Financials	39,950,820	39,950,820	—	—
Health Care	35,689,142	32,867,824	2,821,318	—
Industrials	27,213,786	27,213,786	—	—
Information Technology	60,958,991	56,847,607	4,111,384	—
Materials	7,312,282	7,312,282	—	—
Real Estate	8,110,662	8,110,662	—	—
Telecommunication Services	5,009,966	5,009,966	—	—
Utilities	7,361,485	7,361,485	—	—
Money Market Funds	5,040,546	5,040,546	—	—

Total Investments in Securities:	$268,049,659	$261,116,957	$6,932,702	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Fidelity High Dividend ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
CONSUMER DISCRETIONARY – 19.7%
Automobiles – 2.2%
Ford Motor Co.	90,484	$992,610
General Motors Co.	31,340	1,329,129

		2,321,739

Diversified Consumer Services – 1.1%
H&R Block, Inc.	43,859	1,164,018

Hotels, Restaurants & Leisure – 6.3%
Cracker Barrel Old Country Store, Inc. (a)	5,903	1,041,761
Crown Resorts Ltd.	105,610	1,127,582
Las Vegas Sands Corp.	19,150	1,484,508
McDonald’s Corp.	10,896	1,864,742
Yum! Brands, Inc.	15,332	1,296,934

		6,815,527

Leisure Products – 0.5%
Mattel, Inc. (a)	36,704	581,391

Media – 1.9%
Twenty-First Century Fox, Inc. Class A	35,450	1,308,105
Viacom, Inc. Class B	23,362	780,758

		2,088,863

Multiline Retail – 3.3%
Kohl’s Corp.	23,613	1,529,414
Macy’s, Inc. (a)	30,867	800,998
Target Corp.	16,668	1,253,767

		3,584,179

Specialty Retail – 4.4%
Best Buy Co., Inc.	21,694	1,584,964
L Brands, Inc. (a)	16,369	819,923
The Home Depot, Inc.	11,798	2,370,218

		4,775,105

TOTAL CONSUMER DISCRETIONARY		21,330,822

CONSUMER STAPLES – 1.9%
Beverages – 0.3%
PepsiCo, Inc.	2,595	312,179

Food & Staples Retailing – 0.5%
Kesko Oyj	2,733	159,309
Wal-Mart Stores, Inc.	3,366	358,815

		518,124

Food Products – 0.3%
General Mills, Inc.	2,650	154,999
The Kraft Heinz Co.	2,003	157,015

		312,014

Household Products – 0.3%
The Procter & Gamble Co.	4,038	348,641

Tobacco – 0.5%
Altria Group, Inc.	3,669	258,077
Philip Morris International, Inc.	2,787	298,850

		556,927

TOTAL CONSUMER STAPLES		2,047,885

	Shares	Value
ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Chevron Corp.	259	$32,466
Exxon Mobil Corp.	528	46,094
Occidental Petroleum Corp.	223	16,718
ONEOK, Inc.	183	10,771
The Williams Cos., Inc.	443	13,906
Valero Energy Corp.	206	19,770

TOTAL ENERGY		139,725

FINANCIALS – 22.1%
Banks – 11.0%
Bank of America Corp.	97,003	3,104,096
Citigroup, Inc.	34,078	2,674,442
JPMorgan Chase & Co.	29,714	3,437,018
Wells Fargo & Co.	41,235	2,712,438

		11,927,994

Capital Markets – 3.2%
CME Group, Inc.	11,601	1,780,521
Lazard Ltd. Class A	29,131	1,706,203

		3,486,724

Insurance – 1.1%
ProAssurance Corp.	22,707	1,242,073

Mortgage Real Estate Investment Trust (REITs) – 6.8%
Blackstone Mortgage Trust, Inc. Class A	40,577	1,257,887
Chimera Investment Corp.	69,940	1,188,281
Granite Point Mortgage Trust, Inc.	13,552	233,637
MFA Financial, Inc.	156,677	1,121,807
New Residential Investment Corp.	79,370	1,372,307
Starwood Property Trust, Inc.	55,924	1,140,291
Two Harbors Investment Corp.	71,123	1,049,064

		7,363,274

TOTAL FINANCIALS		24,020,065

HEALTH CARE – 6.9%
Biotechnology – 3.3%
AbbVie, Inc.	13,833	1,552,339
Amgen, Inc.	5,534	1,029,601
Gilead Sciences, Inc.	11,551	967,974

		3,549,914

Pharmaceuticals – 3.6%
AstraZeneca PLC	11,879	824,560
GlaxoSmithKline PLC	33,012	614,488
Johnson & Johnson	11,269	1,557,263
Merck & Co., Inc.	15,657	927,677

		3,923,988

TOTAL HEALTH CARE		7,473,902

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Fidelity High Dividend ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INDUSTRIALS – 3.9%
Aerospace & Defense – 1.2%
Lockheed Martin Corp.	741	$262,944
Raytheon Co.	1,065	222,521
The Boeing Co.	1,424	504,623
United Technologies Corp.	1,998	275,744

		1,265,832

Air Freight & Logistics – 0.2%
United Parcel Service, Inc. Class B	1,916	243,945

Airlines – 0.3%
Delta Air Lines, Inc.	3,071	174,341
easyJet PLC	7,860	185,256

		359,597

Commercial Services & Supplies – 0.2%
Waste Management, Inc.	1,931	170,758

Electrical Equipment – 0.3%
Eaton Corp. PLC	2,001	168,024
Emerson Electric Co.	2,559	184,837

		352,861

Industrial Conglomerates – 1.0%
3M Co.	1,426	357,213
General Electric Co.	16,498	266,773
Honeywell International, Inc.	1,926	307,524
Jardine Matheson Holdings Ltd.	1,400	88,872
Jardine Strategic Holdings Ltd.	2,200	87,560

		1,107,942

Machinery – 0.3%
Cummins, Inc.	849	159,612
PACCAR, Inc.	1,899	141,589

		301,201

Professional Services – 0.1%
Capita PLC	14,983	38,824
Nielsen Holdings PLC	2,701	101,045

		139,869

Road & Rail – 0.3%
Union Pacific Corp.	2,087	278,615

TOTAL INDUSTRIALS		4,220,620

INFORMATION TECHNOLOGY – 30.6%
Communications Equipment – 4.8%
Cisco Systems, Inc.	61,435	2,552,010
Nokia Oyj	260,531	1,256,683
Telefonaktiebolaget LM Ericsson	211,167	1,358,191

		5,166,884

Electronic Equipment, Instruments & Components – 1.5%
Corning, Inc.	51,528	1,608,704

IT Services – 6.3%
CSRA, Inc.	40,019	1,331,832
DXC Technology Co.	20,503	2,041,074

	Shares	Value
International Business Machines Corp.	10,838	$1,774,181
Leidos Holdings, Inc.	26,137	1,740,724

		6,887,811

Semiconductors & Semiconductor Equipment – 4.3%
Intel Corp.	54,216	2,609,958
QUALCOMM, Inc.	30,046	2,050,640

		4,660,598

Software – 5.8%
Microsoft Corp.	52,731	5,009,972
Symantec Corp.	47,786	1,301,213

		6,311,185

Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	32,308	5,409,328
Seagate Technology PLC	28,931	1,596,991
Xerox Corp.	44,598	1,522,130

		8,528,449

TOTAL INFORMATION TECHNOLOGY		33,163,631

REAL ESTATE – 8.4%
Equity Real Estate Investment Trusts (REITs) – 8.4%
CoreCivic, Inc.	19,819	459,999
Equity Residential	10,775	663,848
Gaming and Leisure Properties, Inc.	18,615	678,331
HCP, Inc.	20,286	488,487
Hospitality Properties Trust	18,675	530,557
LaSalle Hotel Properties	19,319	590,002
Omega Healthcare Investors, Inc. (a)	18,437	498,536
Public Storage	3,241	634,458
Senior Housing Properties Trust	30,569	529,761
Simon Property Group, Inc.	4,398	718,501
Spirit Realty Capital, Inc.	55,879	456,531
Sunstone Hotel Investors, Inc.	38,779	653,426
The Geo Group, Inc.	20,833	469,784
The Macerich Co.	8,680	560,468
Welltower, Inc.	9,984	598,740
WP Carey, Inc. (a)	9,555	619,260

TOTAL REAL ESTATE		9,150,689

TELECOMMUNICATION SERVICES – 6.1%
Diversified Telecommunication Services – 6.1%
AT&T, Inc.	65,511	2,453,387
CenturyLink, Inc.	66,764	1,189,067
Frontier Communications Corp. (a)	32,576	266,797
Verizon Communications, Inc.	50,966	2,755,732

TOTAL TELECOMMUNICATION SERVICES		6,664,983

TOTAL COMMON STOCKS (Cost $99,604,081)		108,212,322

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Money Market Funds – 3.0%
	Shares	Value
Fidelity Cash Central Fund, 1.39% (b)	230,738	$230,784
Fidelity Securities Lending Cash Central Fund, 1.40% (b)(c)	3,096,371	3,096,681

TOTAL MONEY MARKET FUNDS (Cost $3,327,541)		3,327,465

TOTAL INVESTMENT PORTFOLIO – 102.7% (Cost $102,931,622)		111,539,787

NET OTHER ASSETS (LIABILITIES) – (2.7%)		(2,979,630)

NET ASSETS – 100.0%		$108,560,157

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$628
Fidelity Securities Lending Cash Central Fund	29,802

Total	$30,430

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$21,330,822	$21,330,822	$—	$—
Consumer Staples	2,047,885	2,047,885	—	—
Energy	139,725	139,725	—	—
Financials	24,020,065	24,020,065	—	—
Health Care	7,473,902	6,034,854	1,439,048	—
Industrials	4,220,620	4,220,620	—	—
Information Technology	33,163,631	30,548,757	2,614,874	—
Real Estate	9,150,689	9,150,689	—	—
Telecommunication Services	6,664,983	6,664,983	—	—
Money Market Funds	3,327,465	3,327,465	—	—

Total Investments in Securities:	$111,539,787	$107,485,865	$4,053,922	$—

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Fidelity Low Volatility Factor ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 12.6%
Hotels, Restaurants & Leisure – 4.2%
Aramark	8,527	$390,622
Domino’s Pizza, Inc.	1,718	372,548
McDonald’s Corp.	3,670	628,084
Starbucks Corp.	8,601	488,623
Vail Resorts, Inc.	1,594	348,384

		2,228,261

Media – 2.0%
Cable One, Inc.	432	305,005
Comcast Corp. Class A	17,302	735,854

		1,040,859

Multiline Retail – 0.9%
Target Corp.	6,722	505,629

Specialty Retail – 3.6%
AutoZone, Inc. (a)	664	508,252
The Home Depot, Inc.	4,456	895,210
The TJX Companies, Inc.	5,889	473,005

		1,876,467

Textiles, Apparel & Luxury Goods – 1.9%
NIKE, Inc. Class B	7,940	541,667
VF Corp.	5,728	464,770

		1,006,437

TOTAL CONSUMER DISCRETIONARY		6,657,653

CONSUMER STAPLES – 7.7%
Beverages – 2.8%
Dr Pepper Snapple Group, Inc.	2,721	324,751
PepsiCo, Inc.	4,629	556,869
The Coca-Cola Co.	12,147	578,076

		1,459,696

Food & Staples Retailing – 1.7%
Sysco Corp.	5,090	320,008
Wal-Mart Stores, Inc.	5,517	588,112

		908,120

Food Products – 1.1%
General Mills, Inc.	4,954	289,760
McCormick & Co., Inc. (non-vtg.)	2,477	269,423

		559,183

Household Products – 2.1%
Church & Dwight Co., Inc.	4,637	226,518
The Clorox Co.	1,841	260,851
The Procter & Gamble Co.	7,316	631,663

		1,119,032

TOTAL CONSUMER STAPLES		4,046,031

ENERGY – 5.4%
Energy Equipment & Services – 0.8%
Baker Hughes a GE Co.	3,904	125,513
Schlumberger Ltd.	4,296	316,100

		441,613

	Shares	Value
Oil, Gas & Consumable Fuels – 4.6%
Cabot Oil & Gas Corp.	5,328	$140,393
Chevron Corp.	4,673	585,761
Exxon Mobil Corp.	9,594	837,556
Kinder Morgan, Inc.	9,108	163,762
Occidental Petroleum Corp.	3,260	244,402
Phillips 66	2,119	216,986
Valero Energy Corp.	2,453	235,414

		2,424,274

TOTAL ENERGY		2,865,887

FINANCIALS – 14.3%
Banks – 5.0%
M&T Bank Corp.	2,454	468,174
The PNC Financial Services Group, Inc.	3,636	574,561
US Bancorp	9,757	557,515
Wells Fargo & Co.	15,345	1,009,394

		2,609,644

Capital Markets – 1.0%
CME Group, Inc.	3,485	534,878

Diversified Financial Services – 2.3%
Berkshire Hathaway, Inc. Class B (a)	5,667	1,214,891

Insurance – 4.8%
Aflac, Inc.	5,124	451,937
Arch Capital Group Ltd. (a)	3,869	351,847
Chubb Ltd.	3,259	508,893
Everest Re Group Ltd.	1,403	322,409
Marsh & McLennan Cos., Inc.	5,506	459,861
The Progressive Corp.	8,529	461,419

		2,556,366

Mortgage Real Estate Investment Trust (REITs) – 1.2%
MFA Financial, Inc.	41,204	295,021
Starwood Property Trust, Inc.	16,737	341,267

		636,288

TOTAL FINANCIALS		7,552,067

HEALTH CARE – 13.8%
Health Care Equipment & Supplies – 3.2%
Danaher Corp.	5,585	565,649
Intuitive Surgical, Inc. (a)	1,357	585,776
Stryker Corp.	3,038	499,386

		1,650,811

Health Care Providers & Services – 4.8%
Aetna, Inc.	2,894	540,657
Anthem, Inc.	2,377	589,140
Cigna Corp.	2,522	525,459
UnitedHealth Group, Inc.	3,698	875,612

		2,530,868

Pharmaceuticals – 5.8%
Eli Lilly & Co.	6,240	508,248
Johnson & Johnson	7,903	1,092,116

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Merck & Co., Inc.	10,909	$646,358
Pfizer, Inc.	22,250	824,140

		3,070,862

TOTAL HEALTH CARE		7,252,541

INDUSTRIALS – 10.7%
Aerospace & Defense – 2.7%
Lockheed Martin Corp.	1,438	510,274
Northrop Grumman Corp.	1,395	475,039
Raytheon Co.	2,194	458,415

		1,443,728

Commercial Services & Supplies – 1.8%
Republic Services, Inc.	4,841	333,061
Rollins, Inc.	6,634	327,321
Stericycle, Inc. (a)	3,597	271,070

		931,452

Industrial Conglomerates – 2.3%
3M Co.	2,522	631,761
Honeywell International, Inc.	3,512	560,761

		1,192,522

Machinery – 2.1%
Deere & Co.	2,761	459,486
Fortive Corp.	4,860	369,457
The Toro Co.	4,166	273,498

		1,102,441

Professional Services – 0.7%
Verisk Analytics, Inc. (a)	3,739	374,087

Road & Rail – 1.1%
Union Pacific Corp.	4,334	578,589

TOTAL INDUSTRIALS		5,622,819

INFORMATION TECHNOLOGY – 24.2%
Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp. Class A	5,950	551,981

Internet Software & Services – 3.6%
Alphabet, Inc. Class A (a)	1,590	1,879,730

IT Services – 11.7%
Amdocs Ltd.	6,575	449,730
Automatic Data Processing, Inc.	4,590	567,462
Fidelity National Information Services, Inc.	5,253	537,697
Fiserv, Inc. (a)	3,778	532,093
Genpact Ltd.	14,133	479,674
International Business Machines Corp.	4,534	742,216
Jack Henry & Associates, Inc.	4,080	508,613
Mastercard, Inc. Class A	5,031	850,239
Paychex, Inc.	8,037	548,525
Visa, Inc. Class A	7,733	960,671

		6,176,920

	Shares	Value
Semiconductors & Semiconductor Equipment – 1.9%
Intel Corp.	20,563	$989,903

Software – 5.9%
Check Point Software Technologies Ltd. (a)	4,162	430,392
Microsoft Corp.	20,778	1,974,118
Oracle Corp.	14,128	728,864

		3,133,374

TOTAL INFORMATION TECHNOLOGY		12,731,908

MATERIALS – 3.2%
Chemicals – 2.8%
Air Products & Chemicals, Inc.	978	164,666
DowDuPont, Inc.	3,478	262,867
Ecolab, Inc.	1,122	154,477
LyondellBasell Industries N.V. Class A	1,563	187,310
Monsanto Co.	1,537	187,207
NewMarket Corp.	201	79,916
Praxair, Inc.	1,182	190,881
The Scotts Miracle-Gro Co.	934	84,312
The Sherwin-Williams Co.	402	167,678

		1,479,314

Containers & Packaging – 0.4%
Aptargroup, Inc.	1,106	96,687
Ball Corp.	2,684	102,743

		199,430

TOTAL MATERIALS		1,678,744

REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 3.2%
American Campus Communities, Inc.	1,369	52,652
American Tower Corp.	1,209	178,569
AvalonBay Communities, Inc.	555	94,572
Boston Properties, Inc.	726	89,814
Camden Property Trust	761	65,872
Crown Castle International Corp.	1,300	146,601
Digital Realty Trust, Inc.	765	85,642
EPR Properties	892	52,682
Equity Lifestyle Properties, Inc.	760	65,603
Equity Residential	1,495	92,107
Essex Property Trust, Inc.	330	76,883
Federal Realty Investment Trust	535	64,628
Mid-America Apartment Communities, Inc.	728	69,429
Public Storage	551	107,864
Realty Income Corp.	1,456	77,445
Simon Property Group, Inc.	934	152,588
UDR, Inc.	1,882	68,749
Ventas, Inc.	1,485	83,115
Welltower, Inc.	1,430	85,757

TOTAL REAL ESTATE		1,710,572

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Fidelity Low Volatility Factor ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	13,350	$499,958
Verizon Communications, Inc.	9,033	488,414

TOTAL TELECOMMUNICATION SERVICES		988,372

UTILITIES – 2.8%
Electric Utilities – 1.3%
Duke Energy Corp.	2,360	185,260
NextEra Energy, Inc.	1,496	236,996
The Southern Co.	3,713	167,494
Xcel Energy, Inc.	2,805	128,020

		717,770

Multi-Utilities – 1.3%
CMS Energy Corp.	2,393	107,087
Consolidated Edison, Inc.	1,636	131,469
Dominion Energy, Inc.	2,350	179,634
DTE Energy Co.	1,143	120,746
WEC Energy Group, Inc.	1,966	126,414

		665,350

Water Utilities – 0.2%
American Water Works Co., Inc.	1,425	118,517

TOTAL UTILITIES		1,501,637

TOTAL COMMON STOCKS (Cost $47,412,647)		52,608,231

Money Market Funds – 0.1%
	Shares	Value
Fidelity Cash Central Fund, 1.39% (b) (Cost $33,711)	33,705	$33,711

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $47,446,358)		52,641,942

NET OTHER ASSETS (LIABILITIES) – 0.1%		43,354

NET ASSETS – 100.0%		$52,685,296

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$235

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	24

Fidelity Momentum Factor ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CONSUMER DISCRETIONARY – 12.8%
Auto Components – 0.7%
Aptiv PLC	4,259	$404,094
Delphi Technologies PLC	1,413	78,040

		482,134

Automobiles – 0.8%
Tesla Motors, Inc. (a)	1,520	538,551

Diversified Consumer Services – 0.6%
Grand Canyon Education, Inc. (a)	4,144	385,351

Hotels, Restaurants & Leisure – 2.5%
Marriott International, Inc. Class A	3,775	556,209
McDonald’s Corp.	4,129	706,637
Royal Caribbean Cruises Ltd.	3,328	444,454

		1,707,300

Household Durables – 0.6%
NVR, Inc. (a)	117	371,846

Internet & Direct Marketing Retail – 3.9%
Amazon.com, Inc. (a)	1,312	1,903,568
Netflix, Inc. (a)	2,858	772,517

		2,676,085

Media – 2.2%
Charter Communications, Inc. Class A (a)	1,552	585,492
Comcast Corp. Class A	21,785	926,516

		1,512,008

Specialty Retail – 1.5%
The Home Depot, Inc.	5,106	1,025,795

TOTAL CONSUMER DISCRETIONARY		8,699,070

CONSUMER STAPLES – 7.1%
Beverages – 3.1%
Constellation Brands, Inc. Class A	1,558	341,934
Monster Beverage Corp. (a)	5,250	358,208
PepsiCo, Inc.	5,723	688,477
The Coca-Cola Co.	14,783	703,523

		2,092,142

Food & Staples Retailing – 1.0%
Wal-Mart Stores, Inc.	6,338	675,631

Food Products – 0.4%
Lamb Weston Holdings, Inc.	5,047	295,754

Household Products – 1.1%
The Procter & Gamble Co.	9,097	785,435

Personal Products – 0.5%
The Estee Lauder Cos., Inc. Class A	2,574	347,387

Tobacco – 1.0%
Philip Morris International, Inc.	6,192	663,968

TOTAL CONSUMER STAPLES		4,860,317

	Shares	Value
ENERGY – 5.3%
Oil, Gas & Consumable Fuels – 5.3%
Andeavor	1,785	$193,066
Cabot Oil & Gas Corp.	6,685	176,150
Chevron Corp.	6,032	756,111
ConocoPhillips	5,989	352,213
Exxon Mobil Corp.	12,342	1,077,457
HollyFrontier Corp.	4,322	207,283
Marathon Petroleum Corp.	3,779	261,771
Phillips 66	2,740	280,576
Valero Energy Corp.	3,005	288,390

TOTAL ENERGY		3,593,017

FINANCIALS – 15.1%
Banks – 5.3%
Bank of America Corp.	37,894	1,212,608
Citigroup, Inc.	11,806	926,535
JPMorgan Chase & Co.	12,431	1,437,894

		3,577,037

Capital Markets – 4.8%
Ameriprise Financial, Inc.	2,738	461,901
BGC Partners, Inc. Class A	25,521	365,205
CBOE Holdings, Inc.	3,568	479,503
LPL Financial Holdings, Inc.	7,804	465,587
Moody’s Corp.	3,058	494,754
MSCI, Inc.	3,249	452,358
S&P Global, Inc.	3,078	557,426

		3,276,734

Consumer Finance – 0.9%
American Express Co.	5,763	572,842

Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. Class B (a)	6,775	1,452,424

Insurance – 2.0%
FNF Group	10,811	421,413
The Allstate Corp.	4,771	471,232
The Progressive Corp.	9,145	494,744

		1,387,389

TOTAL FINANCIALS		10,266,426

HEALTH CARE – 13.5%
Biotechnology – 4.0%
AbbVie, Inc.	11,225	1,259,669
Exact Sciences Corp. (a)	12,335	613,173
Vertex Pharmaceuticals, Inc. (a)	5,187	865,555

		2,738,397

Health Care Equipment & Supplies – 4.0%
Abbott Laboratories	16,535	1,027,816
Align Technology, Inc. (a)	3,012	789,144
Intuitive Surgical, Inc. (a)	2,017	870,678

		2,687,638

See accompanying notes which are an integral part of the financial statements.

25	Semiannual Report

Fidelity Momentum Factor ETF

Investments (Unaudited)– continued

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – 4.4%
Aetna, Inc.	4,664	$871,329
Cigna Corp.	3,961	825,274
UnitedHealth Group, Inc.	5,524	1,307,973

		3,004,576

Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.	10,537	773,732

TOTAL HEALTH CARE		9,204,343

INDUSTRIALS – 10.7%
Aerospace & Defense – 2.1%
Rockwell Collins, Inc.	3,083	426,965
The Boeing Co.	2,763	979,124

		1,406,089

Building Products – 0.7%
Owens Corning	4,756	442,165

Commercial Services & Supplies – 0.6%
The Brink’s Co.	5,008	417,667

Electrical Equipment – 1.3%
AMETEK, Inc.	5,909	450,857
Rockwell Automation, Inc.	2,152	424,568

		875,425

Industrial Conglomerates – 2.8%
3M Co.	3,042	762,021
Honeywell International, Inc.	4,392	701,270
Roper Industries, Inc.	1,669	468,305

		1,931,596

Machinery – 2.4%
Caterpillar, Inc.	4,134	672,933
Deere & Co.	3,506	583,469
Graco, Inc.	8,763	410,108

		1,666,510

Road & Rail – 0.8%
CSX Corp.	9,323	529,267

TOTAL INDUSTRIALS		7,268,719

INFORMATION TECHNOLOGY – 24.4%
Communications Equipment – 1.1%
Arista Networks, Inc. (a)	2,798	771,744

Electronic Equipment, Instruments & Components – 2.5%
Cognex Corp.	8,071	503,388
IPG Photonics Corp. (a)	2,439	614,506
Universal Display Corp.	3,472	553,437

		1,671,331

Internet Software & Services – 2.4%
Facebook, Inc. Class A (a)	8,573	1,602,208

IT Services – 5.2%
Mastercard, Inc. Class A	5,588	944,372

	Shares	Value
PayPal Holdings, Inc. (a)	9,514	$811,735
Square, Inc. Class A (a)	14,108	661,806
Visa, Inc. Class A	8,906	1,106,392

		3,524,305

Semiconductors & Semiconductor Equipment – 3.9%
Applied Materials, Inc.	11,289	605,429
Lam Research Corp.	2,752	527,063
Micron Technology, Inc. (a)	13,715	599,620
NVIDIA Corp.	3,842	944,364

		2,676,476

Software – 5.5%
Adobe Systems, Inc. (a)	3,907	780,463
Microsoft Corp.	24,813	2,357,483
Take-Two Interactive Software, Inc. (a)	4,748	601,429

		3,739,375

Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	15,645	2,619,442

TOTAL INFORMATION TECHNOLOGY		16,604,881

MATERIALS – 3.1%
Chemicals – 2.5%
Albemarle Corp.	1,094	122,079
Celanese Corp. Class A	1,394	150,775
DowDuPont, Inc.	7,315	552,868
FMC Corp.	1,573	143,662
Huntsman Corp.	4,070	140,700
Monsanto Co.	2,016	245,549
The Chemours Co.	2,468	127,398
The Sherwin-Williams Co.	492	205,218

		1,688,249

Containers & Packaging – 0.4%
Avery Dennison Corp.	1,248	153,105
Packaging Corp. of America	1,198	150,505

		303,610

Metals & Mining – 0.2%
Alcoa Corp. (a)	2,792	145,240

TOTAL MATERIALS		2,137,099

REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.0%
American Tower Corp.	1,601	236,468
AvalonBay Communities, Inc.	758	129,163
CoreSite Realty Corp.	781	84,598
Crown Castle International Corp.	1,723	194,303
CyrusOne, Inc.	1,462	84,343
DCT Industrial Trust, Inc.	1,566	92,691
Digital Realty Trust, Inc.	1,150	128,742
Duke Realty Corp.	3,542	93,544
Equinix, Inc.	347	157,951
Equity Lifestyle Properties, Inc.	1,073	92,621

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Essex Property Trust, Inc.	461	$107,404
Prologis, Inc.	2,471	160,887
SBA Communications Corp. (a)	786	137,157
UDR, Inc.	2,669	97,499
Welltower, Inc.	2,033	121,919
Weyerhaeuser Co.	4,002	150,235

		2,069,525

Real Estate Management & Development – 0.3%
CBRE Group, Inc. Class A (a)	2,688	122,815
Realogy Holdings Corp.	2,850	78,403

		201,218

TOTAL REAL ESTATE		2,270,743

TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 1.3%
Verizon Communications, Inc.	16,090	869,986

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc. (a)	5,620	365,862

TOTAL TELECOMMUNICATION SERVICES		1,235,848

UTILITIES – 2.8%
Electric Utilities – 1.7%
American Electric Power Co., Inc.	3,138	215,831
Duke Energy Corp.	3,332	261,562
NextEra Energy, Inc.	2,102	332,999
PNM Resources, Inc.	3,529	134,455
Xcel Energy, Inc.	4,194	191,414

		1,136,261

Gas Utilities – 0.4%
Atmos Energy Corp.	1,902	157,676
ONE Gas, Inc.	2,005	142,014

		299,690

	Shares	Value
Independent Power and Renewable Electricity Producers – 0.2%
NRG Energy, Inc.	6,218	$161,730

Multi-Utilities – 0.5%
CenterPoint Energy, Inc.	5,846	164,740
NiSource, Inc.	6,086	150,203

		314,943

TOTAL UTILITIES		1,912,624

TOTAL COMMON STOCKS (Cost $60,579,599)		68,053,087

Money Market Funds – 0.0%

Fidelity Cash Central Fund, 1.39% (b) (Cost $32,308)	32,301	32,308

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $60,611,907)		68,085,395

NET OTHER ASSETS (LIABILITIES) – 0.1%		53,859

NET ASSETS – 100.0%		$68,139,254

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$217

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Fidelity Quality Factor ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CONSUMER DISCRETIONARY – 12.2%
Hotels, Restaurants & Leisure – 3.3%
Domino’s Pizza, Inc.	1,680	$364,308
McDonald’s Corp.	3,747	641,262
Starbucks Corp.	8,696	494,020
Yum! Brands, Inc.	4,872	412,122

		1,911,712

Internet & Direct Marketing Retail – 0.9%
The Priceline Group, Inc. (a)	258	493,309

Media – 3.0%
Comcast Corp. Class A	17,898	761,202
Sirius XM Holdings, Inc. (b)	58,912	359,952
The Walt Disney Co.	5,953	646,913

		1,768,067

Specialty Retail – 4.1%
O’Reilly Automotive, Inc. (a)	1,713	453,414
Ross Stores, Inc.	6,527	537,759
The Home Depot, Inc.	4,606	925,345
The TJX Companies, Inc.	5,865	471,077

		2,387,595

Textiles, Apparel & Luxury Goods – 0.9%
NIKE, Inc. Class B	7,996	545,487

TOTAL CONSUMER DISCRETIONARY		7,106,170

CONSUMER STAPLES – 7.2%
Beverages – 2.2%
Brown-Forman Corp. Class B	5,016	347,609
Monster Beverage Corp. (a)	4,977	339,580
The Coca-Cola Co.	12,941	615,862

		1,303,051

Household Products – 3.2%
Church & Dwight Co., Inc.	4,763	232,673
Colgate-Palmolive Co.	4,920	365,261
Kimberly-Clark Corp.	2,557	299,169
The Clorox Co.	1,897	268,786
The Procter & Gamble Co.	7,828	675,869

		1,841,758

Tobacco – 1.8%
Altria Group, Inc.	7,436	523,048
Philip Morris International, Inc.	5,220	559,741

		1,082,789

TOTAL CONSUMER STAPLES		4,227,598

ENERGY – 5.5%
Energy Equipment & Services – 1.6%
Core Laboratories N.V. (b)	1,725	197,167
Halliburton Co.	5,778	310,279
Schlumberger Ltd.	5,370	395,125

		902,571

	Shares	Value
Oil, Gas & Consumable Fuels – 3.9%
Andeavor	2,007	$217,077
Exxon Mobil Corp.	11,040	963,792
Kinder Morgan, Inc.	12,255	220,345
Marathon Petroleum Corp.	4,062	281,375
Phillips 66	2,864	293,273
Valero Energy Corp.	3,363	322,747

		2,298,609

TOTAL ENERGY		3,201,180

FINANCIALS – 14.9%
Banks – 5.1%
Bank of Hawaii Corp.	6,006	502,522
Bank of the Ozarks, Inc.	11,576	578,221
East West Bancorp, Inc.	8,962	590,685
US Bancorp	12,749	728,478
Western Alliance Bancorp (a)	9,981	585,486

		2,985,392

Capital Markets – 6.5%
Affiliated Managers Group, Inc.	2,854	569,744
CME Group, Inc.	4,662	715,524
MarketAxess Holdings, Inc.	2,485	487,582
Moody’s Corp.	4,182	676,606
S&P Global, Inc.	3,800	688,180
SEI Investments Co.	9,076	682,061

		3,819,697

Consumer Finance – 2.5%
Discover Financial Services	8,966	715,487
Synchrony Financial	18,111	718,644

		1,434,131

Equity Real Estate Investment Trusts (REITs) – 0.8%
AGNC Investment Corp.	24,054	451,976

TOTAL FINANCIALS		8,691,196

HEALTH CARE – 13.9%
Biotechnology – 8.0%
AbbVie, Inc.	9,066	1,017,387
Amgen, Inc.	3,885	722,804
Biogen, Inc. (a)	1,867	649,361
Bioverativ, Inc. (a)	6,831	704,003
Celgene Corp. (a)	4,626	467,966
Gilead Sciences, Inc.	8,199	687,076
United Therapeutics Corp. (a)	3,279	422,991

		4,671,588

Health Care Equipment & Supplies – 1.1%
Intuitive Surgical, Inc. (a)	1,532	661,318

Pharmaceuticals – 4.8%
Bristol-Myers Squibb Co.	10,764	673,826
Johnson & Johnson	8,740	1,207,781

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Pfizer, Inc.	24,736	$916,222

		2,797,829

TOTAL HEALTH CARE		8,130,735

INDUSTRIALS – 11.2%
Aerospace & Defense – 3.2%
General Dynamics Corp.	2,066	459,644
Lockheed Martin Corp.	1,511	536,178
The Boeing Co.	2,417	856,512

		1,852,334

Commercial Services & Supplies – 0.6%
Rollins, Inc.	6,833	337,140

Electrical Equipment – 0.7%
Rockwell Automation, Inc.	2,034	401,288

Industrial Conglomerates – 2.9%
3M Co.	2,670	668,835
Honeywell International, Inc.	3,718	593,653
Roper Industries, Inc.	1,448	406,294

		1,668,782

Machinery – 1.4%
Graco, Inc.	8,065	377,442
Illinois Tool Works, Inc.	2,717	471,861

		849,303

Professional Services – 0.7%
Verisk Analytics, Inc. (a)	3,864	386,593

Road & Rail – 1.0%
Union Pacific Corp.	4,553	607,826

Trading Companies & Distributors – 0.7%
Fastenal Co.	7,462	410,112

TOTAL INDUSTRIALS		6,513,378

INFORMATION TECHNOLOGY – 23.9%
Communications Equipment – 0.7%
F5 Networks, Inc. (a)	2,691	388,957

Internet Software & Services – 6.0%
Alphabet, Inc. Class A (a)	1,579	1,866,726
Facebook, Inc. Class A (a)	6,825	1,275,524
VeriSign, Inc. (a)	3,234	371,651

		3,513,901

IT Services – 4.4%
Accenture PLC Class A	3,660	588,162
Mastercard, Inc. Class A	4,340	733,460
Paychex, Inc.	6,110	417,008
Visa, Inc. Class A	6,948	863,150

		2,601,780

Semiconductors & Semiconductor Equipment – 3.0%
NVIDIA Corp.	3,096	760,997

	Shares	Value
Skyworks Solutions, Inc.	3,395	$330,028
Texas Instruments, Inc.	5,860	642,666

		1,733,691

Software – 6.1%
Adobe Systems, Inc. (a)	3,115	622,252
Check Point Software Technologies Ltd. (a)	3,131	323,777
Microsoft Corp.	20,627	1,959,771
Oracle Corp.	12,442	641,883

		3,547,683

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	13,028	2,181,278

TOTAL INFORMATION TECHNOLOGY		13,967,290

MATERIALS – 3.2%
Chemicals – 2.7%
Air Products & Chemicals, Inc.	1,125	189,416
Albemarle Corp.	1,055	117,727
Ecolab, Inc.	1,300	178,984
International Flavors & Fragrances, Inc.	898	134,969
LyondellBasell Industries N.V. Class A	1,796	215,233
Monsanto Co.	1,757	214,003
PPG Industries, Inc.	1,475	175,127
Praxair, Inc.	1,361	219,788
Valvoline, Inc.	4,807	118,493

		1,563,740

Construction Materials – 0.2%
Eagle Materials, Inc.	1,155	129,418

Containers & Packaging – 0.3%
International Paper Co.	2,698	169,596

TOTAL MATERIALS		1,862,754

REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 3.1%
American Tower Corp.	1,332	196,736
AvalonBay Communities, Inc.	618	105,307
Digital Realty Trust, Inc.	845	94,598
Duke Realty Corp.	2,807	74,133
Equity Residential	1,652	101,780
Essex Property Trust, Inc.	368	85,737
Extra Space Storage, Inc.	1,025	85,567
Federal Realty Investment Trust	596	71,997
Gaming and Leisure Properties, Inc.	1,945	70,876
HCP, Inc.	2,953	71,108
Kimco Realty Corp.	3,859	61,397
Prologis, Inc.	2,081	135,494
Public Storage	616	120,588
Realty Income Corp.	1,613	85,795
Simon Property Group, Inc.	1,023	167,127
UDR, Inc.	2,080	75,982

See accompanying notes which are an integral part of the financial statements.

29	Semiannual Report

Fidelity Quality Factor ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Ventas, Inc.	1,630	$91,231
Welltower, Inc.	1,582	94,873

TOTAL REAL ESTATE		1,790,326

TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	14,608	547,069
Verizon Communications, Inc.	9,896	535,077

TOTAL TELECOMMUNICATION SERVICES		1,082,146

UTILITIES – 2.9%
Electric Utilities – 1.3%
Eversource Energy	2,772	174,885
FirstEnergy Corp.	4,975	163,678
IDACORP, Inc.	1,590	137,185
NextEra Energy, Inc.	1,866	295,612

		771,360

Gas Utilities – 0.5%
National Fuel Gas Co.	2,397	133,633
UGI Corp.	3,050	139,598

		273,231

Independent Power and Renewable Electricity Producers – 0.2%
AES Corp.	13,030	150,627

Multi-Utilities – 0.9%
CenterPoint Energy, Inc.	5,460	153,863
Consolidated Edison, Inc.	2,213	177,837
WEC Energy Group, Inc.	2,677	172,131

		503,831

TOTAL UTILITIES		1,699,049

TOTAL COMMON STOCKS (Cost $51,541,621)		58,271,822

Money Market Funds – 0.9%
	Shares	Value
Fidelity Cash Central Fund, 1.39% (c)	41,229	$41,237
Fidelity Securities Lending Cash Central Fund, 1.40% (c)(d)	505,874	505,925

TOTAL MONEY MARKET FUNDS (Cost $547,164)		547,162

TOTAL INVESTMENT PORTFOLIO – 100.8% (Cost $52,088,785)		58,818,984

NET OTHER ASSETS (LIABILITIES) – (0.8%)		(457,136)

NET ASSETS – 100.0%		$58,361,848

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$213
Fidelity Securities Lending Cash Central Fund	2,463

Total	$2,676

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Fidelity Value Factor ETF

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CONSUMER DISCRETIONARY – 12.1%
Automobiles – 1.8%
Ford Motor Co.	55,725	$611,303
General Motors Co.	17,891	758,758

		1,370,061

Diversified Consumer Services – 0.6%
H&R Block, Inc.	16,686	442,846

Hotels, Restaurants & Leisure – 0.8%
Royal Caribbean Cruises Ltd.	4,562	609,255

Media – 4.2%
Comcast Corp. Class A	25,303	1,076,137
The Walt Disney Co.	8,470	920,435
Time Warner, Inc.	6,918	659,631
Viacom, Inc. Class B	15,023	502,069

		3,158,272

Multiline Retail – 2.0%
Kohl’s Corp.	12,180	788,899
Target Corp.	10,133	762,204

		1,551,103

Specialty Retail – 0.5%
Bed Bath & Beyond, Inc.	16,500	380,820

Textiles, Apparel & Luxury Goods – 2.2%
Michael Kors Holdings Ltd. (a)	13,924	918,984
Ralph Lauren Corp.	6,623	757,075

		1,676,059

TOTAL CONSUMER DISCRETIONARY		9,188,416

CONSUMER STAPLES – 7.4%
Food & Staples Retailing – 3.1%
CVS Health Corp.	6,823	536,902
The Kroger Co.	15,720	477,259
Walgreens Boots Alliance, Inc.	6,251	470,450
Wal-Mart Stores, Inc.	7,956	848,110

		2,332,721

Food Products – 1.6%
Archer-Daniels-Midland Co.	9,026	387,667
Bunge Ltd.	4,576	363,471
Tyson Foods, Inc. Class A	5,817	442,732

		1,193,870

Household Products – 1.8%
Kimberly-Clark Corp.	3,582	419,094
The Procter & Gamble Co.	10,473	904,239

		1,323,333

Tobacco – 0.9%
Altria Group, Inc.	10,122	711,981

TOTAL CONSUMER STAPLES		5,561,905

	Shares	Value
ENERGY – 5.6%
Energy Equipment & Services – 0.3%
Transocean Ltd. (a)	20,460	$220,764

Oil, Gas & Consumable Fuels – 5.3%
Andeavor	2,246	242,927
Chevron Corp.	6,803	852,756
ConocoPhillips	7,360	432,842
Devon Energy Corp.	6,978	288,680
Exxon Mobil Corp.	13,776	1,202,645
Marathon Petroleum Corp.	4,623	320,235
Phillips 66	3,291	336,998
Valero Energy Corp.	3,834	367,949

		4,045,032

TOTAL ENERGY		4,265,796

FINANCIALS – 15.4%
Banks – 8.1%
Bank of America Corp.	42,956	1,374,592
CIT Group, Inc.	8,536	432,690
Citigroup, Inc.	13,172	1,033,738
JPMorgan Chase & Co.	13,864	1,603,649
Popular, Inc.	9,422	382,910
Wells Fargo & Co.	19,492	1,282,184

		6,109,763

Consumer Finance – 2.4%
Capital One Financial Corp.	5,882	611,493
Discover Financial Services	7,424	592,435
Synchrony Financial	15,019	595,954

		1,799,882

Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. Class B (a)	7,336	1,572,691

Insurance – 2.1%
Aflac, Inc.	5,855	516,412
Prudential Financial, Inc.	4,675	555,484
The Travelers Cos., Inc.	3,744	561,300

		1,633,196

Thrifts & Mortgage Finance – 0.7%
Radian Group, Inc.	22,770	502,534

TOTAL FINANCIALS		11,618,066

HEALTH CARE – 13.2%
Biotechnology – 3.2%
Amgen, Inc.	5,063	941,971
Gilead Sciences, Inc.	10,727	898,923
United Therapeutics Corp. (a)	4,318	557,022

		2,397,916

Health Care Providers & Services – 5.1%
Anthem, Inc.	3,501	867,723
Centene Corp. (a)	6,874	737,168
Cigna Corp.	3,726	776,312

See accompanying notes which are an integral part of the financial statements.

31	Semiannual Report

Fidelity Value Factor ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Express Scripts Holding Co. (a)	10,124	$801,618
Humana, Inc.	2,531	713,312

		3,896,133

Pharmaceuticals – 4.9%
Johnson & Johnson	11,330	1,565,693
Merck & Co., Inc.	15,830	937,927
Pfizer, Inc.	32,184	1,192,095

		3,695,715

TOTAL HEALTH CARE		9,989,764

INDUSTRIALS – 11.3%
Aerospace & Defense – 2.5%
Spirit AeroSystems Holdings, Inc. Class A	6,445	659,710
The Boeing Co.	3,381	1,198,125

		1,857,835

Airlines – 2.8%
Delta Air Lines, Inc.	10,742	609,823
JetBlue Airways Corp. (a)	20,835	434,618
Southwest Airlines Co.	9,500	577,600
United Continental Holdings, Inc. (a)	7,230	490,339

		2,112,380

Building Products – 0.9%
Owens Corning	6,911	642,516

Construction & Engineering – 0.8%
Fluor Corp.	10,436	633,465

Machinery – 0.8%
Cummins, Inc.	3,215	604,420

Professional Services – 0.8%
ManpowerGroup, Inc.	4,318	567,342

Road & Rail – 1.1%
Union Pacific Corp.	6,500	867,750

Trading Companies & Distributors – 1.6%
AerCap Holdings N.V. (a)	9,295	502,860
United Rentals, Inc. (a)	4,018	727,700

		1,230,560

TOTAL INDUSTRIALS		8,516,268

INFORMATION TECHNOLOGY – 23.8%
Communications Equipment – 1.4%
Cisco Systems, Inc.	26,294	1,092,253

Electronic Equipment, Instruments & Components – 0.7%
Corning, Inc.	16,134	503,703

Internet Software & Services – 6.1%
Alphabet, Inc. Class A (a)	2,035	2,405,817
eBay, Inc. (a)	13,915	564,671
Facebook, Inc. Class A (a)	8,807	1,645,940

		4,616,428

	Shares	Value
IT Services – 3.3%
Accenture PLC Class A	4,759	$764,771
Alliance Data Systems Corp.	1,816	466,095
International Business Machines Corp.	5,082	831,923
The Western Union Co.	21,669	450,499

		2,513,288

Semiconductors & Semiconductor Equipment – 2.5%
Intel Corp.	23,763	1,143,951
Micron Technology, Inc. (a)	17,172	750,760

		1,894,711

Software – 5.2%
Microsoft Corp.	26,581	2,525,461
Oracle Corp.	16,126	831,940
VMware, Inc. Class A (a)(b)	4,513	558,664

		3,916,065

Technology Hardware, Storage & Peripherals – 4.6%
Apple, Inc.	16,777	2,808,973
Seagate Technology PLC	12,698	700,930

		3,509,903

TOTAL INFORMATION TECHNOLOGY		18,046,351

MATERIALS – 3.6%
Chemicals – 1.5%
DowDuPont, Inc.	5,300	400,574
Huntsman Corp.	6,084	210,324
LyondellBasell Industries N.V. Class A	2,508	300,559
Trinseo S.A.	2,293	189,058

		1,100,515

Containers & Packaging – 0.6%
International Paper Co.	3,784	237,862
WestRock Co.	3,205	213,549

		451,411

Metals & Mining – 1.3%
Freeport-McMoRan, Inc. (a)	13,533	263,894
Nucor Corp.	3,359	224,919
Steel Dynamics, Inc.	4,750	215,650
United States Steel Corp.	6,667	249,412

		953,875

Paper & Forest Products – 0.2%
Louisiana-Pacific Corp. (a)	6,225	184,322

TOTAL MATERIALS		2,690,123

REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 2.9%
Brixmor Property Group, Inc.	5,784	93,874
Colony NorthStar, Inc. Class A	8,228	73,887
CoreCivic, Inc.	3,961	91,935
Duke Realty Corp.	4,382	115,729

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
HCP, Inc.	4,543	$109,396
Hospitality Properties Trust	3,890	110,515
Host Hotels & Resorts, Inc.	7,356	152,711
Kimco Realty Corp.	6,084	96,796
LaSalle Hotel Properties	3,764	114,953
Medical Properties Trust, Inc.	8,676	113,482
Omega Healthcare Investors, Inc. (b)	3,704	100,156
Park Hotels & Resorts, Inc.	4,157	120,179
Prologis, Inc.	3,049	198,520
Simon Property Group, Inc.	1,456	237,867
Sunstone Hotel Investors, Inc.	6,705	112,979
Ventas, Inc.	2,463	137,854
VEREIT, Inc.	14,132	101,750
Welltower, Inc.	2,339	140,270

		2,222,853

Real Estate Management & Development – 0.2%
CBRE Group, Inc. Class A (a)	3,440	157,173

TOTAL REAL ESTATE		2,380,026

TELECOMMUNICATION SERVICES – 1.6%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	25,359	949,695
CenturyLink, Inc.	16,208	288,664

TOTAL TELECOMMUNICATION SERVICES		1,238,359

UTILITIES – 2.8%
Electric Utilities – 2.0%
Duke Energy Corp.	3,519	276,242
Entergy Corp.	2,277	179,177
Exelon Corp.	6,089	234,487
FirstEnergy Corp.	5,480	180,292
Great Plains Energy, Inc.	4,995	155,445
NextEra Energy, Inc.	2,205	349,316
PG&E Corp.	3,370	142,989

		1,517,948

	Shares	Value
Independent Power and Renewable Electricity Producers – 0.2%
AES Corp.	14,143	$163,493

Multi-Utilities – 0.6%
Consolidated Edison, Inc.	2,485	199,694
Public Service Enterprise Group, Inc.	4,371	226,724

		426,418

TOTAL UTILITIES		2,107,859

TOTAL COMMON STOCKS (Cost $66,701,718)		75,602,933

Money Market Funds – 0.9%

Fidelity Cash Central Fund, 1.39% (c)	53,336	53,347
Fidelity Securities Lending Cash Central Fund, 1.40% (c)(d)	616,763	616,825

TOTAL MONEY MARKET FUNDS (Cost $670,176)		670,172

TOTAL INVESTMENT PORTFOLIO – 100.8% (Cost $67,371,894)		76,273,105

NET OTHER ASSETS (LIABILITIES) – (0.8%)		(579,823)

NET ASSETS – 100.0%		$75,693,282

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$239
Fidelity Securities Lending Cash Central Fund	1,961

Total	$2,200

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Financial Statements

Statements of Assets and Liabilities
January 31, 2018 (Unaudited)
	Fidelity Dividend ETF for Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Assets
Investments in securities, at value (including securities loaned of $4,558,788, $3,003,460, $— and $—, respectively) – See accompanying schedule:
Unaffiliated issuers	$263,009,113	$108,212,322	$52,608,231	$68,053,087
Fidelity Central Funds	5,040,546	3,327,465	33,711	32,308

Total Investments in Securities	$268,049,659	$111,539,787	$52,641,942	$68,085,395
Cash	—	—	5,729	21,896
Foreign currency held at value (cost $46,335, $1,004, $— and $—, respectively)	48,579	1,021	—	—
Receivable for fund shares sold	—	—	3,193,042	1,655,690
Dividends receivable	271,395	133,354	33,054	36,158
Distributions receivable from Fidelity Central Funds	3,725	6,895	—	—

Total assets	268,373,358	111,681,057	55,873,767	69,799,139

Liabilities
Payable for investments purchased	40,052	—	3,177,358	1,644,944
Accrued management fees	60,668	24,076	11,113	14,941
Collateral on securities loaned, at value	4,724,825	3,096,824	—	—

Total liabilities	4,825,545	3,120,900	3,188,471	1,659,885

Net Assets	$263,547,813	$108,560,157	$52,685,296	$68,139,254

Net Assets consist of:
Paid in capital	237,340,722	99,911,345	46,941,884	59,315,130
Undistributed net investment income	290,200	181,614	28,409	30,782
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(213,579)	(140,984)	519,419	1,319,854
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	26,130,470	8,608,182	5,195,584	7,473,488

Net Assets	$263,547,813	$108,560,157	$52,685,296	$68,139,254

Shares outstanding	8,250,000	3,650,000	1,650,000	2,050,000

Net Asset Value, offering price and redemption price per share	$31.95	$29.74	$31.93	$33.24

Investments at cost – Unaffiliated issuers	$236,880,882	$99,604,081	$47,412,647	$60,579,599
Investments at cost – Fidelity Central Funds	5,040,637	3,327,541	33,711	32,308

Investments at cost	$241,921,519	$102,931,622	$47,446,358	$60,611,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Statements of Assets and Liabilities
January 31, 2018 (Unaudited)
	Fidelity Quality Factor ETF	Fidelity Value Factor ETF
Assets
Investments in securities, at value (including securities loaned of $492,404 and $621,529, respectively) – See accompanying schedule:
Unaffiliated issuers	$58,271,822	$75,602,933
Fidelity Central Funds	547,162	670,172

Total Investments in Securities	$58,818,984	$76,273,105
Cash	590	6,705
Foreign currency held at value (cost $— and $—, respectively)	—	—
Receivable for fund shares sold	1,667,477	—
Dividends receivable	52,666	47,106
Distributions receivable from Fidelity Central Funds	462	264

Total assets	60,540,179	76,327,180

Liabilities
Payable for investments purchased	1,659,321	—
Accrued management fees	13,110	17,073
Collateral on securities loaned, at value	505,900	616,825

Total liabilities	2,178,331	633,898

Net Assets	$58,361,848	$75,693,282

Net Assets consist of:
Paid in capital	51,697,036	66,821,336
Undistributed net investment income	50,349	53,473
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(115,736)	(82,738)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	6,730,199	8,901,211

Net Assets	$58,361,848	$75,693,282

Shares outstanding	1,750,000	2,200,000

Net Asset Value, offering price and redemption price per share	$33.35	$34.41

Investments at cost – Unaffiliated issuers	$51,541,621	$66,701,718
Investments at cost – Fidelity Central Funds	547,164	670,176

Investments at cost	$52,088,785	$67,371,894

See accompanying notes which are an integral part of the financial statements.

35	Semiannual Report

Financial Statements – continued

Statements of Operations
For the six months ended January 31, 2018 (Unaudited)
	Fidelity Dividend ETF for Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Investment Income
Dividends	$3,180,868	$1,473,397	$377,486	$299,606
Non-Cash dividends	282,423	169,637	—	—
Income from Fidelity Central Funds	21,382	30,430	235	217

Total income	3,484,673	1,673,464	377,721	299,823

Expenses
Management fees	276,320	103,129	51,082	62,512
Independent trustees’ compensation	1,927	709	365	426
Miscellaneous	7,269	2,465	1,238	1,487

Total expenses before reductions	285,516	106,303	52,685	64,425
Expense reductions	(19)	(28)	(91)	(53)

Total expenses	285,497	106,275	52,594	64,372

Net investment income (loss)	3,199,176	1,567,189	325,127	235,451

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(98,208)	(107,669)	(235,155)	(1,164,911)
Net realized gain (loss) on In-kind redemptions	—	—	810,172	2,534,983
Net realized gain (loss) on foriegn currency transactions	686	316	—	—

Total net realized gain (loss)	(97,522)	(107,353)	575,017	1,370,072

Change in net unrealized appreciation (depreciation) on investment securities	23,796,149	7,806,237	4,053,865	5,671,786
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	(91)	(75)	—	—
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	1,601	(281)	—	—

Total change in net unrealized appreciation (depreciation)	23,797,659	7,805,881	4,053,865	5,671,786

Net gain (loss)	23,700,137	7,698,528	4,628,882	7,041,858

Net increase (decrease) in net assets resulting from operations	$26,899,313	$9,265,717	$4,954,009	$7,277,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Statements of Operations
For the six months ended January 31, 2018 (Unaudited)
	Fidelity Quality Factor ETF	Fidelity Value Factor ETF
Investment Income
Dividends	$392,737	$542,745
Non-Cash dividends	—	—
Income from Fidelity Central Funds	2,676	2,200

Total income	395,413	544,945

Expenses
Management fees	56,363	71,532
Independent trustees’ compensation	387	488
Miscellaneous	1,467	1,800

Total expenses before reductions	58,217	73,820
Expense reductions	(54)	(55)

Total expenses	58,163	73,765

Net investment income (loss)	337,250	471,180

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(364,638)	(629,586)
Net realized gain (loss) on In-kind redemptions	281,130	601,422
Net realized gain (loss) on foriegn currency transactions	—	—

Total net realized gain (loss)	(83,508)	(28,164)

Change in net unrealized appreciation (depreciation) on investment securities	5,987,384	7,907,011
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	(2)	(1)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—	—

Total change in net unrealized appreciation (depreciation)	5,987,382	7,907,010

Net gain (loss)	5,903,874	7,878,846

Net increase (decrease) in net assets resulting from operations	$6,241,124	$8,350,026

See accompanying notes which are an integral part of the financial statements.

37	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity Dividend ETF for Rising Rates		Fidelity High Dividend ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017A	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,199,176	$2,075,973	$1,567,189	$1,177,822
Net realized gain (loss)	(97,522)	4,434,345	(107,353)	817,593
Change in net unrealized appreciation (depreciation)	23,797,659	2,332,811	7,805,881	802,301

Net increase (decrease) in net assets resulting from operations	26,899,313	8,843,129	9,265,717	2,797,716

Distributions to shareholders from net investment income	(3,096,850)	(1,891,450)	(1,421,650)	(1,142,850)
Distributions to shareholders from net realized gain	—	—	(29,500)	—

Total distributions	(3,096,850)	(1,891,450)	(1,451,150)	(1,142,850)

Share transactions
Proceeds from sales of shares	87,253,171	180,748,122	41,395,367	61,716,076
Cost of shares redeemed	—	(35,207,622)	—	(4,020,719)

Net increase (decrease) in net assets resulting from share transactions	87,253,171	145,540,500	41,395,367	57,695,357

Total increase (decrease) in net assets	111,055,634	152,492,179	49,209,934	59,350,223

Net Assets
Beginning of period	152,492,179	—	59,350,223	—

End of period	$263,547,813	$152,492,179	$108,560,157	$59,350,223

Undistributed net investment income included in net assets at end of period	$290,200	$187,874	$181,614	$36,075

Other Information
Shares
Sold	2,900,000	6,600,000	1,450,000	2,350,000
Redeemed	—	(1,250,000)	—	(150,000)

Net increase (decrease)	2,900,000	5,350,000	1,450,000	2,200,000

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	38

Statements of Changes in Net Assets
	Fidelity Low Volatility Factor ETF		Fidelity Momentum Factor ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017A	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$325,127	$279,182	$235,451	$225,081
Net realized gain (loss)	575,017	703,085	1,370,072	433,333
Change in net unrealized appreciation (depreciation)	4,053,865	1,141,719	5,671,786	1,801,702

Net increase (decrease) in net assets resulting from operations	4,954,009	2,123,986	7,277,309	2,460,116

Distributions to shareholders from net investment income	(318,350)	(257,550)	(224,150)	(205,600)
Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(318,350)	(257,550)	(224,150)	(205,600)

Share transactions
Proceeds from sales of shares	22,680,129	36,187,957	46,139,736	37,612,617
Cost of shares redeemed	(8,463,698)	(4,221,187)	(20,798,388)	(4,122,386)

Net increase (decrease) in net assets resulting from share transactions	14,216,431	31,966,770	25,341,348	33,490,231

Total increase (decrease) in net assets	18,852,090	33,833,206	32,394,507	35,744,747

Net Assets
Beginning of period	33,833,206	—	35,744,747	—

End of period	$52,685,296	$33,833,206	$68,139,254	$35,744,747

Undistributed net investment income included in net assets at end of period	$28,409	$21,632	$30,782	$19,481

Other Information
Shares
Sold	750,000	1,350,000	1,500,000	1,400,000
Redeemed	(300,000)	(150,000)	(700,000)	(150,000)

Net increase (decrease)	450,000	1,200,000	800,000	1,250,000

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

See accompanying notes which are an integral part of the financial statements.

39	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity Quality Factor ETF		Fidelity Value Factor ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017A	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$337,250	$341,449	$471,180	$372,643
Net realized gain (loss)	(83,508)	1,968,621	(28,164)	1,795,364
Change in net unrealized appreciation (depreciation)	5,987,382	742,817	7,907,010	994,201

Net increase (decrease) in net assets resulting from operations	6,241,124	3,052,887	8,350,026	3,162,208

Distributions to shareholders from net investment income	(341,500)	(286,850)	(448,700)	(341,650)
Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(341,500)	(286,850)	(448,700)	(341,650)

Share transactions
Proceeds from sales of shares	24,761,638	43,305,942	36,442,122	47,409,478
Cost of shares redeemed	(2,867,955)	(15,503,438)	(7,288,891)	(11,591,311)

Net increase (decrease) in net assets resulting from share transactions	21,893,683	27,802,504	29,153,231	35,818,167

Total increase (decrease) in net assets	27,793,307	30,568,541	37,054,557	38,638,725

Net Assets
Beginning of period	30,568,541	—	38,638,725	—

End of period	$58,361,848	$30,568,541	$75,693,282	$38,638,725

Undistributed net investment income included in net assets at end of period	$50,349	$54,599	$53,473	$30,993

Other Information
Shares
Sold	800,000	1,600,000	1,150,000	1,700,000
Redeemed	(100,000)	(550,000)	(250,000)	(400,000)

Net increase (decrease)	700,000	1,050,000	900,000	1,300,000

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	40

Financial Highlights
	Fidelity Dividend ETF for Rising Rates
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$28.50	$25.34

Income from Investment Operations
Net investment income (loss)B	0.49	0.76
Net realized and unrealized gain (loss)	3.43	2.98

Total from investment operations	3.92	3.74

Distributions from net investment income	(0.47)	(0.58)

Total distributions	(0.47)	(0.58)

Net asset value, end of period	$31.95	$28.50

Total ReturnC	13.84%	14.85%
Ratios to Average Net AssetsD,E
Expense before reductions	.29%	.29%
Expenses net of fee waivers, if any	.29%	.29%
Expenses net of all reductions	.29%	.29%
Net investment income (loss)	3.26%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$263,548	$152,492
Portfolio turnover rateF,G,H	2%	52%

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

41	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity High Dividend ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$26.98	$25.32

Income from Investment Operations
Net investment income (loss)B	0.60	0.85
Net realized and unrealized gain (loss)	2.72	1.57

Total from investment operations	3.32	2.42

Distributions from net investment income	(0.55)	(0.76)
Distributions from net realized gain	(0.01)	—

Total distributions	(0.56)	(0.76)

Net asset value, end of period	$29.74	$26.98

Total ReturnC	12.47%	9.61%
Ratios to Average Net AssetsD,E
Expense before reductions	.29%	.29%
Expenses net of fee waivers, if any	.29%	.29%
Expenses net of all reductions	.29%	.29%
Net investment income (loss)	4.29%	3.61%
Supplemental Data
Net assets, end of period (000 omitted)	$108,560	$59,350
Portfolio turnover rateF,G,H	2%	57%

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	42

Financial Highlights
	Fidelity Low Volatility Factor ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$28.19	$25.31

Income from Investment Operations
Net investment income (loss)B	0.27	0.45
Net realized and unrealized gain (loss)	3.73	2.81

Total from investment operations	4.00	3.26

Distributions from net investment income	(0.26)	(0.38)

Total distributions	(0.26)	(0.38)

Net asset value, end of period	$31.93	$28.19

Total ReturnC	14.25%	12.94%
Ratios to Average Net AssetsD,E
Expense before reductions	.29%	.29%
Expenses net of fee waivers, if any	.29%	.29%
Expenses net of all reductions	.29%	.29%
Net investment income (loss)	1.79%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$52,685	$33,833
Portfolio turnover rateF,G,H	12%	33%

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

43	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity Momentum Factor ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$28.60	$25.34

Income from Investment Operations
Net investment income (loss)B	0.16	0.36
Net realized and unrealized gain (loss)	4.64	3.19

Total from investment operations	4.80	3.55

Distributions from net investment income	(0.16)	(0.29)

Total distributions	(0.16)	(0.29)

Net asset value, end of period	$33.24	$28.60

Total ReturnC	16.87%	14.11%
Ratios to Average Net AssetsD,E
Expense before reductions	.29%	.29%
Expenses net of fee waivers, if any	.29%	.29%
Expenses net of all reductions	.29%	.29%
Net investment income (loss)	1.06%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$68,139	$35,745
Portfolio turnover rateF,G,H	69%	106%

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	44

Financial Highlights
	Fidelity Quality Factor ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$29.11	$25.37

Income from Investment Operations
Net investment income (loss)B	0.26	0.45
Net realized and unrealized gain (loss)	4.25	3.62

Total from investment operations	4.51	4.07

Distributions from net investment income	(0.27)	(0.33)

Total distributions	(0.27)	(0.33)

Net asset value, end of period	$33.35	$29.11

Total ReturnC	15.57%	16.10%
Ratios to Average Net AssetsD,E
Expense before reductions	.29%	.29%
Expenses net of fee waivers, if any	.29%	.29%
Expenses net of all reductions	.29%	.29%
Net investment income (loss)	1.69%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$58,362	$30,569
Portfolio turnover rateF,G,H	13%	35%

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

45	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity Value Factor ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$29.72	$25.37

Income from Investment Operations
Net investment income (loss)B	0.29	0.49
Net realized and unrealized gain (loss)	4.69	4.23

Total from investment operations	4.98	4.72

Distributions from net investment income	(0.29)	(0.37)

Total distributions	(0.29)	(0.37)

Net asset value, end of period	$34.41	$29.72

Total ReturnC	16.83%	18.65%
Ratios to Average Net AssetsD,E
Expense before reductions	.29%	.29%
Expenses net of fee waivers, if any	.29%	.29%
Expenses net of all reductions	.29%	.29%
Net investment income (loss)	1.86%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$75,693	$38,639
Portfolio turnover rateF,G,H	19%	42%

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	46

Notes to Financial Statements

For the period ended January 31, 2018 (Unaudited)

1. Organization.

Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF (formerly Fidelity Core Dividend ETF), Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF and Fidelity Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. Each Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of year end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management Inc. (FIMM) an affiliate of Fidelity Management & Research Company (FMR). Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) FairValue Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

47	Semiannual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of Investments by input level, as of January 31, 2018, is included at the end of each applicable Fund’s Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report	48

3. Significant Accounting Policies – continued

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Dividend ETF for Rising Rates	$242,058,496	$31,570,777	$(5,579,614)	$25,991,163
Fidelity High Dividend ETF	103,015,317	11,914,971	(3,390,501)	8,524,470
Fidelity Low Volatility Factor ETF	47,483,356	5,525,392	(366,806)	5,158,586
Fidelity Momentum Factor ETF	60,620,867	7,972,609	(508,081)	7,464,528
Fidelity Quality Factor ETF	52,104,233	7,126,859	(412,108)	6,714,751
Fidelity Value Factor ETF	67,389,276	9,534,182	(650,353)	8,883,829

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Dividend ETF for Rising Rates	$(72,910)	$—	$(72,910)
Fidelity Low Volatility Factor ETF	(5,149)	—	(5,149)
Fidelity Momentum Factor ETF	(46,476)	—	(46,476)
Fidelity Quality Factor ETF	(24,052)	—	(24,052)
Fidelity Value Factor ETF	(41,938)	—	(41,938)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity Dividend ETF for Rising Rates	$6,206,521	$4,804,929
Fidelity High Dividend ETF	1,943,686	1,292,988
Fidelity Low Volatility Factor ETF	4,508,094	4,360,703
Fidelity Momentum Factor ETF	31,372,962	31,135,559
Fidelity Quality Factor ETF	5,495,677	5,413,959
Fidelity Value Factor ETF	9,924,541	9,771,093

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity Dividend ETF for Rising Rates	$85,772,451	$—
Fidelity High Dividend ETF	40,667,167	—
Fidelity Low Volatility Factor ETF	22,531,915	8,416,493
Fidelity Momentum Factor ETF	45,811,776	20,731,746
Fidelity Quality Factor ETF	24,612,112	2,846,182
Fidelity Value Factor ETF	36,262,672	7,266,996

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .29% of each Fund’s average net assets. Under the management contract, FMRC pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMRC is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the Adviser for providing these services.

49	Semiannual Report

Notes to Financial Statements – continued

5. Fees and Other Transactions with Affiliates – continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with the sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amount shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s management fee. During the period, these credits reduced management fees by the following amounts:

Amount
Fidelity Dividend ETF for Rising Rates	$19
Fidelity High Dividend ETF	28
Fidelity Low Volatility Factor ETF	91
Fidelity Momentum Factor ETF	53
Fidelity Quality Factor ETF	54
Fidelity Value Factor ETF	55

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end is disclosed on each applicable Fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund’s Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total security lending income
Fidelity Dividend ETF for Rising Rates	$19,683
Fidelity High Dividend ETF	29,802
Fidelity Quality Factor ETF	2,463
Fidelity Value Factor ETF	1,961

8. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report	50

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During PeriodB August 1, 2017 to January 31, 2018
Fidelity Dividend ETF For Rising Rates	0.29%
Actual		$1,000.00	$1,138.40	$1.56
HypotheticalC		$1,000.00	$1,023.74	$1.48
Fidelity High Dividend ETF	0.29%
Actual		$1,000.00	$1,124.70	$1.55
HypotheticalC		$1,000.00	$1,023.74	$1.48
Fidelity Low Volatility Factor ETF	0.29%
Actual		$1,000.00	$1,142.50	$1.57
HypotheticalC		$1,000.00	$1,023.74	$1.48
Fidelity Momentum Factor ETF	0.29%
Actual		$1,000.00	$1,168.70	$1.59
HypotheticalC		$1,000.00	$1,023.74	$1.48
Fidelity Quality Factor ETF	0.29%
Actual		$1,000.00	$1,155.70	$1.58
HypotheticalC		$1,000.00	$1,023.74	$1.48
Fidelity Value Factor ETF	0.29%
Actual		$1,000.00	$1,168.30	$1.58
HypotheticalC		$1,000.00	$1,023.74	$1.48

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expense are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

C	5% return per year before expenses.

51	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Factor-Based ETFs

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreement with Geode Capital Management, LLC (together, the Advisory Contracts) for each fund. FMRC and Geode are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, FairValuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund’s Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2018 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report	52

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board also considered the extent to which each fund has tracked its benchmark index since it commenced operations. As each fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ analysis of the competitiveness of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the period of each fund’s operations shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.”The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also considered by the Board.

53	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity Dividend ETF for Rising Rates

Fidelity High Dividend ETF (formerly Fidelity Core Dividend ETF)

Semiannual Report	54

Low Volatility Factor ETF

Fidelity Momentum Factor ETF

55	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity Quality Factor ETF

Fidelity Value Factor ETF

The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such

Semiannual Report	56

as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that each fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered each fund’s all-inclusive fee rate. The Board noted that, under the all-inclusive arrangement, FMRC pays all other expenses of each fund with limited exceptions. The Board considered the other expenses paid by FMRC, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses.

The Board noted that each fund’s total expense ratio ranked below the competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the profitability analysis used by Fidelity. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity’s non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have

57	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity’s compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) the impact of proposed changes to contractual expense cap arrangements in place for certain funds; (vii) Fidelity’s long-term expectations for its offerings in the workplace investing channel; (viii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (ix) the presentation of certain fund performance information; (x) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes, including the increased use of omnibus accounts and lower pricing in the retirement channel; (xi) fluctuations in trading expenses; (xii) explanations regarding the relative total expense ratios of certain funds and classes; and (xiii) Fidelity’s expectations regarding the future asset levels of certain funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.

Semiannual Report	58

Proxy Voting Results

A special meeting of shareholders was held on December 8, 2017. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
James C. Curvey
Affirmative	5,373,295,935.29	96.534
Withheld	192,965,565.88	3.466
TOTAL	5,566,261,501.17	100.000

Dennis J. Dirks
Affirmative	5,384,798,777.80	96.740
Withheld	181,462,723.37	3.260
TOTAL	5,566,261,501.17	100.000

Donald F. Donahue
Affirmative	5,377,488,531.57	96.609
Withheld	188,772,969.60	3.391
TOTAL	5,566,261,501.17	100.000

Alan J. Lacy
Affirmative	5,375,762,700.02	96.578
Withheld	190,498,801.15	3.422
TOTAL	5,566,261,501.17	100.000

Ned C. Lautenbach
Affirmative	5,386,790,303.34	96.453
Withheld	197,471,197.83	3.547
TOTAL	5,566,261,501.17	100.000

Joseph Mauriello
Affirmative	5,373,144,912.99	96.531
Withheld	193,116,588.18	3.469
TOTAL	5,566,261,501.17	100.000

Charles S. Morrison
Affirmative	5,387,562,353.92	96.790
Withheld	178,699,147.25	3.210
TOTAL	5,566,261,501.17	100.000

Cornelia M. Small
Affirmative	5,375,640,910.13	96.576
Withheld	190,620,591.04	3.424
TOTAL	5,566,261,501.17	100.000

Garnett A. Smith
Affirmative	5,372,688,014.12	96.523
Withheld	193,573,487.05	3.477
TOTAL	5,566,261,501.17	100.000

David M. Thomas
Affirmative	5,376,226,536.98	96.586
Withheld	190,034,964.19	3.414
TOTAL	5,566,261,501.17	100.000

Michael E. Wiley
Affirmative	5,376,768,165.19	96.596
Withheld	189,493,335.98	3.404
TOTAL	5,566,261,501.17	100.000

Proposal 1 reflects trust wide proposal and voting results.

59	Semiannual Report

CPF-SANN-0318 792756.2.0 1.9881295.101	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2018

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 26, 2018